UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742

Exact name of registrant as specified in charter:	Voyageur Mutual Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Annual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund August 31, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type/sector allocations	17
Schedules of investments	20
Statements of assets and liabilities	50
Statements of operations	52
Statements of changes in net assets	54
Financial highlights	60
Notes to financial statements	76
Report of independent registered
public accounting firm	89
Other Fund information	90
Board of trustees/directors and
officers addendum	96
About the organization	104

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds	September 10, 2013

Performance preview (for the year ended August 31, 2013)
Delaware Tax-Free Minnesota Fund (Class A shares)	1-year return	-4.24%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Minnesota Municipal Debt Funds Average	1-year return	-4.45%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Minnesota Intermediate Fund (Class A shares)	1-year return	-3.09%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	-2.30%
Lipper Other States Intermediate Municipal Debt Funds Average	1-year return	-3.38%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Minnesota Intermediate Fund, please see the table on page 8.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Other States Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years and are exempt from taxation on a specified city or state basis.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Minnesota High-Yield Municipal Bond Fund (Class A shares)	1-year return	-4.06%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Minnesota Municipal Debt Funds Average	1-year return	-4.45%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Minnesota High-Yield Municipal Bond Fund, please see the table on page 11.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Minnesota Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Minnesota (double tax-exempt) or a city in Minnesota (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

Economic backdrop

U.S. economic growth continued its uneven, but slow upward trend throughout the Funds’ fiscal year ended Aug. 31, 2013. It was a similar story with the employment picture, as the jobless rate continued to tick downward, yet remained high at 7.3% in August 2013. Weaker-than-desired jobs data and a benign inflation outlook led to the U.S. Federal Reserve keeping its target short-term interest rate close to zero, where it been hovering for close to five years.

The Fed also continued to buy $85 billion worth of bonds a month, with the aim of lowering long-term interest rates and stimulating the economy.

Despite discussion among Fed officials about “tapering” the bond purchases this year, this program remained in place throughout the fiscal period.

Municipal bond market conditions

The municipal bond market posted reasonably even performance for the majority of the Funds’ fiscal year. However, bond prices began to decline between June and August, in conjunction with investors’ concerns as interest rates rose over the summer. Despite its earlier gains, the municipal bond market (as measured by the Barclays Municipal Bond Index) lost approximately 3.7% for the Funds’ full fiscal year.

The rise in interest rates was one of two main factors affecting the performance of the municipal bond market during the Funds’ fiscal year. The second involved two well-publicized credit events. In July, the city of Detroit filed for Chapter 9 bankruptcy protection, while in December, credit rating agency Moody’s Investors Service (Moody’s) downgraded the general obligation bonds of Puerto Rico from Baa1 to Baa3, the lowest tier of the investment grade bond universe.

The impact of this latter event on the municipal bond market was especially significant, as Puerto Rico securities are widely held by U.S. municipal bond portfolio managers (Puerto Rico bonds, like those of all U.S. territories, are generally fully income tax exempt for investors in all 50 states). Investors feared an additional downgrade would precipitate substantial selling on the part of the many fund managers who face limitation on the amount of noninvestment grade debt that can be held in their portfolios. Consequently, Puerto Rico securities underperformed dramatically.

For the full fiscal year, securities with longer maturities and lower credit ratings significantly lagged their shorter-dated, higher-rated counterparts — the reverse of conditions seen in recent years — as investors proved less willing to take on either credit risk or interest rate risk.

In our view, the fundamental backdrop for municipal securities remained positive during the year, despite the overall price declines of the asset class. Although declining demand for municipal securities put downward pressure on prices, weaker-than-anticipated supply of new municipal debt counterbalanced some of these challenging performance factors. Amid this nationwide drop in tax-exempt bond issuance, Minnesota saw an even bigger-than-average decline.

2

Sticking to our strategy

Amid volatile market conditions, we kept our management strategy consistent. Our approach is known as a “bottom-up” way of investing, which means we consider securities one at a time, each on its individual merits. We conduct exhaustive research and choose the combination of bonds we believe offer a favorable risk-reward trade-off for the Funds’ shareholders.

Based on our confidence in our credit research, we maintained an emphasis on bonds with credit ratings of A and BBB, representing the mid-to-lower tier of the investment grade bond universe. We believe this segment of the marketplace may have the potential to provide better long-term value for diligent investors who are able to conduct the necessary research.

We also paid close attention to shifts in the market landscape, making subtle adjustments to the composition of the Funds’ portfolios that resulted in a somewhat more conservative position over time.

For example, roughly midway through the Funds’ fiscal year we believed it was prudent to protect the portfolios from a potential rise in long-term interest rates. This entailed modestly reducing the Funds’ exposure to longer-maturity securities. These shifts represented only subtle changes to the Funds’ portfolios.

Within the Funds

Some of the most notable detractors from the Funds’ performance were issued by Puerto Rico. Because Puerto Rico bonds generally provide investors with the same income-tax benefits as in-state municipal debt, these securities are often employed by state-specific portfolio managers to add diversification or to keep a fund 100% invested.

Within Delaware Tax-Free Minnesota Fund, for example, the poorest returns came from two Puerto Rico sales-tax revenue bond issues, rated A+/A3 by Standard & Poor’s (S&P) and Moody’s, respectively. These bonds, maturing in 2042 and 2037, declined by 20% and 18%, respectively, during the fiscal year. Delaware Minnesota High-Yield Municipal Bond Fund, meanwhile, owned similar Puerto Rico sales-tax bond securities, though with a slightly higher credit rating of AA-/Aa3 and a 2046 maturity, and these bonds declined 20% during the period. The Fund’s weakest performers also included Puerto Rico Electric Power Authority (PREPA) bond issues, rated BBB+/Baa1 and maturing in 2040, as these lower-investment-grade credits shed about 28% during the period.

Not all of the Funds’ weaker holdings were from Puerto Rico, however. For example, utility bonds issued by the Western Minnesota Municipal Power Agency, rated Ba2 by Moody’s, fell about 10% and represented Delaware Tax-Free Minnesota Intermediate Fund’s biggest decliner of the period. Also underperforming were Laurentian Energy Authority bonds issued to finance the conversion of existing coal plants into sources of biomass and other alternative energy.

On the positive side of the ledger, all three of the Funds’ portfolios were beneficiaries of strong performance from various nonrated Minneapolis multifamily housing bonds, all of which gained approximately 7% during the fiscal year. Meanwhile, other noteworthy

3

Portfolio management review
Delaware Investments® Minnesota Municipal Bond Funds

performers for Delaware Tax-Free Minnesota Intermediate Fund were nonrated Minneapolis Community Development Agency revenue bonds, with a 2021 maturity and an attractive coupon of 6.75%. These securities gained 6% during the Fund’s fiscal year.

Minnesota economic backdrop

Minnesota has a fundamentally sound economy and is not dependent on any one sector. Employment is diverse, with a mix of manufacturing, services, and trade — similar to the U.S. overall. Other relevant notes:

  In July 2013, nonfarm employment of 2.8 million was up 2% from a year earlier.

  The state’s unemployment rate of 5.2% in July 2013 was well below national levels of 7.4%.

  Personal income per capita is consistently above the national average; for the past five years the state’s per-capita personal income has been between 105% and 108% of the national average.

  Minnesota had previously depleted its budget reserve during 2009–2011 as a result of weak revenue performance, but has built it back up to statutory maximum levels after strong performance in 2012 and 2013. The most recent update in July 2013 showed forecast improvement of $463 million for the end of fiscal 2013 (which is also the close of the 2012-2013 biennium). The $38 billion budget for the 2014-2015 biennium closed a $627 million shortfall. The budget increases the income tax on high-income earners to 9.85%, eliminates some corporate tax subsidies, and raises tobacco tax by $1.60. The budget reduces property tax pressures through refunds and funding for aid to local governments. (Data: bls.gov; Minnesota Management & Budget; Moody’s Investors Service.)

4

Performance summaries
Delaware Tax-Free Minnesota Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. Feb. 27, 1984)
Excluding sales charge	-4.24%	+4.15%	+4.26%
Including sales charge	-8.52%	+3.20%	+3.78%
Class B (Est. March 11, 1995)
Excluding sales charge	-4.66%	+3.44%	+3.62%
Including sales charge	-8.34%	+3.18%	+3.62%
Class C (Est. May 4, 1994)
Excluding sales charge	-4.93%	+3.37%	+3.49%
Including sales charge	-5.85%	+3.37%	+3.49%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from April 1, 2013, through March 31, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

5

Performance summaries
Delaware Tax-Free Minnesota Fund

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.65% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.92%	1.67%	1.67%
(without fee waivers)
Net expenses	0.90%	1.65%	1.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free Minnesota Fund — Class A Shares	$9,550	$14,482

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 7.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEFFX	928918101
Class B	DMOBX	928928696
Class C	DMOCX	928918408

7

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. Oct. 27, 1985)
Excluding sales charge	-3.09%	+3.61%	+3.90%
Including sales charge	-5.79%	+3.04%	+3.62%
Class C (Est. May 4, 1994)
Excluding sales charge	-3.99%	+2.73%	+3.03%
Including sales charge	-4.93%	+2.73%	+3.03%
Barclays 3–15 Year Blend Municipal Bond Index	-2.30%	+4.58%	+4.44%

On May 22, 2013, the Board of Trustees of Voyageur Intermediate Tax Free Funds (the “Trust”) approved the elimination of Class B shares for the Fund. The Fund’s Class B shares are no longer available for exchange.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 28, 2012, through Dec. 27, 2013.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

8

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C
Total annual operating expenses	0.94%	1.69%
(without fee waivers)
Net expenses	0.84%	1.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual

9

Performance summaries
Delaware Tax-Free Minnesota Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,437
Delaware Tax-Free Minnesota Intermediate Fund — Class A Shares	$9,725	$14,253

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 8 through 10.

The chart also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2003. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DXCCX	928930106
Class C	DVSCX	928930205

10

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. June 4, 1996)
Excluding sales charge	-4.06%	+4.64%	+4.66%
Including sales charge	-8.36%	+3.68%	+4.17%
Class B (Est. June 12, 1996)
Excluding sales charge	-4.68%	+3.88%	+4.01%
Including sales charge	-8.38%	+3.62%	+4.01%
Class C (Est. June 7, 1996)
Excluding sales charge	-4.77%	+3.85%	+3.87%
Including sales charge	-5.69%	+3.85%	+3.87%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

11

Performance summaries
Delaware Minnesota High-Yield Municipal Bond Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.64% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.89%	1.64%	1.64%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

12

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Minnesota High-Yield Municipal Bond Fund — Class A Shares	$9,550	$15,042

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 11 through 13.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVMHX	928928316
Class B	DVMYX	928928290
Class C	DVMMX	928928282

13

Disclosure of Fund expenses
For the six-month period from March 1, 2013 to August 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2013 to Aug. 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

14

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$939.20	0.90%	$4.40
Class B	1,000.00	938.60	1.13%	5.52
Class C	1,000.00	935.90	1.65%	8.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class B	1,000.00	1,019.51	1.13%	5.75
Class C	1,000.00	1,016.89	1.65%	8.39

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$953.50	0.84%	$4.14
Class C	1,000.00	948.70	1.69%	8.30
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class C	1,000.00	1,016.69	1.69%	8.59

15

Disclosure of Fund expenses

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$938.90	0.89%	$4.35
Class B	1,000.00	936.30	1.64%	8.00
Class C	1,000.00	935.50	1.64%	8.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Class B	1,000.00	1,016.94	1.64%	8.34
Class C	1,000.00	1,016.94	1.64%	8.34

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

16

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	98.67%
Corporate-Backed Revenue Bonds	3.48%
Education Revenue Bonds	8.89%
Electric Revenue Bonds	4.50%
Healthcare Revenue Bonds	37.21%
Housing Revenue Bonds	5.85%
Lease Revenue Bonds	3.74%
Local General Obligation Bonds	10.45%
Pre-Refunded/Escrowed to Maturity Bonds	11.49%
Special Tax Revenue Bonds	3.49%
State General Obligation Bonds	3.37%
Transportation Revenue Bonds	3.41%
Water & Sewer Revenue Bonds	2.79%
Total Value of Securities	98.67%
Receivables and Other Assets Net of Liabilities	1.33%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Puerto Rico	1.06%

17

Security type/sector allocations
Delaware Tax-Free Minnesota Intermediate Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	98.58%
Corporate-Backed Revenue Bonds	3.51%
Education Revenue Bonds	14.43%
Electric Revenue Bonds	7.37%
Healthcare Revenue Bonds	33.09%
Housing Revenue Bonds	1.54%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	16.37%
Pre-Refunded/Escrowed to Maturity Bonds	4.07%
Special Tax Revenue Bonds	4.20%
State General Obligation Bonds	4.32%
Transportation Revenue Bonds	4.94%
Water & Sewer Revenue Bond	1.38%
Short-Term Investments	0.73%
Total Value of Securities	99.31%
Receivables and Other Assets Net of Liabilities	0.69%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund, held bonds issued by or on behalf of territories of the United State as follows:

Territory	(as a % of fixed income investments)
Puerto Rico	0.20%

18

Delaware Minnesota High-Yield Municipal Bond Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	98.64%
Corporate-Backed Revenue Bonds	3.92%
Education Revenue Bonds	11.43%
Electric Revenue Bonds	5.58%
Healthcare Revenue Bonds	39.72%
Housing Revenue Bonds	9.02%
Lease Revenue Bonds	3.51%
Local General Obligation Bonds	8.91%
Pre-Refunded Bonds	1.74%
Special Tax Revenue Bonds	7.73%
State General Obligation Bonds	1.91%
Transportation Revenue Bonds	3.59%
Water & Sewer Revenue Bond	1.58%
Short-Term Investments	0.26%
Total Value of Securities	98.90%
Receivables and Other Assets Net of Liabilities	1.10%
Total Net Assets	100.00%

*As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Puerto Rico	2.53%
U.S. Virgin Islands	0.66%

19

Schedules of investments
Delaware Tax-Free Minnesota Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 98.67%
Corporate-Backed Revenue Bonds – 3.48%
Cloquet Pollution Control Revenue (Potlatch Project)
5.90% 10/1/26	$7,000,000	$6,941,130
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,244,400
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	7,895,000	6,161,495
		20,347,025
Education Revenue Bonds – 8.89%
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	3,500,000	3,337,880
Minnesota Colleges & Universities Revenue Fund
Series A
5.00% 10/1/20	1,060,000	1,219,011
5.00% 10/1/21	1,340,000	1,539,941
5.00% 10/1/28	8,900,000	9,405,876
5.00% 10/1/29 (NATL-RE)	5,665,000	5,851,548
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,261,950
Series 6-J1 5.00% 5/1/36	2,225,000	2,001,899
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,454,375
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,054,670
Series 7-D
5.00% 3/1/30	1,500,000	1,566,645
5.00% 3/1/40	3,000,000	3,078,270
(St. Catherine University) Series 7-Q
5.00% 10/1/21	1,300,000	1,415,713
5.00% 10/1/23	350,000	375,673
5.00% 10/1/24	475,000	500,683
5.00% 10/1/27	200,000	201,080
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,003,100
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,853,082

20

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities
Authority Revenue (continued)
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	$5,000,000	$5,053,900
Series 7-A 5.00% 10/1/39	2,000,000	2,027,140
Series 7-U
4.00% 4/1/27	500,000	481,430
5.00% 4/1/23	550,000	618,602
University of Minnesota
Series A 4.00% 2/1/37	3,860,000	3,598,138
Series D 5.00% 12/1/27	1,000,000	1,089,570
		51,990,176
Electric Revenue Bonds – 4.50%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/42	1,500,000	1,488,660
Chaska Electric Revenue (Generating Facilities)
Series A 5.00% 10/1/30	3,000,000	3,067,260
Hutchinson Utilities Commission Revenue Series A
4.00% 12/1/21	700,000	735,455
5.00% 12/1/19	520,000	592,561
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,001,350
Series A
5.00% 10/1/34	4,750,000	4,813,079
5.125% 10/1/29	3,000,000	3,097,230
Rochester Electric Utility Revenue Series B
5.00% 12/1/27	295,000	318,863
5.00% 12/1/28	275,000	294,104
5.00% 12/1/31	1,365,000	1,423,886
5.00% 12/1/33	300,000	310,944
Southern Minnesota Municipal Power Agency
Power Supply Revenue Series A
^Capital Appreciation 6.70% 1/1/25 (NATL-RE)	5,000,000	3,128,250
Western Minnesota Municipal Power Agency
Series A 5.00% 1/1/27	3,750,000	4,036,538
		26,308,180

21

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 37.21%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	$2,100,000	$2,065,329
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,507,335
6.20% 7/1/45	2,000,000	2,008,060
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A
7.00% 11/1/40	1,000,000	960,070
7.00% 11/1/46	1,220,000	1,158,366
Anoka Housing Facilities Revenue (Senior Homestead
Anoka Project) Series B 6.875% 11/1/34	2,015,000	1,970,831
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,586,222
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,503,000
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project) Series A
5.00% 4/1/38	730,000	604,206
5.00% 4/1/40	705,000	574,251
5.00% 4/1/48	500,000	395,760
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	850,000	817,828
6.00% 6/15/39	3,570,000	3,451,583
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,165,988
5.40% 8/1/40	1,000,000	947,080
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	481,665
4.00% 4/1/25	660,000	627,000
4.00% 4/1/31	450,000	387,072
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,809,698

22

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A
6.375% 11/15/23	$180,000	$208,678
6.625% 11/15/28	3,000,000	3,468,900
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,305,346
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,464,350
5.00% 11/15/34 (AMBAC)	4,750,000	4,578,193
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	966,893
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,275,551
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,771,093
5.25% 8/15/35	2,085,000	2,143,005
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,009,780
Minnesota Agricultural & Economic Development
Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,818,253
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,748,358
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,460,300
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,545,677
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,124
6.375% 11/15/29	15,000	15,048
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,804,758
Red Wing Senior Housing (Deer Crest Project) Series A
5.00% 11/1/27	430,000	403,362
5.00% 11/1/32	330,000	288,258
5.00% 11/1/42	1,250,000	1,007,450
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,461,112

23

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	$10,840,000	$9,416,165
•Series A 4.00% 11/15/30	2,000,000	2,198,460
•Series C 4.50% 11/15/38	1,000,000	1,091,840
Series D Remarketing 5.00% 11/15/38	6,405,000	6,477,248
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	321,161
5.00% 7/1/33	650,000	653,218
5.875% 7/1/30	1,850,000	1,955,765
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/27	1,280,000	1,187,635
5.30% 9/1/37	1,200,000	1,031,100
6.375% 9/1/42	2,435,000	2,466,192
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,148,135
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,004,280
5.25% 9/1/34	7,000,000	6,712,159
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55% 10/1/36	1,500,000	1,410,810
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,040,750
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,187,860
Series A
5.00% 5/1/25	1,035,000	1,038,685
5.125% 5/1/30	9,350,000	9,682,859
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	16,975,000	17,477,120
Series C
5.50% 7/1/23	3,000,000	3,174,300
5.625% 7/1/26	1,925,000	2,012,530
5.75% 7/1/30	5,035,000	5,220,187

24

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	$5,720,000	$6,402,110
Series A-1 5.25% 11/15/29	5,605,000	5,755,550
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	7,925,911
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,063,480
6.00% 11/15/35	10,340,000	10,465,423
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	3,070,634
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	2,421,906
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marion Center Project) Series A
5.30% 11/1/30	500,000	474,460
5.375% 5/1/43	500,000	451,940
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	946,030
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,342,935
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	1,050,000	1,031,615
5.75% 11/1/39	2,365,000	2,342,674
6.00% 5/1/47	3,685,000	3,690,601
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	819,315
4.65% 7/1/26	540,000	516,056
		217,574,932

25

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 5.85%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Series A 7.25% 11/1/29	$710,000	$710,376
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,031,441
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,220,000	1,220,976
Minnesota Housing Finance Agency
(Residential Housing)
•Series D 4.80% 7/1/38 (AMT)	2,140,000	2,029,811
Series I 4.85% 7/1/38 (AMT)	1,605,000	1,555,325
Series I 5.15% 7/1/38 (AMT)	4,565,000	4,539,345
Series L 5.10% 7/1/38 (AMT)	8,650,000	9,079,041
Series M 4.875% 7/1/37 (AMT)	4,315,000	4,158,581
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed
Securities Program) Series D
4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,255,000	2,328,896
Willmar Housing & Redevelopment Authority Multifamily
Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	525,000	525,383
		34,179,175
Lease Revenue Bonds – 3.74%
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	7,245,000	7,339,910
5.00% 3/1/27	840,000	907,376
5.00% 3/1/28	2,500,000	2,673,125
5.00% 3/1/29	6,475,000	6,865,961
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research
Facilities Funding Program) Series A 5.00% 8/1/35	3,960,000	4,057,297
		21,843,669
Local General Obligation Bonds – 10.45%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	555,955
Brainerd Independent School District #181
(School Building) Series A
4.00% 2/1/22	2,255,000	2,350,680
4.00% 2/1/23	5,990,000	6,172,815

26

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
	Farmington Independent School District #192
	(School Building) Series B 5.00% 2/1/27 (AGM)	$10,705,000	$11,140,264
^	Mahtomedi Independent School District #832 Capital
	Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,538,013
	Metropolitan Council Waste Water Treatment
	Series B 5.00% 12/1/21	1,200,000	1,264,524
	Series C 5.00% 3/1/28	5,000,000	5,480,350
	New Brighton Tax Increment Series A
	5.00% 2/1/27 (NATL-RE)	1,000,000	1,074,960
	Olmsted County Series A 4.00% 2/1/24	1,500,000	1,583,655
	Prior Lake-Savage Independent School District #719
	(School Building) Series B 5.00% 2/1/19 (AGM)	3,145,000	3,335,430
^	Sartell - St. Stephen Independent School District #748
	Capital Appreciation Series B
	6.05% 2/1/15 (NATL-RE)	1,075,000	1,060,004
	6.10% 2/1/16 (NATL-RE)	1,750,000	1,696,678
	Shakopee Independent School District #720
	(School Building)
	4.00% 2/1/26	1,600,000	1,623,296
	5.00% 2/1/21	1,000,000	1,152,570
	South Washington County Independent School
	District #833 (School Building) Series A
	4.75% 2/1/25	2,500,000	2,632,725
	4.75% 2/1/26	3,600,000	3,688,956
	4.75% 2/1/27	2,300,000	2,357,845
	St. Paul Independent School District #625
	(School Building) Series B
	5.00% 2/1/20	1,140,000	1,323,722
	5.00% 2/1/23	1,660,000	1,911,722
	5.00% 2/1/26	2,355,000	2,597,683
	Staples United Hospital District Health Care Facilities
	(Todd Morrison ETC Hospital -Lakewood)
	5.00% 12/1/21	2,000,000	2,046,940
	5.125% 12/1/24	1,000,000	1,016,470
	Willmar City (Rice Memorial Hospital Project) Series A
	5.00% 2/1/25	2,210,000	2,402,800
	5.00% 2/1/27	1,000,000	1,062,850
			61,070,907

27

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 11.49%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	$405,000	$482,225
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,876,310
(Bloomington Mortgage) Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	19,040,148
Southern Minnesota Municipal Power Agency
Power Supply Revenue Series A
5.75% 1/1/18-13	3,420,000	3,614,564
5.75% 1/1/18-13 (AMBAC) (TCRS)	590,000	623,565
5.75% 1/1/18-13 (NATL-RE) (IBC)	910,000	961,770
St. Louis Park Health Care Facilities Revenue (Park
Nicollet Health Services) Series B 5.25% 7/1/30-14	7,000,000	7,296,030
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project) Series 3-12
5.125% 12/1/27-13	3,000,000	3,037,650
(Robert Street Office Building Project) Series 3-11
4.75% 12/1/23-13	2,000,000	2,023,220
5.00% 12/1/27-13	2,500,000	2,530,600
University of Minnesota Series A 5.50% 7/1/21	12,500,000	14,881,625
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	836,278
		67,203,985
Special Tax Revenue Bonds – 3.49%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,387,553
5.00% 12/15/20	1,000,000	1,135,730
5.00% 12/15/24	1,150,000	1,294,360
Minneapolis Development Revenue (Limited Tax
Supported Common Bond Fund) Series 2-A
6.00% 12/1/40	3,000,000	3,185,970
Minneapolis Tax Increment Revenue
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	914,220
Minnesota 911 Revenue (Public Safety Radio
Commission System Project)
5.00% 6/1/24	2,925,000	3,203,109
5.00% 6/1/25	2,000,000	2,168,740

28

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue First
Subordinate Series A
5.50% 8/1/42	$2,500,000	$2,037,375
5.75% 8/1/37	4,760,000	4,093,266
		20,420,323
State General Obligation Bonds – 3.37%
Minnesota
Series A
5.00% 10/1/24	4,625,000	5,207,195
5.00% 10/1/27	5,280,000	5,784,768
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,392,500
(Various Purposes) Series A 4.00% 8/1/27	3,250,000	3,288,480
		19,672,943
Transportation Revenue Bonds – 3.41%
Minneapolis-St. Paul Metropolitan Airports
Commission Revenue
5.00% 1/1/21	2,600,000	2,954,692
Senior Series A 5.00% 1/1/28	1,250,000	1,305,763
Subordinate Series B
5.00% 1/1/26	575,000	616,653
5.00% 1/1/27	1,160,000	1,225,470
5.00% 1/1/28	2,750,000	2,881,533
5.00% 1/1/29	120,000	124,717
5.00% 1/1/30	1,675,000	1,730,225
5.00% 1/1/31	1,250,000	1,285,088
St. Paul Housing & Redevelopment Authority
Parking Revenue
(Parking Facilities Project) Series A
5.00% 8/1/30	1,870,000	1,922,865
5.00% 8/1/35	1,145,000	1,147,782
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,506,030
St. Paul Port Authority Revenue (Amherst H Wilder
Foundation) Series 3 5.00% 12/1/36	3,200,000	3,228,831
		19,929,649

29

Schedules of investments
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 2.79%
Metropolitan Council Waste Water Treatment Revenue
Series B
4.00% 9/1/27	$2,400,000	$2,408,400
5.00% 9/1/22	2,125,000	2,484,890
5.00% 9/1/25	3,245,000	3,643,843
Series E
5.00%9/1/22	2,745,000	3,224,194
5.00% 9/1/23	2,000,000	2,303,860
5.00% 9/1/24	2,000,000	2,274,600
		16,339,787
Total Municipal Bonds (cost $575,873,259)		576,880,751

Total Value of Securities – 98.67%
(cost $575,873,259)		576,880,751
Receivables and Other Assets
Net of Liabilities – 1.33%		7,780,149
Net Assets – 100.00%		$584,660,900

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 “Notes to financial statements.”

30

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
NATL-RE — Insured by National Public Finance Guarantee Corporation
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

31

Schedules of investments Delaware Tax-Free Minnesota Intermediate Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 98.58%
Corporate-Backed Revenue Bonds – 3.51%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,680,744
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	679,163
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	385,000	388,319
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,185,000	924,810
		3,673,036
Education Revenue Bonds – 14.43%
Minnesota Colleges & Universities Revenue Fund
Series A
4.00% 10/1/18	1,000,000	1,102,740
5.00% 10/1/28	1,000,000	1,056,840
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,076,100
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	249,715
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	755,018
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	462,077
(St. John’s University) Series 6-U
4.40% 10/1/21	325,000	344,065
4.50% 10/1/23	265,000	275,799
(St. Scholastica College)
Series 7-R 4.00% 12/1/32	350,000	276,451
Series H 5.125% 12/1/30	1,000,000	1,002,300
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,669,643
Series 6-X 5.00% 4/1/24	1,000,000	1,088,020
Series 7-U 4.00% 4/1/26	1,400,000	1,370,152
University of Minnesota
Series A 4.00% 2/1/37	500,000	466,080
Series A 5.00% 12/1/23	1,000,000	1,131,670
Series D 5.00% 12/1/26	1,000,000	1,100,950
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt)
5.00% 8/1/18	1,500,000	1,671,194
		15,098,814

32

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 7.37%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/21	$1,095,000	$1,216,874
5.00% 1/1/23	1,000,000	1,096,230
5.00% 1/1/24	500,000	540,275
Chaska Electric Revenue (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,081,020
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,084,480
Northern Municipal Power Agency Electric System
Revenue Series A
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,061,160
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,122,140
Western Minnesota Municipal Power Agency
Series A 4.00% 1/1/29	540,000	516,067
		7,718,246
Healthcare Revenue Bonds – 33.09%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	750,000	733,560
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project) Series A
5.00% 4/1/38	135,000	111,737
5.00% 4/1/40	125,000	101,818
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	481,075
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	495,870
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	251,095
4.00% 4/1/27	400,000	363,096
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,734,450
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,145,040

33

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	$1,205,000	$1,308,992
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,072,900
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	861,467
Minnesota Agricultural & Economic Development
Board Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,009,740
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,707,849
Moorhead Economic Development Authority Multifamily
Housing Revenue (Eventide Lutheran Home Project)
4.70% 6/1/18	475,000	466,996
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	983,602
Rochester Health Care Facilities Revenue
•(Mayo Clinic)
Series A 4.00% 11/15/30	500,000	549,615
Series C 4.50% 11/15/38	3,235,000	3,532,101
(Olmsted Medical Center)
5.00% 7/1/19	415,000	468,962
5.125% 7/1/20	1,000,000	1,076,580
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.00% 9/1/21	1,050,000	1,021,010
6.125% 9/1/30	845,000	851,388
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	489,020
St. Cloud Health Care Revenue
(Centracare Health System Project) Series A
5.00% 5/1/16	500,000	552,010
5.125% 5/1/30	2,500,000	2,589,000
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	1,025,220
Series C 5.625% 7/1/26	2,500,000	2,613,675

34

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	$2,000,000	$2,075,380
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	505,490
5.00% 2/1/27	1,000,000	1,006,720
St. Paul Housing & Redevelopment Authority
Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.25% 8/1/30	1,000,000	1,015,870
(Senior Homes-Episcopal Himes Project)
5.00% 5/1/33	500,000	423,250
Wayzata Senior Housing Revenue (Folkestone Senior
Living Community) Series B 4.875% 5/1/19	1,000,000	1,004,570
		34,629,148
Housing Revenue Bonds – 1.54%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,275,000	1,276,020
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,343
		1,606,363
Lease Revenue Bonds – 3.36%
Minnesota General Fund Revenue Appropriations
Series B 5.00% 3/1/29	1,500,000	1,590,570
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,045,160
Virginia Housing & Redevelopment Authority Health
Care Facility Lease Revenue 5.25% 10/1/25	880,000	883,749
		3,519,479
Local General Obligation Bonds – 16.37%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	546,940
Anoka-Hennepin Independent School District #11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,129,940
Brainerd Independent School District #181
(School Building) Series A 4.00% 2/1/22	2,500,000	2,606,074
Duluth Independent School District #709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,842,901

35

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County Series B 4.00% 12/1/20	$500,000	$554,200
Mankato Independent School District #77
(School Building) 4.125% 2/1/22	1,000,000	1,054,230
Metropolitan Council Waste Water Treatment Series C
5.00% 3/1/16	560,000	620,878
5.00% 3/1/28	1,000,000	1,096,070
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,536,960
Robbinsdale Independent School District #281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,178,875
South Washington County Independent School
District #833 (School Building) Series A 4.00% 2/1/22	750,000	778,860
St. Paul Independent School District #625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,071,143
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,088,050
Willmar City (Rice Memorial Hospital Project) Series A
5.00% 2/1/23	500,000	556,615
5.00% 2/1/27	440,000	467,654
		17,129,390
§Pre-Refunded/Escrowed to Maturity Bonds – 4.07%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Series C 5.00% 3/1/18-15	1,000,000	1,068,670
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A 6.125% 8/1/29-14	5,000	5,125
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.50% 7/1/25-14	1,500,000	1,566,570
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,139,580
5.75% 7/1/18	400,000	478,812
		4,258,757
Special Tax Revenue Bonds – 4.20%
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	385,087
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,409,209

36

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minnesota 911 Revenue (Public Safety Radio
Communication System Project) (continued)
4.25% 6/1/18 (ASSURED GTY)	$1,170,000	$1,305,334
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,042,470
Puerto Rico Sales Tax Financing Revenue
First Subordinate Un-Refunded Balance
Series A 6.125% 8/1/29	245,000	249,121
		4,391,221
State General Obligation Bonds – 4.32%
Minnesota
5.00% 8/1/15	2,000,000	2,176,200
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	463,116
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,167,790
Series D 4.00% 8/1/17	645,000	715,492
		4,522,598
Transportation Revenue Bonds – 4.94%
Minneapolis-St. Paul Metropolitan Airports
Commission Revenue
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,394,958
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,082,810
Series B 5.00% 1/1/26	710,000	761,432
Series C 5.00% 1/1/21	275,000	307,860
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,064,060
St. Paul Port Authority Revenue (Freeman Office Building)
Series 2 5.00% 12/1/23	500,000	559,920
		5,171,040
Water & Sewer Revenue Bond – 1.38%
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,439,666
		1,439,666
Total Municipal Bonds (cost $101,938,652)		103,157,758

	Number of shares
Short-Term Investments – 0.73%
Money Market Instrument – 0.54%
Minnesota Municipal Cash Trust	569,673	569,673
		569,673

37

Schedules of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Note – 0.19%
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System) Series B-2 0.05% 11/15/35
(LOC-JPMorgan Bank N.A.)	$200,000	$200,000
		200,000
Total Short-Term Investments (cost $769,673)		769,673

Total Value of Securities – 99.31%
(cost $102,708,325)		103,927,431
Receivables and Other Assets
Net of Liabilities – 0.69%		720,821
Net Assets – 100.00%		$104,648,252

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 “Notes to financial statements.”

@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $385,087, which represented 0.37% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

38

Delaware Minnesota High-Yield Municipal Bond Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 98.64%
Corporate-Backed Revenue Bonds – 3.92%
Cloquet Pollution Control Revenue (Potlatch Project)
5.90% 10/1/26	$2,700,000	$2,677,292
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,584,713
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,365,000	1,845,717
		6,107,722
Education Revenue Bonds – 11.43%
Baytown Township Lease Revenue (St. Croix Preparatory
Academy) Series A 7.00% 8/1/38	500,000	510,975
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	953,680
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	703,563
Series 6-J1 5.00% 5/1/36	1,000,000	899,730
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,472,625
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	934,220
(St. Catherine University) Series 7-Q
5.00% 10/1/25	325,000	337,366
5.00% 10/1/26	280,000	284,278
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	823,911
(St. Olaf College) Series 6-O
4.50% 10/1/32	1,000,000	968,810
5.00% 10/1/22	1,000,000	1,107,770
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	720,683
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,636,531
Series 7-A 5.00% 10/1/39	1,000,000	1,013,570
Series 7-U
4.00% 4/1/25	1,150,000	1,148,413
4.00% 4/1/27	500,000	481,430
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue (Nova Classical Academy)
Series A 6.625% 9/1/42	1,500,000	1,560,105

39

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Lease
Revenue (St. Paul Conservatory for
Performing Artists) Series A 4.625% 3/1/43	$1,000,000	$785,650
University of Minnesota Series A
4.00% 2/1/38	415,000	386,763
5.125% 4/1/34	1,000,000	1,061,280
		17,791,353
Electric Revenue Bonds – 5.58%
Chaska Electric Revenue (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,081,020
Hutchinson Utilities Commission Revenue Series A
5.00% 12/1/22	490,000	548,594
5.00% 12/1/26	360,000	384,048
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,786,520
Northern Municipal Power Agency Electric System
Revenue Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,136,910
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,166,349
Western Minnesota Municipal Power Agency
Series A 5.00% 1/1/29	1,500,000	1,584,690
		8,688,131
Healthcare Revenue Bonds – 39.72%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	704,606
Anoka Health Care Facilities Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,566,642
Anoka Housing & Redevelopment Authority
Revenue (Fridley Medical Center Project)
Series A 6.875% 5/1/40	1,000,000	1,021,000
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	968,150
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,002,400
Cloquet Housing Facilities (HADC Cloquet Project)
Series A 5.00% 8/1/48	850,000	700,205

40

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project) Series A
5.00% 4/1/38	$200,000	$165,536
5.00% 4/1/40	190,000	154,763
5.00% 4/1/48	300,000	237,456
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	481,075
6.00% 6/15/39	1,000,000	966,830
Glencoe Health Care Facilities Revenue (Glencoe
Regional Health Services Project) 4.00% 4/1/31	1,000,000	860,160
Mahtomedi Senior Housing Revenue
(St. Andrew’s Village Project) 5.75% 12/1/40	1,000,000	932,370
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,194,258
5.25% 5/1/37	1,000,000	952,440
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,312,600
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	286,260
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	2,891,490
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	532,082
Minnesota Agricultural & Economic Development Board
Revenue (Benedictine Health Systems) 5.75% 2/1/29	1,000,000	959,500
Moorhead Economic Development Authority Multifamily
Housing Revenue (Eventide Lutheran Home Project)
Series A 5.15% 6/1/29	550,000	492,861
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	968,380
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,492,290
Oakdale Senior Housing (Oak Meadows Project)
5.00% 4/1/34	500,000	434,925

41

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	$400,000	$399,644
6.00% 4/1/41	1,250,000	1,228,425
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A
6.875% 12/1/29	1,000,000	1,035,370
7.375% 12/1/41	375,000	392,321
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	3,005,000	2,610,293
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	387,352
5.00% 7/1/27	245,000	255,726
5.00% 7/1/28	225,000	232,313
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/22	1,080,000	1,055,786
6.25% 9/1/36	925,000	936,063
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	701,638
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	958,880
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,546,965
Series A 5.125% 5/1/30	3,125,000	3,236,250
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39	3,830,000	3,943,292
Series C 5.50% 7/1/23	1,000,000	1,058,100
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,126,575
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,003,280

42

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	$1,000,000	$1,028,730
6.00% 11/15/30	1,000,000	1,015,870
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	768,907
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,328,142
5.15% 11/1/42	775,000	627,649
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Marion Center Project)
Series A 5.375% 5/1/43	1,000,000	903,880
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,011,740
5.00% 6/1/35	1,000,000	946,030
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,674,383
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	895,290
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	260,000	255,447
5.75% 11/1/39	590,000	584,430
6.00% 5/1/47	920,000	921,398
Winona Health Care Facilities Revenue
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,488,660
		61,837,108
Housing Revenue Bonds – 9.02%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	911,880

43

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Series A 7.25% 11/1/29	$1,975,000	$1,976,047
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	995,000	995,070
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	480,000	480,384
Minneapolis-St. Paul Housing Finance Board Mortgage-
Backed Securities Program (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	201,776	196,943
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	585,170
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,196,460
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	780,000	768,456
Series I 4.85% 7/1/38 (AMT)	930,000	901,217
Series L 5.10% 7/1/38 (AMT)	1,315,000	1,380,224
Series M 4.875% 7/1/37 (AMT)	2,395,000	2,308,180
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	750,113
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	595,838
		14,045,982
Lease Revenue Bonds – 3.51%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34	595,000	607,043
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	400,000	405,240
5.00% 3/1/29	1,500,000	1,590,570
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,858,941
		5,461,794
Local General Obligation Bonds – 8.91%
Chaska Independent School District #112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,012,610

44

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Farmington Independent School District #192
(School Building) Series B 5.00% 2/1/27 (AGM)	$1,000,000	$1,040,660
Foley Independent School District #51 (School Building)
Series A 5.00% 2/1/21	1,105,000	1,209,135
Hopkins Independent School District #270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	1,055,000	1,116,876
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	526,885
Series C 5.00% 3/1/28	1,000,000	1,096,070
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,536,960
Moorhead Improvement
Series B 5.00% 2/1/33 (NATL-RE)	750,000	763,913
South Washington County Independent School
District #833 (School Building) Series A
4.75% 2/1/27	1,500,000	1,537,725
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	610,000	624,317
5.125% 12/1/24	205,000	208,376
5.25% 12/1/26	1,540,000	1,562,761
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,632,075
		13,868,363
§Pre-Refunded Bonds – 1.74%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	405,000	413,197
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/20-16	1,150,000	1,285,424
St. Paul Port Authority Lease Revenue
(Robert Street Office Building Project) Series 3-11
5.00% 12/1/27- 13	1,000,000	1,012,240
		2,710,861
Special Tax Revenue Bonds – 7.73%
Hennepin County Sales Tax Revenue
(First Lien-Ball Park Project) Series B 5.00% 12/15/24	1,000,000	1,125,530

45

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Hennepin County Sales Tax Revenue (continued)
(Second Lien-Ballpark Project) Series B
5.00% 12/15/20	$1,500,000	$1,703,594
5.00% 12/15/24	1,000,000	1,125,530
Minneapolis Development Revenue (Limited Tax
Supported Common Bond Fund) Series 2-A
5.00% 6/1/28 (AMT)	1,170,000	1,154,299
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	648,960
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	452,740
Minnesota 911 Revenue (Public Safety Radio
Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,094,890
Puerto Rico Sales Tax Financing Revenue
First Subordinate
Series A 5.375% 8/1/39	750,000	608,153
Series A 5.75% 8/1/37	790,000	679,345
Series C 5.00% 8/1/46	1,750,000	1,430,939
St. Paul Port Authority (Limited Tax-Brownsfields
Redevelopment) Series 2 5.00% 3/1/37	1,000,000	1,000,950
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,018,620
		12,043,550
State General Obligation Bonds – 1.91%
Minnesota Series A
5.00% 10/1/24	1,000,000	1,125,880
5.00% 10/1/27	1,000,000	1,095,600
(Various Purposes) 4.00% 8/1/27	750,000	758,880
		2,980,360
Transportation Revenue Bonds – 3.59%
Minneapolis-St. Paul Metropolitan Airports
Commission Revenue
5.00% 1/1/21	1,000,000	1,136,420
5.00% 1/1/22	2,000,000	2,237,800
Subordinate Series B 5.00% 1/1/29	2,130,000	2,213,730
		5,587,950

46

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 1.58%
Metropolitan Council Waste Water Treatment Series E
5.00% 9/1/21	$2,100,000	$2,465,316
		2,465,316
Total Municipal Bonds (cost $157,089,337)		153,588,490

	Number of shares
Short-Term Investments – 0.26%
Money Market Instrument – 0.10%
Minnesota Municipal Cash Trust	153,126	153,126
		153,126

	Principal amount
¤Variable Rate Demand Note – 0.16%
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Allina Health System) Series B-2 0.05% 11/15/35
(LOC-JPMorgan Chase Bank N.A.)	$250,000	250,000
		250,000
Total Short-Term Investments (cost $403,126)		403,126

Total Value of Securities – 98.90%
(cost $157,492,463)		153,991,616
Receivables and Other Assets
Net of Liabilities – 1.10%		1,710,568
Net Assets – 100.00%		$155,702,184

47

Schedules of investments
Delaware Minnesota High-Yield Municipal Bond Fund

@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $2,323,343, which represented 1.49% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

48

Statements of assets and liabilities

August 31, 2013

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Assets:
Investments, at value	$576,880,751	$103,157,758	$153,588,490
Short-term investments, at value	—	769,673	403,126
Cash	541,209	—	—
Interest receivable	8,229,872	1,183,218	2,259,627
Receivable for fund shares sold	521,763	36,306	149,551
Receivable for securities sold	72,909	—	13,888
Total assets	586,246,504	105,146,955	156,414,682

Liabilities:
Bank overdraft	—	238,665	129,848
Payable for fund shares redeemed	601,387	55,943	247,445
Income distributions payable	519,332	78,123	143,820
Investment management fees payable	253,180	37,252	55,517
Distribution fees payable	154,557	24,228	56,666
Trustees’ fees payable	3,561	641	964
Other affiliates payable	19,157	3,461	5,776
Other accrued expenses	34,430	60,390	72,462
Total liabilities	1,585,604	498,703	712,498

Total Net Assets	$584,660,900	$104,648,252	$155,702,184

Investments, at cost	$575,873,259	$101,938,652	$157,089,337
Short-term investments, at cost	—	769,673	403,126

Net Assets Consist of:
Paid-in capital	$582,112,900	$103,339,101	$162,379,905
Undistributed (distributions in excess of)
net investment income	(179,083)	2,522	—
Undistributed (accumulated)
net realized gain (loss) on investments	1,719,591	87,523	(3,176,874)
Net unrealized appreciation (depreciation)
of investments	1,007,492	1,219,106	(3,500,847)
Total Net Assets	$584,660,900	$104,648,252	$155,702,184

50

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Asset Value

Class A
Net assets	$540,533,225	$90,110,503	$121,231,538
Shares of beneficial interest outstanding,
unlimited authorization, no par	45,163,544	8,312,452	11,825,399
Net asset value per share	$11.97	$10.84	$10.25
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset
value per share/(1-sales charge)	$12.53	$11.15	$10.73

Class B
Net assets	$1,142,887	$—	$1,330,222
Shares of beneficial interest outstanding,
unlimited authorization, no par	95,419	—	129,569
Net asset value and offering price per share,
equal to net asset value per
share/(1-sales charge)	$11.98	$—	$10.27

Class C
Net assets	$42,984,788	$14,537,749	$33,140,424
Shares of beneficial interest outstanding,
unlimited authorization, no par	3,580,099	1,338,245	3,226,346
Net asset value and offering price per share,
equal to net asset value per
share/(1-sales charge)	$12.01	$10.86	$10.27

See accompanying notes, which are an integral part of the financial statements.

51

Statements of operations

Year Ended August 31, 2013

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$27,467,829	$4,296,673	$7,565,585

Expenses:
Management fees	3,389,670	576,222	918,627
Distribution expenses – Class A	1,451,960	247,666	323,801
Distribution expenses – Class B	16,752	696	16,236
Distribution expenses – Class C	456,270	161,056	358,412
Dividend disbursing and transfer agent fees
and expenses	465,619	97,905	138,393
Accounting and administration expenses	243,571	44,703	64,786
Registration fees	62,997	22,617	12,347
Legal fees	54,583	11,022	14,302
Reports and statements to shareholders	40,823	11,565	12,262
Audit and tax	38,572	38,794	39,068
Trustees’ fees	29,249	5,539	7,933
Pricing fees	20,264	11,976	15,052
Custodian fees	12,151	2,439	3,605
Insurance	11,328	2,062	2,863
Consulting fees	5,905	1,092	1,578
Dues and services	4,644	2,051	1,513
Trustees’ expenses	2,211	409	579
	6,306,569	1,237,814	1,931,357
Less fees waived	(295,691)	(33,171)	(163,021)
Less waived distribution expenses – Class A	—	(99,066)	—
Less waived distribution expenses – Class B	(4,339)	—	—
Less expense paid indirectly	(346)	(71)	(111)
Total operating expenses	6,006,193	1,105,506	1,768,225
Net Investment Income	21,461,636	3,191,167	5,797,360
52

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	$2,145,694	$214,983	$133,909
Net change in unrealized appreciation
(depreciation) of investments	(50,707,918)	(7,031,138)	(13,202,802)
Net Realized and Unrealized Loss	(48,562,224)	(6,816,155)	(13,068,893)

Net Decrease in Net Assets Resulting
from Operations	$(27,100,588)	$(3,624,988)	$(7,271,533)

See accompanying notes, which are an integral part of the financial statements.

53

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$21,461,636	$22,407,663
Net realized gain	2,145,694	3,795,510
Net change in unrealized appreciation (depreciation)	(50,707,918)	26,931,845
Net increase (decrease) in net assets resulting from operations	(27,100,588)	53,135,018

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(20,186,778)	(21,261,629)
Class B	(50,134)	(83,053)
Class C	(1,242,809)	(1,131,487)

Net realized gain:
Class A	(3,872,930)	(4,685,181)
Class B	(13,102)	(27,936)
Class C	(297,920)	(298,043)
	(25,663,673)	(27,487,329)

Capital Share Transactions:
Proceeds from shares sold:
Class A	63,022,699	39,518,270
Class B	—	550
Class C	13,072,102	8,153,603

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	19,692,497	19,125,817
Class B	49,256	84,436
Class C	1,385,823	1,250,679
	97,222,377	68,133,355

54

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(70,545,571)	$(43,720,146)
Class B	(900,873)	(1,780,758)
Class C	(8,894,656)	(4,028,713)
	(80,341,100)	(49,529,617)
Increase in net assets derived from
capital share transactions	16,881,277	18,603,738
Net Increase (Decrease) in Net Assets	(35,882,984)	44,251,427

Net Assets:
Beginning of year	620,543,884	576,292,457
End of year	$584,660,900	$620,543,884

Distributions in excess of net investment income	$(179,083)	$(150,996)

See accompanying notes, which are an integral part of the financial statements.

55

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,191,167	$3,248,656
Net realized gain	214,983	736,277
Net change in unrealized appreciation (depreciation)	(7,031,138)	3,068,062
Net increase (decrease) in net assets resulting from operations	(3,624,988)	7,052,995

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,861,355)	(2,916,637)
Class B	(1,380)	(2,974)
Class C	(328,444)	(332,568)

Net realized gain:
Class A	(129,475)	—
Class B	(165)	—
Class C	(21,049)	—
	(3,341,868)	(3,252,179)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,706,590	15,579,059
Class C	2,367,119	3,942,041

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,601,208	2,210,168
Class B1	1,545	2,974
Class C	321,602	283,219
	18,998,064	22,017,461

56

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(17,238,576)	$(11,973,276)
Class B1	(127,300)	(15,778)
Class C	(3,386,183)	(2,468,234)
	(20,752,059)	(14,457,288)
Increase (decrease) in net assets derived from
capital share transactions	(1,753,995)	7,560,173
Net Increase (Decrease) in Net Assets	(8,720,851)	11,360,989

Net Assets:
Beginning of year	113,369,103	102,008,114
End of year	$104,648,252	$113,369,103

Undistributed net investment income	$2,522	$2,522

1 Class B was fully liquidated on May 31, 2013.

See accompanying notes, which are an integral part of the financial statements.

57

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,797,360	$5,503,371
Net realized gain (loss)	133,909	(37,455)
Net change in unrealized appreciation (depreciation)	(13,202,802)	8,052,212
Net increase (decrease) in net assets resulting from operations	(7,271,533)	13,518,128

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,698,827)	(4,569,906)
Class B	(46,735)	(72,794)
Class C	(1,031,373)	(935,918)
	(5,776,935)	(5,578,618)

Capital Share Transactions:
Proceeds from shares sold:
Class A	26,920,043	20,963,432
Class B	28,000	190
Class C	7,275,100	7,092,669

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,752,121	3,294,287
Class B	43,518	66,747
Class C	907,936	784,031
	38,926,718	32,201,356

58

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(24,054,167)	$(14,616,517)
Class B	(556,617)	(1,154,495)
Class C	(5,642,646)	(2,732,207)
	(30,253,430)	(18,503,219)
Increase in net assets derived from
capital share transactions	8,673,288	13,698,137
Net Increase (Decrease) in Net Assets	(4,375,180)	21,637,647

Net Assets:
Beginning of year	160,077,364	138,439,717
End of year (there was no undistributed income at
either year end.)	$155,702,184	$160,077,364

See accompanying notes, which are an integral part of the financial statements.

59

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[2]
Ratio of expenses to average net assets prior to fees waived[2]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[2] Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

60

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$13.030	$12.480	$12.730	$12.180	$12.120

0.445	0.487	0.492	0.484	0.474
(0.973)	0.660	(0.198)	0.550	0.107
(0.528)	1.147	0.294	1.034	0.581

(0.445)	(0.488)	(0.492)	(0.484)	(0.473)
(0.087)	(0.109)	(0.052)	—	(0.048)
(0.532)	(0.597)	(0.544)	(0.484)	(0.521)

$11.970	$13.030	$12.480	$12.730	$12.180

(4.24% )	9.41%	2.50%	8.66%	5.04%

$540,533	$577,061	$538,170	$586,651	$559,393
0.90%	0.90%	0.91%	0.93%	0.93%
0.95%	0.92%	0.93%	0.93%	0.95%
3.47%	3.81%	4.02%	3.89%	4.03%
3.42%	3.79%	4.00%	3.89%	4.01%
16%	16%	12%	20%	20%

61

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[2]
Ratio of expenses to average net assets prior to fees waived[2]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[2] Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

62

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$13.040	$12.490	$12.740	$12.190	$12.130

0.387	0.391	0.400	0.391	0.386
(0.973)	0.660	(0.197)	0.550	0.107
(0.586)	1.051	0.203	0.941	0.493

(0.387)	(0.392)	(0.401)	(0.391)	(0.385)
(0.087)	(0.109)	(0.052)	—	(0.048)
(0.474)	(0.501)	(0.453)	(0.391)	(0.433)

$11.980	$13.040	$12.490	$12.740	$12.190

(4.66% )	8.59%	1.74%	7.85%	4.26%

$1,143	$2,115	$3,697	$7,234	$9,506
1.39%	1.65%	1.66%	1.68%	1.68%
1.70%	1.67%	1.68%	1.68%	1.70%
2.98%	3.06%	3.27%	3.14%	3.28%
2.67%	3.04%	3.25%	3.14%	3.26%
16%	16%	12%	20%	20%

63

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[2]
Ratio of expenses to average net assets prior to fees waived[2]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[2] Ratio of expenses to average net assets and ratio of expenses to average net assets prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

64

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$13.070	$12.520	$12.780	$12.220	$12.160

0.350	0.392	0.401	0.392	0.386
(0.973)	0.660	(0.207)	0.560	0.107
(0.623)	1.052	0.194	0.952	0.493

(0.350)	(0.393)	(0.402)	(0.392)	(0.385)
(0.087)	(0.109)	(0.052)	—	(0.048)
(0.437)	(0.502)	(0.454)	(0.392)	(0.433)

$12.010	$13.070	$12.520	$12.780	$12.220

(4.93% )	8.58%	1.66%	7.91%	4.25%

$42,985	$41,368	$34,425	$38,981	$34,174
1.65%	1.65%	1.66%	1.68%	1.68%
1.70%	1.67%	1.68%	1.68%	1.70%
2.72%	3.06%	3.27%	3.14%	3.28%
2.67%	3.04%	3.25%	3.14%	3.26%
16%	16%	12%	20%	20%

65

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

66

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.530	$11.130	$11.290	$10.820	$10.720

0.330	0.355	0.375	0.376	0.384
(0.675)	0.400	(0.160)	0.469	0.100
(0.345)	0.755	0.215	0.845	0.484

(0.330)	(0.355)	(0.375)	(0.375)	(0.384)
(0.015)	—	—	—	—
(0.345)	(0.355)	(0.375)	(0.375)	(0.384)

$10.840	$11.530	$11.130	$11.290	$10.820

(3.09% )	6.88%	2.02%	7.96%	4.67%

$90,110	$97,032	$87,924	$96,568	$78,021
0.84%	0.84%	0.84%	0.82%	0.75%
0.97%	0.94%	0.95%	0.96%	0.97%
2.89%	3.12%	3.43%	3.42%	3.62%
2.76%	3.02%	3.32%	3.28%	3.40%
17%	21%	24%	22%	12%

67

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

68

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.560	$11.160	$11.320	$10.840	$10.740

0.233	0.259	0.283	0.283	0.295
(0.685)	0.400	(0.160)	0.479	0.100
(0.452)	0.659	0.123	0.762	0.395

(0.233)	(0.259)	(0.283)	(0.282)	(0.295)
(0.015)	—	—	—	—
(0.248)	(0.259)	(0.283)	(0.282)	(0.295)

$10.860	$11.560	$11.160	$11.320	$10.840

(3.99% )	5.96%	1.16%	7.14%	3.78%

$14,538	$16,210	$13,949	$14,649	$11,276
1.69%	1.69%	1.69%	1.67%	1.60%
1.72%	1.69%	1.70%	1.71%	1.72%
2.04%	2.27%	2.58%	2.57%	2.77%
2.01%	2.27%	2.57%	2.53%	2.65%
17%	21%	24%	22%	12%

69

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

70

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.080	$10.490	$10.710	$9.910	$10.000

0.399	0.420	0.430	0.415	0.422
(0.831)	0.596	(0.222)	0.798	(0.091)
(0.432)	1.016	0.208	1.213	0.331

(0.398)	(0.426)	(0.428)	(0.413)	(0.421)
(0.398)	(0.426)	(0.428)	(0.413)	(0.421)

$10.250	$11.080	$10.490	$10.710	$9.910

(4.06% )	9.86%	2.12%	12.46%	3.63%

$121,232	$124,717	$108,830	$119,038	$107,951
0.89%	0.89%	0.91%	0.93%	0.89%
0.99%	0.97%	0.98%	0.98%	0.97%
3.64%	3.89%	4.20%	4.02%	4.49%
3.54%	3.81%	4.13%	3.97%	4.41%
14%	13%	5%	11%	12%

71

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

72

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.090	$10.510	$10.720	$9.920	$10.010

0.318	0.340	0.354	0.338	0.352
(0.822)	0.586	(0.212)	0.798	(0.091)
(0.504)	0.926	0.142	1.136	0.261

(0.316)	(0.346)	(0.352)	(0.336)	(0.351)
(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

$10.270	$11.090	$10.510	$10.720	$9.920

(4.68% )	8.93%	1.46%	11.62%	2.86%

$1,330	$1,928	$2,892	$4,130	$4,995
1.64%	1.64%	1.66%	1.68%	1.64%
1.74%	1.72%	1.73%	1.73%	1.72%
2.89%	3.14%	3.45%	3.27%	3.74%
2.79%	3.06%	3.38%	3.22%	3.66%
14%	13%	5%	11%	12%

73

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

74

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.100	$10.510	$10.730	$9.930	$10.020

0.318	0.340	0.354	0.338	0.352
(0.832)	0.596	(0.222)	0.798	(0.091)
(0.514)	0.936	0.132	1.136	0.261

(0.316)	(0.346)	(0.352)	(0.336)	(0.351)
(0.316)	(0.346)	(0.352)	(0.336)	(0.351)

$10.270	$11.100	$10.510	$10.730	$9.930

(4.77% )	9.03%	1.36%	11.61%	2.85%

$33,140	$33,432	$26,718	$28,727	$24,740
1.64%	1.64%	1.66%	1.68%	1.64%
1.74%	1.72%	1.73%	1.73%	1.72%
2.89%	3.14%	3.45%	3.27%	3.74%
2.79%	3.06%	3.38%	3.22%	3.66%
14%	13%	5%	11%	12%

75

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	August 31, 2013

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2.00% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Delaware Tax-Free Minnesota Intermediate Fund’s Class B shares were completely liquidated on May 31, 2013.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

76

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund’s evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at

77

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the year ended Aug. 31, 2013.

Other — Expenses directly attributable to each Fund are charged directly to each Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2013.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Aug. 31, 2013, each Fund earned the following amounts under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$346	$71	$111

78

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Dec. 28, 2012 through Dec. 27, 2013. The contractual waivers did not change from prior fiscal year end. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements may only be terminated by agreement of DMC and each Fund.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Aug. 31, 2013, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$30,459	$5,591	$8,101

79

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC is also the transfer agent and dividend disbursing agent of the Funds. Each Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. Effective April 1, 2013, DDLP has contracted to waive Delaware Tax-Free Minnesota Fund’s Class B shares 12b-1 fees through March 31, 2014 to 0.25% of average daily net assets. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees from Dec. 28, 2012 through Dec. 27, 2013 to 0.15% of average daily net assets. The contractual waiver for Delaware Tax-Free Intermediate Fund did not change from prior fiscal year end.

As provided in the investment management agreement, each Fund bears the cost of certain legal services, including internal legal services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended Aug. 31, 2013, each Fund was charged for internal legal services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$18,503	$3,390	$4,916

For the year ended Aug. 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$93,127	$12,393	$29,222

For the year ended Aug. 31, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$338	$0	$0
Class B	168	0	10
Class C	2,670	402	462

80

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended Aug. 31, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$106,379,237	$19,262,265	$31,474,950
Sales	97,874,579	22,013,871	23,506,080

At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$575,760,136	$102,708,389	$157,380,385
Aggregate unrealized appreciation	$19,691,058	$3,523,672	$3,737,165
Aggregate unrealized depreciation	(18,570,443)	(2,304,630)	(7,125,934)
Net unrealized appreciation (depreciation)	$1,120,615	$1,219,042	$(3,388,769)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

81

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of the each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2013:

	Delaware Tax-Free Minnesota Fund
	Level 2
Municipal Bonds	$576,880,751

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$103,157,758	$103,157,758
Short-Term Investments[1]	569,673	200,000	769,673
Total	$569,673	$103,357,758	$103,927,431

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$153,588,490	$153,588,490
Short-Term Investments[1]	153,126	250,000	403,126
Total	$153,126	$153,838,490	$153,991,616

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1Security type is valued across multiple levels. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages for each Fund:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Short-Term Investments	Intermediate Fund	Bond Fund
Level 1	74.01%	37.98%
Level 2	25.99%	62.02%
Total	100.00%	100.00%

During the year ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2013 and 2012 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Year Ended 8/31/13
Ordinary income	$599,882	$—	$—
Tax-exempt income	21,456,177	3,191,179	5,776,935
Long-term capital gains	3,607,614	150,689	—
Total	$25,663,673	$3,341,868	$5,776,935

Year Ended 8/31/12
Ordinary income	$99,433	$3,837	$83,396
Tax-exempt income	22,376,736	3,248,342	5,495,222
Long-term capital gain	5,011,160	—	—
Total	$27,487,329	$3,252,179	$5,578,618

83

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2013, the components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$582,112,900	$103,339,101	$162,379,905
Distributions payable	(519,332)	(78,123)	(143,820)
Undistributed tax-exempt income	340,249	80,645	143,820
Undistributed long-term capital gain	1,606,468	87,587	—
Capital loss carryforwards	—	—	(3,058,473)
Qualified late year losses	—	—	(230,479)
Unrealized appreciation (depreciation)	1,120,615	1,219,042	(3,388,769)
Net assets	$584,660,900	$104,648,252	$155,702,184

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payable.

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2012 through Aug. 31, 2013 that, in accordance with federal income tax regulations, each Fund may elect to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2013, each Fund recorded the following reclassifications:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$(10,002)	$12	$(20,425)
Accumulated net realized gain (loss)	10,002	(12)	20,425

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At Aug. 31, 2013, Delaware Minnesota High-Yield Municipal Bond Fund utilized $346,155 of capital loss carryforward. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield
Year of Expiration	Minnesota Fund	Intermediate Fund	Municipal Bond Fund
2017	$—	$—	$83,961
2018	—	—	2,974,512
Total	$—	$—	$3,058,473

84

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12
Shares sold:
Class A	4,933,586	3,091,804	1,195,316	1,383,234	2,446,076	1,931,325
Class B*	—	36	—	—	2,511	18
Class C	1,005,884	632,910	205,682	345,207	654,674	651,422

Shares issued upon reinvestment of dividends and distributions:
Class A	1,537,395	1,504,779	228,479	194,658	343,443	304,071
Class B*	3,832	6,665	139	262	3,969	6,170
Class C	107,825	98,132	28,169	24,905	82,979	72,228
	7,588,522	5,334,326	1,657,785	1,948,266	3,533,652	2,965,234

Shares redeemed:
Class A	(5,605,922)	(3,426,551)	(1,524,093)	(1,061,511)	(2,221,602)	(1,349,135)
Class B*	(70,605)	(140,567)	(11,086)	(1,396)	(50,674)	(107,644)
Class C	(699,199)	(315,576)	(298,126)	(217,764)	(523,144)	(253,002)
	(6,375,726)	(3,882,694)	(1,833,305)	(1,280,671)	(2,795,420)	(1,709,781)
Net increase (decrease)	1,212,796	1,451,632	(175,520)	667,595	738,232	1,255,453

*Delaware Tax-Free Minnesota Intermediate Fund’s Class B was fully liquidated on May 31, 2013.

For the years ended Aug. 31, 2013 and 2012, the following shares and values were converted from Class B to Class A. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	32,546	32,612	$417,886	100,968	101,119	$1,278,778
Delaware Tax-Free Minnesota
Intermediate Fund	—	—	—	132	133	1,499
Delaware Minnesota High-Yield
Municipal Bond Fund	9,252	9,271	101,850	30,819	30,882	330,849

85

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. Each Fund had no amounts outstanding as of Aug. 31, 2013 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by each Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. Each Fund typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, that Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. Each Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. At Aug 31, 2013, and during the year then ended, each Fund held no investments in inverse floaters.

9. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be

86

adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2013, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the schedules of investments.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
11.59%	12.45%	8.36%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

87

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Geographic, Credit, and Market Risks (continued)

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. As of Aug. 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedules of investments.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Effective Oct. 1, 2013, DDLP has contracted to waive Delaware Minnesota High-Yield Municipal Bond Fund’s Class B shares 12b-1 fees through Sept. 30, 2014 to 0.25% of average daily net assets.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2013, that would require recognition or disclosure in the Funds’ financial statements.

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Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Tax Free Funds, Voyageur Intermediate Tax Free Funds and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Minnesota Fund (constituting Voyageur Tax Free Funds), Delaware Tax-Free Minnesota Intermediate Fund (constituting Voyageur Intermediate Tax Free Funds) and Delaware Minnesota High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2013

89

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Funds to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2013, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gain	Total
	Distributions	Distributions	Distributions	Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free Minnesota Fund	2.34%	83.60%	14.06%	100.00%
Delaware Tax-Free Minnesota
Intermediate Fund	—	95.49%	4.51%	100.00%
Delaware Minnesota High-Yield
Municipal Bond Fund	—	100.00%	—	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Board Consideration of Delaware Minnesota High-Yield Municipal Bond, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper,

90

Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first,

91

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Minnesota High-Yield Municipal Bond Fund — Lipper currently classifies the Fund as a Minnesota municipal debt fund. However, Management believes that it would be more appropriate to include the Fund in the high yield municipal debt funds category, which would provide a comparison to a representative peer group based on credit quality instead of a peer group based on state of issuance. Accordingly, the Lipper report prepared for the Fund compares the Fund’s performance to two separate Performance Universes – one consisting of the Fund and all retail and institutional Minnesota municipal debt funds and the other consisting of the Fund and all retail and institutional high yield municipal debt funds. When compared to other Minnesota municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. When compared to other high yield municipal debt funds, the Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of the Performance Universe and the Fund’s total return for the five- and ten-year periods was in the second quartile and first quartile, respectively, of its Performance Universe. The Board observed that, when compared to other high yield municipal debt funds, the Fund’s shorter-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s longer-term performance results, which were strong. On balance, the Board was satisfied with performance.

Delaware Tax-Free Minnesota Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Minnesota municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-year and five-periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the ten-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Minnesota Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

92

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Minnesota High-Yield Municipal Bond Fund — When compared to other Minnesota municipal debt funds, the expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of the Expense Group. When compared to other high yield municipal debt funds, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of the Expense. The Board noted that, when compared to other Minnesota municipal debt funds, the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Minnesota Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the highest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

93

Other Fund information
(Unaudited)
Delaware Investments® Minnesota Municipal Bond Funds

Board Consideration of Delaware Minnesota High-Yield Municipal Bond, Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Intermediate Fund Investment Advisory Agreements (continued)

Delaware Tax-Free Minnesota Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Tax-Free Minnesota Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders. Although the Delaware Minnesota High-Yield Municipal Bond Fund and Delaware Tax-Free Minnesota Intermediate Fund have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

94

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

96

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

97

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

98

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

99

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

100

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

101

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

102

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

103

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

104

Annual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund August 31, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type/sector/state allocations	17
Schedules of investments	23
Statements of assets and liabilities	68
Statements of operations	70
Statements of changes in net assets	72
Financial highlights	78
Notes to financial statements	102
Report of independent registered
public accounting firm	115
Other Fund information	116
Board of trustees/directors and
officers addendum	122
About the organization	130

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® National Tax-Free Funds	September 10, 2013

Performance preview (for the year ended August 31, 2013)
Delaware Tax-Free USA Fund (Class A shares)	1-year return	-5.02%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper General & Insured Municipal Debt Funds Average	1-year return	-4.94%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free USA Intermediate Fund (Class A shares)	1-year return	-3.13%
Barclays 3–15 Year Blend Municipal Bond Index (benchmark)	1-year return	-2.30%
Lipper Intermediate Municipal Debt Funds Average	1-year return	-3.00%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free USA Intermediate Fund, please see the table on page 8.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Intermediate Municipal Debt Funds Average compares funds that invest in municipal debt issues with dollar-weighted average maturities of 5 to 10 years.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware National High-Yield Municipal Bond Fund (Class A shares)	1-year return	-6.47%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper High Yield Municipal Debt Funds Average	1-year return	-6.09%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware National High-Yield Municipal Bond Fund, please see the table on page 11.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper High Yield Municipal Debt Funds Average compares funds that invest at least 50% of assets in lower-rated municipal debt issues.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1

Portfolio management review
Delaware Investments® National Tax-Free Funds

Economic backdrop

U.S. economic growth continued its uneven, but slow upward trend throughout the Funds’ fiscal year ended Aug. 31, 2013, completing the final quarter of the fiscal year with an estimated 2.5% growth rate. It was a similar story with the employment picture, as the jobless rate continued to tick downward, yet remained high at 7.3% in August 2013. This weaker-than-desired jobs data gave support to economic policy makers who favored stimulative programs. As a case in point, with inflation remaining well under control, the U.S. Federal Reserve kept its target short-term interest rate close to zero, where it has been hovering for close to five years.

In addition, in September 2012, the Fed launched a third round of its so-called “quantitative easing” program — a program that involves buying $85 billion worth of bonds a month, with the aim of lowering long-term interest rates and supporting the mortgage market.

Long-term rates did in fact continue declining through the end of 2012. Starting in January 2013, however, rates began to move upward gradually, as investors anticipated that further economic growth would naturally lead to higher interest rates. In May, the increase in rates accelerated sharply, beginning with congressional testimony from Fed Chairman Ben Bernanke, who announced his intent to “taper” the quantitative easing program once the economy’s growth proved to be self-sustaining. Although the Fed later sought to reassure investors that it had no near-term plans to lift short-term rates, rates generally continued to climb through the end of the Funds’ fiscal year in August.

Municipal bond market conditions

The municipal bond market posted reasonably even performance for the majority of the Funds’ fiscal year. However, bond prices began to decline between June and August, in conjunction with investors’ renewed fears about higher interest rates. Despite its earlier gains, the municipal bond market (as measured by the Barclays Municipal Bond Index) lost approximately 3.7% for the Fund’s full fiscal year.

The rise in interest rates was one of two main themes affecting the performance of the municipal bond market during the Funds’ fiscal year. The second involved two well-publicized credit events. In July, the city of Detroit filed for Chapter 9 bankruptcy protection, while in December 2012, credit rating agency Moody’s Investors Service (Moody’s) downgraded the general obligation bonds of Puerto Rico from Baa1 to Baa3, the lowest tier of the investment-grade bond universe.

The impact of this latter event on the municipal bond market was especially significant, as Puerto Rico securities are widely held by U.S. municipal bond portfolio managers because these bonds, like those of all U.S. territories, are generally fully income tax exempt for investors in all 50 states. Investors feared an additional downgrade, which could precipitate substantial selling on the part of the many fund managers who may face limitations on the amount of noninvestment grade debt that can be held in their portfolios. Consequently, Puerto Rico securities underperformed dramatically.

2

For the full fiscal year, securities with longer maturities and lower credit ratings significantly lagged their shorter-dated, higher-rated counterparts — the reverse of conditions seen in recent years — as investors proved less willing to take on either credit risk or interest rate risk.

In our view, the fundamental backdrop for municipal securities remained positive during the year, despite the overall price declines of the asset class. Although declining demand for municipal securities put downward pressure on prices, weaker-than-anticipated supply of new municipal debt counterbalanced some of these challenging performance factors.

Sticking to our strategy

Amid volatile market conditions, we kept our management strategy consistent. Our approach is known as a “bottom-up” way of investing, which means we consider securities one at a time, each on its individual merits. We conduct exhaustive research and choose the combination of bonds we believe offer a favorable risk-reward trade-off for the Funds’ shareholders.

Because we have significant confidence in the depth of our credit research, we maintained our typical emphasis on bonds with credit ratings of A and BBB, representing the mid-to-lower tier of the investment grade bond universe. We believe this segment of the marketplace may have the potential to provide better long-term value for diligent investors like us who are willing and able to conduct the necessary research.

Even as we maintained our strategy during the Funds’ fiscal year, we also paid close attention to shifts in the market landscape, making subtle adjustments to the composition of the Funds’ portfolios that resulted in a somewhat more conservative position over time.

Roughly midway through the Funds’ fiscal year, we believed it was prudent to protect the portfolios from a potential rise in long-term interest rates. This entailed modestly reducing the Funds’ exposure to longer-maturity securities.

We should reiterate that these shifts represented only subtle changes to the portfolio. Throughout the Funds’ fiscal year, we preserved our usual focus on bonds with mid-to-low investment-grade credit ratings. This is a segment of the market in which we believe our extensive credit research capabilities may prove advantageous over the long term.

Within the Funds

In light of the significant challenges facing Puerto Rico bonds during parts of the fiscal year, in hindsight, it is not surprising to us that some of the most notable detractors from the Funds’ performance were issued by this U.S. territory. Within Delaware Tax-Free USA Fund, for example, the poorest returns came from two Puerto Rico Electric Power Authority (PREPA) bond issues, which declined by approximately 27% and 25%, respectively, during the 1-year period. Meanwhile, within Delaware Tax-Free USA Intermediate Fund, a Puerto Rico sales tax revenue bond, rated A+/A3 by Standard & Poor’s and Moody’s, saw a 15% decline in value.

3

Portfolio management review
Delaware Investments® National Tax-Free Funds

Not all of the Funds’ weaker holdings were from Puerto Rico, however, such as the BBB+/Baa1-rated New Jersey Economic Development Authority bonds that declined approximately 10% and represented Delaware Tax-Free USA Intermediate Fund’s second-weakest performer of the period. Meanwhile, Delaware National High-Yield Municipal Bond Fund experienced weakness in Idaho Housing and Finance Association bonds issued to finance operations at the North Star Charter School, and Maryland State Health and Higher Educational Facilities Authority revenue bonds issued to support the Washington Christian Academy. These two holdings declined by 30% and 25%, respectively, during the fiscal year.

On the positive side of the ledger, both Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund saw particularly strong results from a stake in nonrated Henderson, Nev., local improvement district bonds, which were called by the issuer during the period at a substantial gain. Other outperforming securities for these two portfolios were New York City corporate-backed bonds issued for American Airlines, the proceeds of which will be used to improve passenger terminals at John F. Kennedy International Airport.

The strongest-performing security in Delaware Tax-Free USA Intermediate Fund during the fiscal year was a bond issued for a Florida airport project on behalf of Cargo Acquisition Companies Obligated Group. The Fund’s holdings in these bonds advanced by approximately 8% during the reporting period. The Fund’s portfolio also gained from a smaller position in bonds issued by the Industrial Development Authority of St. Joseph, Mo., to fund projects at the Shoppes at North Village. These nonrated issues rose by nearly 5% during the fiscal year.

4

Performance summaries
Delaware Tax-Free USA Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 11, 1984)
Excluding sales charge	-5.02%	+4.86%	+4.42%	n/a
Including sales charge	-9.31%	+3.90%	+3.94%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	-5.60%	+4.12%	+3.78%	n/a
Including sales charge	-9.23%	+3.87%	+3.78%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-5.82%	+4.07%	+3.63%	n/a
Including sales charge	-6.72%	+4.07%	+3.63%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	-4.89%	n/a	n/a	+7.31%
Including sales charge	-4.89%	n/a	n/a	+7.31%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board of Trustees (Board) has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the

5

Performance summaries
Delaware Tax-Free USA Fund

shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from May 1, 2013, through April 30, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise.  They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.56% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses	0.93%	1.69%	1.69%	0.69%
(without feewaivers)
Net expenses	0.80%	1.56%	1.56%	0.56%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free USA Fund — Class A Shares	$9,550	$14,703

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 5 through 7.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMTFX	245909106
Class B	DTFCX	245909403
Class C	DUSCX	245909700
Institutional Class	DTFIX	24610H104

7

Performance summaries
Delaware Tax-Free USA Intermediate Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. Jan. 7, 1993)
Excluding sales charge	-3.13%	+4.07%	+4.08%	n/a
Including sales charge	-5.78%	+3.49%	+3.79%	n/a
Class B (Est. May 2, 1994)
Excluding sales charge	-3.50%	+3.28%	+3.62%	n/a
Including sales charge	-5.39%	+3.28%	+3.62%	n/a
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-3.87%	+3.21%	+3.20%	n/a
Including sales charge	-4.81%	+3.21%	+3.20%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	-2.92%	n/a	n/a	+5.37%
Including sales charge	-2.92%	n/a	n/a	+5.37%
Barclays 3–15 Year Blend
Municipal Bond Index	-2.30%	+4.58%	+4.44%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from Dec. 28, 2012 through Dec. 27, 2013. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 2.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.15% of average daily net assets from March 1, 2013, through Feb. 28, 2014.

8

Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately five years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.97%	1.67%	1.67%	0.67%
Net expenses (including fee waivers, if any)	0.75%	1.60%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual	Contractual

9

Performance summaries
Delaware Tax-Free USA Intermediate Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays 3–15 Year Blend Municipal Bond Index	$10,000	$15,437
Delaware Tax-Free USA Intermediate Fund — Class A Shares	$9,725	$14,493

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 8 through 10.

The chart also assumes $10,000 invested in the Barclays 3–15 Year Blend Municipal Bond Index as of Aug. 31, 2003. The Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, U.S. tax-exempt bonds with maturities from 2 to 17 years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DMUSX	245909304
Class B	DUIBX	245909601
Class C	DUICX	245909882
Institutional Class	DUSIX	24610H203

10

Delaware National High-Yield Municipal Bond Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 22, 1986)
Excluding sales charge	-6.47%	+5.49%	+4.98%	n/a
Including sales charge	-10.70%	+4.52%	+4.50%	n/a
Class B (Est. Dec. 18, 1996)
Excluding sales charge	-7.10%	+4.72%	+4.33%	n/a
Including sales charge	-10.68%	+4.47%	+4.33%	n/a
Class C (Est. May 26, 1997)
Excluding sales charge	-7.21%	+4.70%	+4.19%	n/a
Including sales charge	-8.11%	+4.70%	+4.19%	n/a
Institutional Class (Est. Dec. 31, 2008)
Excluding sales charge	-6.23%	n/a	n/a	+11.11%
Including sales charge	-6.23%	n/a	n/a	+11.11%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 12. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Aug. 1, 2013, through July 31, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

11

Performance summaries
Delaware National High-Yield Municipal Bond Fund

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.60% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Institutional Class
Total annual operating expenses (without fee waivers)	0.99%	1.74%	1.74%	0.74%
Net expenses (including fee waivers, if any)	0.85%	1.60%	1.60%	0.60%
Type of waiver	Contractual	Contractual	Contractual	Contractual

12

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Delaware National High-Yield Municipal Bond Fund — Class A shares	$9,550	$15,508
Barclays Municipal Bond Index	$10,000	$15,496

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 12. Please note additional details on pages 11 through 13.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	CXHYX	928928241
Class B	DVNYX	928928233
Class C	DVHCX	928928225
Institutional Class	DVHIX	24610H302

13

Disclosure of Fund expenses
For the six-month period from March 1, 2013 to August 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2013 to Aug. 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

14

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Annualized Expense Ratio	Expenses Paid During Period 3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$921.10	0.80%	$3.87
Class B	1,000.00	918.90	1.14%	5.51
Class C	1,000.00	916.80	1.56%	7.54
Institutional Class	1,000.00	921.40	0.56%	2.71
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class B	1,000.00	1,019.46	1.14%	5.80
Class C	1,000.00	1,017.34	1.56%	7.93
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Annualized Expense Ratio	Expenses Paid During Period 3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$951.60	0.75%	$3.69
Class B	1,000.00	951.20	0.75%	3.69
Class C	1,000.00	948.30	1.60%	7.86
Institutional Class	1,000.00	952.90	0.60%	2.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.42	0.75%	$3.82
Class B	1,000.00	1,021.42	0.75%	3.82
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

15

Disclosure of Fund expenses

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 3/1/13	Ending Account Value 8/31/13	Annualized Expense Ratio	Expenses Paid During Period 3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$898.00	0.85%	$4.07
Class B	1,000.00	895.30	1.50%	7.17
Class C	1,000.00	894.20	1.60%	7.64
Institutional Class	1,000.00	899.30	0.60%	2.87
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B	1,000.00	1,017.64	1.50%	7.63
Class C	1,000.00	1,017.14	1.60%	8.13
Institutional Class	1,000.00	1,022.18	0.60%	3.06

*

“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

16

Security type/sector/state allocations
Delaware Tax-Free USA Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.53%
Corporate Revenue Bonds	12.44%
Education Revenue Bonds	10.52%
Electric Revenue Bonds	4.02%
Healthcare Revenue Bonds	12.31%
Housing Revenue Bonds	0.85%
Lease Revenue Bonds	6.54%
Local General Obligation Bonds	4.96%
Pre-Refunded/Escrowed to Maturity Bonds	6.29%
Special Tax Revenue Bonds	17.28%
State General Obligation Bonds	7.75%
Transportation Revenue Bonds	10.95%
Water & Sewer Revenue Bonds	3.62%
Short-Term Investments	0.89%
Total Value of Securities	98.42%
Receivables and Other Assets Net of Liabilities	1.58%
Total Net Assets	100.00%

17

Security type/sector/state allocations

State/territory	(as a % of fixed income investments)
Alaska	1.61%
Arizona	1.23%
California	11.43%
Colorado	1.35%
Connecticut	0.60%
Florida	2.25%
Georgia	4.11%
Guam	0.41%
Idaho	0.19%
Illinois	3.33%
Indiana	0.94%
Kansas	0.46%
Louisiana	0.41%
Maryland	1.50%
Massachusetts	3.56%
Michigan	0.24%
Minnesota	0.40%
Missouri	5.75%
Nevada	0.29%
New Jersey	9.58%
New York	18.28%
North Carolina	2.98%
Ohio	3.19%
Oklahoma	2.94%
Oregon	0.26%
Pennsylvania	3.16%
Puerto Rico	2.60%
Texas	8.53%
U.S. Virgin Islands	0.33%
Utah	0.22%
Virginia	3.08%
Washington	1.83%
Wisconsin	0.75%
Wyoming	0.63%
Total	98.42%

18

Delaware Tax-Free USA Intermediate Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.58%
Corporate Revenue Bonds	10.95%
Education Revenue Bonds	6.32%
Electric Revenue Bonds	2.47%
Healthcare Revenue Bonds	9.03%
Housing Revenue Bond	0.56%
Lease Revenue Bonds	4.59%
Local General Obligation Bonds	6.41%
Pre-Refunded/Escrowed to Maturity Bonds	4.71%
Resource Recovery Revenue Bond	0.07%
Special Tax Revenue Bonds	14.38%
State General Obligation Bonds	17.29%
Transportation Revenue Bonds	15.13%
Water & Sewer Revenue Bonds	5.67%
Short-Term Investments	1.02%
Total Value of Securities	98.60%
Receivables and Other Assets Net of Liabilities	1.40%
Total Net Assets	100.00%

19

Security type/sector/state allocations

State/territory	(as a % of fixed income investments)
Alaska	0.93%
Arizona	2.92%
California	13.41%
Connecticut	2.01%
Delaware	0.77%
District of Columbia	0.12%
Florida	0.79%
Georgia	4.22%
Guam	0.36%
Idaho	0.89%
Illinois	3.16%
Indiana	0.10%
Iowa	0.25%
Kansas	0.32%
Louisiana	1.65%
Maryland	1.92%
Massachusetts	2.14%
Michigan	0.94%
Minnesota	6.60%
Mississippi	1.70%
Missouri	1.07%
New Jersey	5.97%
New York	14.00%
North Carolina	2.90%
Ohio	2.74%
Oregon	1.37%
Pennsylvania	5.18%
Puerto Rico	2.21%
Tennessee	0.78%
Texas	8.32%
U.S. Virgin Islands	0.22%
Virginia	6.32%
Washington	1.16%
Wisconsin	0.83%
Wyoming	0.33%
Total	98.60%

20

Delaware National High-Yield Municipal Bond Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.80%
Corporate Revenue Bonds	18.61%
Education Revenue Bonds	22.25%
Healthcare Revenue Bonds	27.01%
Housing Revenue Bonds	1.01%
Lease Revenue Bonds	5.50%
Local General Obligation Bond	0.68%
Pre-Refunded Bonds	1.33%
Resource Recovery Revenue Bonds	0.74%
Special Tax Revenue Bonds	11.91%
State General Obligation Bonds	2.02%
Transportation Revenue Bonds	6.74%
Short-Term Investment	0.32%
Total Value of Securities	98.12%
Receivables and Other Assets Net of Liabilities	1.88%
Total Net Assets	100.00%

State/territory	(as a % of fixed income investments)
Alaska	0.42%
Arizona	2.70%
California	12.62%
Colorado	1.13%
Connecticut	0.79%
District of Columbia	1.35%
Florida	2.89%
Georgia	1.49%
Hawaii	1.21%
Idaho	1.27%
Illinois	4.32%
Indiana	0.90%
Iowa	1.40%
21

Security type/sector/state allocations

State/territory	(as a % of fixed income investments)
Kansas	0.72%
Kentucky	0.24%
Louisiana	2.19%
Maine	0.42%
Maryland	2.73%
Massachusetts	0.64%
Michigan	1.84%
Minnesota	4.13%
Mississippi	0.32%
Missouri	1.54%
Nevada	0.11%
New Hampshire	0.32%
New Jersey	7.14%
New York	10.81%
North Carolina	0.78%
Ohio	4.62%
Oklahoma	0.86%
Oregon	0.90%
Pennsylvania	6.90%
Puerto Rico	0.97%
South Carolina	0.21%
Tennessee	0.55%
Texas	9.94%
Utah	0.46%
Vermont	0.23%
Virginia	1.42%
Washington	0.70%
West Virginia	0.82%
Wisconsin	2.64%
Wyoming	0.48%
Total	98.12%

22

Schedules of investments
Delaware Tax-Free USA Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.53%
Corporate Revenue Bonds – 12.44%
Buckeye, Ohio Tobacco Settlement Financing
Authority Asset-Backed
Series A-2 5.875% 6/1/47	$6,125,000	$4,129,169
Golden State, California Tobacco
Securitization Corporate Settlement
Revenue Asset-Backed Senior Notes
Series A-1 5.75% 6/1/47	6,875,000	5,077,394
Harris County, Texas Industrial Development
Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,101,834
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	6,465,060
6.25% 6/1/24	6,810,000	7,348,670
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,500,000	2,358,025
Indianapolis, Indiana Airport Authority
Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	2,750,000	3,028,685
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals) 5.75% 9/1/25	3,375,000	3,473,820
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,078,407
6.50% 11/1/39	5,000,000	5,464,750
7.00% 11/1/34	1,000,000	1,160,810
New Jersey Economic Development Authority
Special Facilities Revenue
(Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	2,000,000	1,945,220
New Jersey Tobacco Settlement
Financing Authority Revenue
Series 1A 5.00% 6/1/41	7,265,000	4,937,803
• New York City, New York Industrial Development
Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	2,000,000	2,233,480
New York State Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower)
Class 3 6.375% 7/15/49	1,000,000	1,056,330

23

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority
Revenue Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	$4,750,000	$5,340,520
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	4,040,000	4,082,420
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,749,640
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	3,926,331
Series C 5.00% 1/1/21	1,880,000	2,136,470
		71,094,838
Education Revenue Bonds – 10.52%
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,295,000	5,418,162
California Statewide Communities Development
Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,145,000	5,013,237
Connecticut State Health & Educational
Facilities Authority Revenue (Yale University)
Series A-1 5.00% 7/1/25	3,000,000	3,401,550
Gainesville, Georgia Redevelopment Authority
Educational Facilities Revenue
(Riverside Military Academy Project) 5.125% 3/1/37	2,850,000	2,378,183
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,270,938
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	5,361,150
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,000,000	5,354,650
5.50% 11/15/36	4,515,000	4,994,493
Missouri State Health & Educational Facilities
Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,458,199
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,225,000	4,367,045

24

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	$1,500,000	$1,507,215
Pennsylvania State Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc. - East Stroudsburg
University of Pennsylvania) 5.00% 7/1/31	6,000,000	5,641,859
Private Colleges & Universities Authority, Georgia
Revenue (Mercer University)
Series A 5.00% 10/1/32	1,360,000	1,251,526
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,565,000	1,276,132
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,558,890
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,015,416
5.35% 6/15/32	2,300,000	1,875,374
		60,144,019
Electric Revenue Bonds – 4.02%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	5,829,150
City Public Service Board of San Antonio, Texas
5.00% 2/1/22	5,040,000	5,768,028
5.25% 2/1/24	7,000,000	8,087,520
Puerto Rico Electric Power Authority Revenue
Series PP 5.00% 7/1/25 (NATL-RE)	1,000,000	805,340
Series WW 5.50% 7/1/38	2,100,000	1,542,366
Series XX 5.75% 7/1/36	1,220,000	938,107
		22,970,511
Healthcare Revenue Bonds – 12.31%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,091,860
Brevard County, Florida Health Facilities
Authority Health Care Revenue
(Health First Inc. Project) 7.00% 4/1/39	1,610,000	1,756,574
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	2,849,150

25

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
Series A 5.00% 4/1/42	$8,660,000	$8,334,730
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,277,865
Colorado Health Facilities Authority Revenue
(Children’s Hospital Project) Series A 5.00% 12/1/36	1,930,000	1,851,719
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,099,939
Fairfax County, Virginia Industrial Development
Authority Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,619,325
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,000,000	3,200,040
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,004,760
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	3,000,000	3,156,600
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,366,536
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,850,810
Michigan State Strategic Fund Revenue
(Evangelical Homes of Michigan Project) 5.25% 6/1/32	1,015,000	923,518
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,109,778
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore Long Island Jewish Health System)
Series A 5.50% 5/1/37	3,000,000	3,083,220
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,205,720
6.50% 12/1/21	2,745,000	2,828,119

26

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	$1,555,000	$1,528,332
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,063,781
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,034,720
Orange County, New York Funding Corporation Assisted
Living Residence Revenue
(Hamlet at Wallkill Project) 6.50% 1/1/46	3,000,000	2,523,420
^ Oregon Health & Science University Revenue
(Capital Appreciation Insured)
Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,495,460
Philadelphia, Pennsylvania Hospitals &
Higher Education Facilities Authority Revenue
(Temple University Health System) Series A 5.50% 7/1/30	2,700,000	2,390,526
Saline, Michigan Economic Development Revenue
(Evangelical Homes of Michigan Project)
5.25% 6/1/32	485,000	441,287
Tempe, Arizona Industrial Development
Authority Revenue (Friendship Village)
Series A 6.25% 12/1/46	1,000,000	962,410
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group)
9.125% 10/1/41	3,000,000	3,576,300
Wisconsin Health & Educational Facilities Authority Revenue
(Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	2,000,000	1,720,000
		70,346,499
Housing Revenue Bonds – 0.85%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects)
Series A 6.40% 8/15/45	4,705,000	4,836,975
		4,836,975

27

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 6.54%
Hudson, New York Yards Infrastructure Corporation Revenue
Series A 5.75% 2/15/47	$10,250,000	$10,550,940
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	3,500,000	3,978,380
Series GG 5.75% 9/1/23	1,000,000	1,132,530
Series NN 5.00% 3/1/20	3,500,000	3,949,435
New York City, New York Industrial Development Agency Trips
Series A 5.00% 7/1/28 (AMT)	1,685,000	1,533,198
New York State Liberty Development Corporation Revenue
(World Trade Center Project) 5.75% 11/15/51	11,490,000	12,087,135
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II) 5.75% 10/1/31	2,245,000	2,002,697
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	2,162,711
		37,397,026
Local General Obligation Bonds – 4.96%
Fairfax County, Virginia (Public Improvement)
Series A 5.00% 10/1/19	9,000,000	10,599,030
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,589,788
5.00% 8/15/26 (PSF)	1,000,000	1,087,430
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,111,120
Series I-1 5.375% 4/1/36	5,000,000	5,294,500
Subseries D-1 5.00% 10/1/36	6,500,000	6,638,450
		28,320,318
§Pre-Refunded/Escrowed to Maturity Bonds – 6.29%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	240,000	258,725
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	4,750,000	4,880,434
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32-14 (AMT)	2,395,000	2,468,789

28

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
^ Greene County, Missouri Single Family Mortgage
Revenue Municipal Multiplier
(Private Mortgage Insurance) 11.75% 3/1/16	$1,225,000	$1,193,469
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19-14	1,435,000	1,489,645
5.625% 12/1/28-14	2,365,000	2,461,729
New Jersey State Economic Development Authority Revenue
(Cigarette Tax) 5.75% 6/15/34-14	1,935,000	2,020,450
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32-19	1,435,000	1,870,939
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	16,819,477
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,615,000	1,892,441
Wisconsin Housing & Economic Developing Authority Revenue
6.10% 6/1/21-17 (FHA)	505,000	575,155
		35,931,253
Special Tax Revenue Bonds – 17.28%
Brooklyn Arena Local Development Corporation,
New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	8,230,000	8,963,128
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,621,128
Denver, Colorado Convention Center Hotel Authority
Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,269,047
Florida Enterprise Community Development
District Special Assessment 6.10% 5/1/16 (NATL-RE)	380,000	381,756
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	2,450,000	2,339,187
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	2,300,000	1,655,816
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,209,084
Lammersville School District, California Community Facilities
District # 2002 (Mountain House) 5.125% 9/1/35	4,125,000	3,655,080

29

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Missouri State Environmental Improvement & Energy
Water Pollution Control Revenue
(State Revolving Fund Project) Series A 6.05% 7/1/16 (AGM)	$415,000	$416,959
Missouri State Highways & Transportation
Commission State Road Revenue
Series B 5.00% 5/1/24	9,000,000	9,923,759
Mosaic, Virginia District Community
Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,355,553
# Nampa Development Corporation, Idaho Revenue
(Library Square Project) 144A 5.00% 9/1/31	1,180,000	1,099,076
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,030,540
5.00% 6/15/26	1,100,000	1,096,194
5.00% 6/15/28	2,695,000	2,607,251
5.00% 6/15/29	2,050,000	1,944,651
New Jersey Transportation Trust Fund Authority
Series AA 5.00% 6/15/19	2,660,000	3,029,740
Series B 5.50% 6/15/31	10,000,000	10,516,199
(Transportation Program) Series AA
5.00% 6/15/44	2,280,000	2,227,286
(Transportation System) Series A 5.00% 6/15/42	720,000	702,770
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED-GTY)	1,000,000	1,157,120
New York City, New York Transitional Finance
Authority Future Tax Secured Fiscal 2011
Series C 5.25% 11/1/25	6,000,000	6,733,980
Series D 5.00% 2/1/26	3,000,000	3,259,860
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,041,400
New York State Dormitory Authority State
Personal Income Tax Revenue
Series B 5.25% 3/15/38	6,000,000	6,194,640
Puerto Rico Sales Tax Financing Corporation Revenue
(Convertible Capital Appreciation Bonds)
Series A 5.75% 8/1/37	5,000,000	4,299,650
ΩSeries A 6.75% 8/1/32	3,890,000	3,220,103
Series C 5.00% 8/1/40	2,460,000	2,053,387
Series C 6.00% 8/1/39	2,250,000	2,014,380

30

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Mateo, California Special Tax Revenue
(Community Facilities District # 2008-1 Bay Meadows)
6.00% 9/1/42	$1,000,000	$1,029,410
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,075,770
^Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
Series B 6.07% 6/1/21	4,070,000	2,649,774
		98,773,678
State General Obligation Bonds – 7.75%
California State
5.25% 11/1/40	3,795,000	3,853,595
Various Purposes
5.00% 9/1/22	2,180,000	2,487,249
6.00% 4/1/38	4,060,000	4,496,978
6.50% 4/1/33	2,570,000	2,990,606
Georgia State Series I 5.00% 7/1/21	7,945,000	9,350,550
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	12,454,840
Washington State (Various Purposes)
Series R-C 5.00% 7/1/21	7,500,000	8,682,300
		44,316,118
Transportation Revenue Bonds – 10.95%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	5,118,410
Series A 5.00% 1/1/43	585,000	501,093
Subordinate Lien 5.00% 1/1/42	2,245,000	1,848,713
Grand Parkway, Texas Transportation
(Sub-tier Toll Revenue) Series B 5.00% 4/1/53	580,000	535,143
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	5,075,000	5,086,571
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA
5.00% 6/15/24	5,000,000	5,415,250
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	7,024,743

31

Schedules of investments
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	$3,345,000	$3,764,496
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	1,898,946
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,179,190
6.50% 12/1/28	5,500,000	5,856,510
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	5,995,000	6,574,418
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,177,001
7.50% 6/30/33	1,560,000	1,748,760
(Mobility Partners) 6.875% 12/31/39	5,500,000	5,866,025
		62,595,269
Water & Sewer Revenue Bonds – 3.62%
Atlanta, Georgia Water & Wastewater Revenue Series A
6.25% 11/1/39	5,500,000	6,233,975
Massachusetts Water Pollution Abatement Trust
(State Revolving Fund) Subseries 17A 5.00% 2/1/21	3,980,000	4,651,307
New York City, New York Municipal Water Finance Authority
Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,413,560
San Francisco, California City & County Public Utilities
Commission Water Revenue
Series F 5.00% 11/1/27	5,000,000	5,405,450
		20,704,292
Total Municipal Bonds (cost $545,185,563)		557,430,796

32

	Principal amount	Value
Short-Term Investments – 0.89%
¤Variable Rate Demand Notes – 0.89%
Arizona Health Facilities Authority Revenue
(Health Care - Southwest Health)
0.06% 12/1/24 (LOC-JP Morgan Chase Bank N.A.)	$300,000	$300,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series D-1 0.06% 7/1/36 (LOC-JP Morgan Chase Bank N.A.)	500,000	500,000
Gulf Coast, Texas Industrial Development Authority Revenue
(Exxon Mobil Project) 0.03% 11/1/41	2,000,000	2,000,000
Minneapolis & St. Paul, Minnesota Housing & Redevelopment
Authority Health Care Revenue (Allina Health System)
Series B-2 0.05% 11/15/35 (LOC-JP Morgan Chase Bank N.A.)	1,750,000	1,750,000
St. Paul, Minnesota Housing & Redevelopment Authority
Revenue (Minnesota Public Radio Project)
0.06% 5/1/22 (LOC-JP Morgan Chase Bank N.A.)	530,000	530,000
Total Short-Term Investments (cost $5,080,000)		5,080,000

Total Value of Securities – 98.42%
(cost $550,265,563)		562,510,796
Receivables and Other Assets
Net of Liabilities – 1.58%		9,008,732
Net Assets – 100.00%		$571,519,528

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2013, the aggregate value of Rule 144A securities was $1,099,076, which represented 0.19% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

33

Schedules of investments
Delaware Tax-Free USA Fund

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
LOC — Letter of Credit
N.A. — North America
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund
SGI — Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

34

Delaware Tax-Free USA Intermediate Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.58%
Corporate Revenue Bonds – 10.95%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement -
U.S. Steel Corp. Project) 6.50% 5/1/17	$2,305,000	$2,366,198
Chesterfield County, Virginia Economic Development
Authority Pollution Control Revenue (Virginia Electric
& Power) Series A 5.00% 5/1/23	1,460,000	1,579,501
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes
Series A-1 4.50% 6/1/27	16,110,000	13,598,933
Harris County, Texas Industrial Development
Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	2,886,648
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	8,027,434
6.25% 6/1/24	7,500,000	8,093,249
Indianapolis, Indiana Airport Authority Revenue
Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	750,000	826,005
Iowa Finance Authority Pollution Control Facilities
Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,071,740
• Maricopa County, Arizona Corporation Pollution Control
Revenue (Public Service - Palo Verde Project) Series B
5.20% 6/1/43	6,000,000	6,545,880
Maryland Economic Development Corporation
Pollution Control Revenue
(CNX Marine Terminals) 5.75% 9/1/25	2,050,000	2,110,024
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,085,199
Michigan State Strategic Fund Limited Obligation Revenue
(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,652,010
New Jersey Economic Development Authority Special
Facilities Revenue (Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	4,000,000	3,890,440
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	850,000	844,518
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A
5.70% 2/1/14	2,225,000	2,254,815
5.70% 8/1/20	4,320,000	4,857,062
Series C 5.625% 6/1/18	3,370,000	3,735,308

35

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Shipping Port) Series A
3.375% 12/1/40	$5,000,000	$5,171,400
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue 5.25% 12/1/24	3,050,000	3,188,440
Tobacco Settlement Financing Corporation, New Jersey
Revenue Series 1A 4.50% 6/1/23	3,280,000	2,945,801
Valdez, Alaska Marine (BP Pipelines Project) Series B
5.00% 1/1/21	6,675,000	7,585,604
		89,316,209
Education Revenue Bonds – 6.32%
Boise, Idaho State University Revenue (General Project)
Series A 4.00% 4/1/19	100,000	109,733
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	879,670
California Statewide Communities Development Authority
Revenue (Lancer Plaza Project) 5.125% 11/1/23	875,000	808,483
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East Campus)
6.00% 5/15/23	3,150,000	3,374,438
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	805,000	819,224
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,110,054
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,669,250
Grand Traverse, Michigan Public School Academy Revenue
5.00% 11/1/36	1,000,000	790,440
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	970,000	987,528
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29	1,670,000	1,870,918
Massachusetts State Health & Educational Facilities
Authority Revenue (Massachusetts Institute of
Technology) Series M 5.25% 7/1/20	3,000,000	3,583,020

36

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	$1,760,000	$1,752,942
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/21	3,025,000	3,360,745
5.00% 7/1/31	1,000,000	1,004,810
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,136,509
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,022,210
Ohio State Higher Educational Facility Revenue (John Carroll
University) 5.50% 11/15/18	335,000	336,997
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	5,718,014
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,047,129
Series C
5.25% 10/1/23	600,000	644,694
5.25% 10/1/27	2,100,000	2,120,307
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,850,650
University of Minnesota Series A 5.00% 12/1/17	5,040,000	5,844,282
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	3,727,739
		51,569,786
Electric Revenue Bonds – 2.47%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	6,000,000	7,005,840
Series N 5.00% 5/1/21	3,580,000	4,181,118
City Public Service Board of San Antonio, Texas 5.00% 2/1/23	5,000,000	5,696,900
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue Series B 5.50% 5/15/14	1,000,000	1,037,330
Rochester, Minnesota Electric Utilities Revenue Series C
5.00% 12/1/18 (NATL-RE)	2,000,000	2,240,340
		20,161,528

37

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 9.03%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	$4,000,000	$4,184,960
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	4,821,273
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,564,235
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,131,151
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	644,315
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project) Series A
6.00% 6/1/29	3,400,000	3,607,060
Laramie County, Wyoming Hospital Revenue (Cheyenne
Regional Medical Center Project) 5.00% 5/1/23	1,000,000	1,059,000
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,301,077
Minneapolis, Minnesota Revenue (National Marrow Donor
Program Project)
5.00% 8/1/16	4,720,000	5,077,256
5.00% 8/1/18	2,500,000	2,704,375
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Project) 5.00% 2/15/33	4,150,000	3,476,082
New Jersey Health Care Facilities Financing Authority
Revenue (Barnabas Health) Series A
5.00% 7/1/22	650,000	694,961
5.00% 7/1/23	145,000	153,043
New York State Dormitory Authority Revenue Non
State Supported Debt (Memorial Sloan-Kettering
Cancer Center) Series 1
4.00% 7/1/21	1,600,000	1,702,896
5.00% 7/1/21	570,000	647,360
5.00% 7/1/24	2,595,000	2,817,521
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23	4,000,000	4,317,960
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,060,560

38

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	$780,000	$733,052
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System Obligation
Group) Series A
5.00% 1/1/17	2,000,000	2,230,380
5.00% 1/1/18	1,000,000	1,129,760
Onondaga, New York Civic Development Corporation
Revenue (St. Joseph Hospital Health Center Project)
5.00% 7/1/16	3,795,000	3,872,608
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	670,000	715,540
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30	3,800,000	4,177,074
Series C 4.50% 11/15/38	2,540,000	2,773,274
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services) Series C 5.50% 7/1/18	4,240,000	4,828,385
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East) Series A 5.25% 11/15/16	1,200,000	1,258,548
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,028,730
		73,712,436
Housing Revenue Bond – 0.56%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,530,846
		4,530,846
Lease Revenue Bonds – 4.59%
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Enhanced Asset-Backed Series A
5.00% 6/1/29	2,085,000	2,094,424
Idaho Building Authority Revenue (Health & Welfare Project)
Series A 5.00% 9/1/24	2,800,000	3,157,112

39

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Los Angeles County, California
(Disney Concert Hall Parking)
5.00% 3/1/22	$375,000	$420,866
5.00% 9/1/22	1,100,000	1,233,991
5.00% 3/1/23	2,395,000	2,670,114
New Jersey Economic Development Authority (School
Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	7,814,675
New York City, New York Industrial Development Agency
Trips Series A 5.00% 7/1/22 (AMT)	735,000	720,057
New York State Dormitory Authority Revenue (Third General
Resolution - State University Educational Facilities)
Series A 5.00% 5/15/23	2,170,000	2,430,704
Pennsylvania Economic Development Financing Authority
Revenue (Unemployment Compensation Revenue)
Series B 5.00% 1/1/22	2,185,000	2,432,692
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II) 5.00% 10/1/23 (AMT)	3,125,000	2,848,906
(Senior Obligation Group) Series B 5.00% 7/1/22 (AMT)	3,925,000	3,919,191
Virginia Commonwealth Transportation Board
Transportation Revenue (U.S. Route 58 Corridor
Development) Series B 4.75% 5/15/21	7,460,000	7,686,486
		37,429,218
Local General Obligation Bonds – 6.41%
Chicago, Illinois Board of Education Dedicated Revenue
Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,588,480
Chicago, Illinois Modern Schools Across Chicago Series J
5.00% 12/1/23 (AMBAC)	2,865,000	2,898,177
Conroe, Texas Independent School District 5.00% 2/15/25 (PSF)	3,865,000	4,343,255
Dallas, Texas 5.125% 2/15/15	3,000,000	3,209,100
Fairfax County, Virginia Public Improvement Series A
5.00% 4/1/17	4,000,000	4,559,600
5.25% 4/1/14	3,500,000	3,604,440
Henrico County, Virginia Public Improvement
5.00% 7/15/19	4,000,000	4,698,840
5.00% 7/15/20	5,615,000	6,619,973
Houston, Texas Public Improvement
Series A 5.25% 3/1/28	5,000,000	5,561,850

40

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series A-1 5.00% 8/1/19	$3,500,000	$3,941,560
Series G 5.25% 8/1/15	1,000,000	1,020,890
Series I 5.00% 8/1/21	995,000	1,036,691
Series J 5.50% 6/1/23	15,000	15,049
Subseries D-1 5.00% 10/1/30	4,000,000	4,183,840
Wake County, North Carolina Series D 4.00% 2/1/17	2,730,000	3,004,037
		52,285,782
§Pre-Refunded/Escrowed to Maturity Bonds – 4.71%
California State
Pre-Refunded 5.25% 11/1/17-13	785,000	791,775
Unrefunded 5.25% 11/1/17-13	215,000	216,855
California State Economic Recovery Series A 5.25% 7/1/14	225,000	234,342
Capital Trust Agency, Florida Revenue (Fort Lauderdale/
Cargo Acquisition Project) 5.75% 1/1/32-14	1,750,000	1,798,055
Casa Grande, Arizona Tax Revenue 5.00% 4/1/22-14 (AMBAC)	1,600,000	1,644,240
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue (Benedictine Health
System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,023,190
5.50% 2/15/23-14	1,000,000	1,024,340
Fairfax County, Virginia Public Improvement Revenue
(State Aid Withholding) Series A 5.00% 4/1/20-18	10,000,000	11,612,000
Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,002,320
Maryland State & Local Facilities Loan Capital Improvement
First Series 5.00% 3/15/19-17	3,675,000	4,188,140
Second Series 5.00% 8/1/17-16	1,500,000	1,685,745
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19-13 (NATL-RE) (AMT)	1,000,000	1,004,320
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	2,500,000	2,570,025
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14-13	2,230,000	2,250,092
Minnesota State 5.00% 6/1/14	755,000	782,452
New York City, New York Municipal Water Finance Authority
Series B 5.00% 6/15/21-14 (AMBAC)	905,000	961,210

41

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
New York City, New York Series I 5.00% 8/1/21-14	$5,000	$5,221
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,044,210
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,087,380
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	70,000	71,751
San Francisco, California City & County Public Utilities
Commission Water Revenue Pre-Refunded Subseries D
5.00% 11/1/16	735,000	832,101
Wyoming State Loan & Investment Board Facilities Revenue
5.00% 10/1/24-14	1,550,000	1,630,244
		38,460,008
Resource Recovery Revenue Bond – 0.07%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	600,000	588,552
		588,552
Special Tax Revenue Bonds – 14.38%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue Series A 5.00% 5/1/24	3,795,000	3,892,721
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	800,000	795,168
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30	5,500,000	5,989,940
California State Economic Recovery Series A
5.25% 7/1/14	775,000	807,845
5.25% 7/1/21	2,740,000	3,169,933
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,405,023
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,599,482
5.25% 1/1/23	5,375,000	5,785,596
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue 5.00% 7/15/26	6,160,000	6,413,730

42

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	$1,750,000	$1,809,220
5.625% 12/1/29	1,125,000	1,152,551
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,073,519
Massachusetts State School Building Authority Senior
Series B 5.00% 10/15/27	4,705,000	5,036,608
@ Modesto, California Special Tax Community Facilities
District #4-1 (Village 2) 5.15% 9/1/36	1,500,000	1,378,800
New Jersey State Economic Development Authority Revenue
5.00% 6/15/20	210,000	228,018
5.00% 6/15/21	5,425,000	5,810,772
5.00% 6/15/22	1,750,000	1,853,268
5.00% 6/15/23	1,250,000	1,307,838
5.00% 6/15/29	1,200,000	1,138,332
New Jersey State Transportation Trust Fund Authority
Series AA 5.00% 6/15/20	5,000,000	5,667,400
Series B 5.50% 6/15/31	7,310,000	7,687,342
New York City, New York Transitional Finance Authority
Future Tax Secured Subseries A-1 5.00% 11/1/20	2,860,000	3,332,958
New York State Local Government Assistance Corporation
Subordinate Lien Series A
5.00% 4/1/17	8,615,000	9,823,511
5.00% 4/1/20	3,360,000	3,913,123
New York State Urban Development Corporation
(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,574,421
Puerto Rico Sales Tax Financing Corporation Sales
Tax Revenue
Series A 6.125% 8/1/29	2,430,000	2,470,873
Series C
5.00% 8/1/22	2,090,000	2,209,653
6.50% 8/1/35	5,820,000	5,641,384
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement (Francis Place
Redevelopment Project) 5.625% 11/1/25	1,000,000	963,670

43

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@ St. Joseph, Missouri Industrial Development Authority Tax
Increment Revenue (Shoppes at North Village Project)
Series A 5.10% 11/1/19	$250,000	$250,375
Series B 5.375% 11/1/23	1,000,000	958,720
Virgin Islands Public Finance Authority Revenue (Senior Lien
Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,822,074
Washington State Motor Vehicle Fuel Tax Series B
5.00% 7/1/16	4,250,000	4,755,878
^ Wyandotte County, Kansas City, Kansas Unified Government
Special Obligation Revenue (Capital Appreciation - Sales
Tax Subordinate Lien) 6.70% 6/1/21	4,070,000	2,649,774
		117,369,520
State General Obligation Bonds – 17.29%
California State 5.00% 2/1/20	4,250,000	4,919,800
California State Economic Recovery Series A 5.00% 7/1/19	3,210,000	3,754,480
California State Various Purposes
5.00% 10/1/18	5,000,000	5,812,550
5.00% 9/1/22	1,655,000	1,888,256
5.00% 10/1/27	7,695,000	8,167,011
5.25% 9/1/28	7,750,000	8,287,385
Connecticut State Economic Recovery Series A 5.00% 1/1/16	7,700,000	8,486,632
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,217,840
Georgia State
Series A 5.00% 7/1/22	7,380,000	8,662,053
Series B 5.00% 7/1/17	4,810,000	5,515,723
Series I 5.00% 7/1/21	5,410,000	6,367,083
Maryland State & Local Facilities Loan Capital Improvement
Series B 5.00% 3/1/18	1,930,000	2,232,412
Massachusetts State Consolidated Loan Series C
5.50% 11/1/15 General Obligation	4,090,000	4,532,988
Minnesota State
(Unrefunded) 5.00% 6/1/14	145,000	150,282
(Various Purpose) Series A
5.00% 8/1/19	7,020,000	8,233,618
5.00% 8/1/20	3,495,000	4,100,054
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,585,306
New Jersey State Series Q 5.00% 8/15/19	7,220,000	8,380,182
New York State Series A 5.00% 2/15/28	5,000,000	5,463,100

44

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
North Carolina State
Series A
5.00% 3/1/16	$3,000,000	$3,329,310
5.00% 3/1/17	3,000,000	3,411,960
Series B 5.00% 4/1/15	4,000,000	4,295,280
North Carolina State Public Improvement Series A
5.00% 3/1/15	1,200,000	1,284,228
5.00% 5/1/22	2,625,000	3,057,364
Ohio State Series D 5.00% 9/15/14	3,500,000	3,673,740
Oregon State Series L 5.00% 5/1/26	6,000,000	6,555,540
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,675,705
Virginia State
Series B 5.00% 6/1/23	2,000,000	2,258,300
Series D 5.00% 6/1/19	5,715,000	6,702,781
Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,119,030
		141,119,993
Transportation Revenue Bonds – 15.13%
Alameda, California Corridor Transportation Authority
Revenue (Senior Lien) Series A 5.00% 10/1/21	2,290,000	2,592,028
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,105,780
Central Texas Regional Mobility Authority Revenue
Senior Lien 5.00% 1/1/33	1,730,000	1,560,927
Subordinate Lien 5.00% 1/1/33	5,275,000	4,593,945
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A 5.00% 7/1/15	750,000	809,528
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,016,450
Series C 5.25% 1/1/28	2,150,000	2,191,581
Dallas-Fort Worth, Texas International Airport Revenue Series A
5.00% 11/1/22	680,000	747,721
5.00% 11/1/23	750,000	814,793
5.00% 11/1/24	400,000	428,644
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,256,063
Harris County, Texas Metropolitan Transit Authority Sales &
Use Tax Revenue Series A 5.00% 11/1/31	3,250,000	3,353,123

45

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	$1,000,000	$1,072,230
5.00% 7/1/26	3,000,000	3,175,140
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,103,868
Maryland State Economic Development Corporation
Revenue (Transportation Facilities Project) Series A
5.375% 6/1/25	2,535,000	2,600,378
Memphis-Shelby County, Tennessee Airport Authority
Revenue Series D 5.00% 7/1/24	4,110,000	4,464,611
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,330,184
Series A 5.00% 11/15/18	2,500,000	2,855,225
Series C
5.00% 11/15/25	1,250,000	1,331,125
5.00% 11/15/26	1,250,000	1,307,238
5.00% 11/15/27	1,650,000	1,725,620
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,535,550
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,192,258
New Jersey State Turnpike Authority Revenue Series B
5.00% 1/1/21	1,000,000	1,126,570
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,482,586
•Series E-3 5.75% 1/1/38	3,750,000	4,141,388
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,139,650
Pennsylvania State Turnpike Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,301,242
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue (Junior Lien) Series A 5.00% 7/1/26	7,500,000	7,912,274
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.50% 12/1/28	8,300,000	8,838,005
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,529,709
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,189,417

46

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	$4,000,000	$4,307,880
Series D 5.00% 5/1/25	2,000,000	2,140,000
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,373,762
Texas Private Activity Bond Surface Transportation Corporate
Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,063,625
(Mobility Partners) 7.50% 12/31/31	3,765,000	4,192,478
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,921,221
Triborough, New York Bridge & Tunnel Authority
Revenue Series A
5.00% 11/15/17	1,720,000	1,986,961
5.00% 1/1/23	4,000,000	4,501,200
•Series B-3 5.00% 11/15/38	1,800,000	1,963,278
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,233,100
		123,508,356
Water & Sewer Revenue Bonds – 5.67%
Arizona State Water Infrastructure Finance Authority
Revenue (Water Quality) Series A
5.00% 10/1/20	1,500,000	1,752,435
5.00% 10/1/21	2,430,000	2,767,892
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,387,881
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,283,680
King County, Washington Sewer Revenue
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,556,840
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,438,928
New York City, New York Municipal Water Finance Authority
Water & Sewer System 5.00% 6/15/21 (AMBAC)	1,180,000	1,248,534
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,597,049
Series D 5.00% 9/15/23	3,360,000	3,810,139
Series K 5.50% 6/15/15	3,500,000	3,822,140

47

Schedules of investments
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	$4,000,000	$4,602,000
Sacramento, California Water Revenue 5.00% 9/1/26	3,160,000	3,450,183
San Francisco, California City & County Public
Utilities Commission
Series A 5.00% 11/1/27	7,430,000	7,960,874
Series D 5.00% 11/1/16	2,265,000	2,567,921
		46,246,496
Total Municipal Bonds (cost $780,235,568)		796,298,730

Short-Term Investments – 1.02%
¤Variable Rate Demand Notes – 1.02%
Mississippi State Business Finance Commission Gulf
Opportunity Zone (Chevron USA Project) Series G
0.03% 12/1/30	3,465,000	3,465,000
0.03% 11/1/35	4,850,000	4,850,000
Total Short-Term Investments (cost $8,315,000)		8,315,000

Total Value of Securities – 98.60%
(cost $788,550,568)		804,613,730
Receivables and Other Assets
Net of Liabilities – 1.40%		11,463,545
Net Assets – 100.00%		$816,077,275

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $2,587,895, which represented 0.32% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

48

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by Financial Guaranty Insurance Company
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

49

Schedules of investments
Delaware National High-Yield Municipal Bond Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.80%
Corporate Revenue Bonds – 18.61%
Allegheny County, Pennsylvania Industrial
Development Authority Revenue
(Environmental Improvement - U.S. Steel Corp. Project)
5.75% 8/1/42 (AMT)	$6,520,000	$5,072,495
6.875% 5/1/30	300,000	304,542
Buckeye, Ohio Tobacco Settlement Financing
Authority Asset-Backed Series A-2
5.875% 6/1/47	6,500,000	4,381,975
6.50% 6/1/47	8,405,000	6,222,474
# California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)	5,000,000	4,060,650
California State Enterprise Development Authority Revenue
(Sunpower Corp.- Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,077,590
Capital Trust Agency, Florida Revenue
(Million Air One) 7.75% 1/1/41	1,700,000	1,795,846
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.00% 9/1/25	1,000,000	976,800
Cloquet, Minnesota Pollution Control Revenue (Potlatch
Corp. Project) 5.90% 10/1/26	3,605,000	3,574,682
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,007,070
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,612,908
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	7,000,000	5,169,710
Houston, Texas Airport System Revenue
(Continental Airlines) Series A 6.625% 7/15/38	2,000,000	1,946,400
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	2,010,000	2,199,362
6.00% 6/1/28	1,455,000	1,567,777
6.25% 6/1/24	2,635,000	2,843,429
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	935,000	881,901

50

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	$3,000,000	$3,123,240
Maryland Economic Development Corporation Pollution
Control Revenue (CNX Marine Terminals Inc.)
5.75% 9/1/25	3,825,000	3,936,996
Michigan Tobacco Settlement Financing Authority Revenue
Asset-Backed Series A 6.00% 6/1/48	555,000	404,717
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	2,732,375
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	3,579,680
5.75% 9/15/27 (AMT)	2,000,000	1,885,540
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16 (AMT)	200,000	208,020
•7.75% 8/1/31 (AMT)	1,000,000	1,116,740
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	850,130
New York Liberty Development Corporation Revenue
(Second Priority - Bank of America Tower)
Class 3 6.375% 7/15/49	2,000,000	2,112,660
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	750,000	757,875
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30-T	2,000,000	1,749,640
Salt Verde, Arizona Financial Senior Gas Revenue
5.25% 12/1/27	2,235,000	2,273,531
5.25% 12/1/28	1,050,000	1,057,760
5.50% 12/1/29	765,000	783,199
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35	1,000,000	1,046,050
Tobacco Settlement Financing Corporation, Louisiana Asset-
Backed Note Series A 5.25% 5/15/35	1,540,000	1,456,008
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	6,500,000	4,417,855

51

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	$1,000,000	$1,015,030
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	327,724
Tulsa, Oklahoma Municipal Airport Trust Revenue
Series A 5.50% 6/1/35	2,000,000	1,712,740
		81,243,121
Education Revenue Bonds – 22.25%
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,045,610
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,215,000	1,243,261
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,885,000	1,689,865
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,088,500
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,000,000	872,930
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,153,700
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,627,275
California School Finance Authority (New Designs Charter
School) Series A 5.50% 6/1/42	1,750,000	1,554,385
California Statewide Communities Development Authority
Charter School Revenue (Green Dot Public Schools)
Series A 7.25% 8/1/41	1,915,000	1,974,614
California Statewide Communities Development
Authority Revenue
(California Baptist University Project)
7.50% 11/1/41	1,000,000	1,098,720
Series A 5.50% 11/1/38	2,000,000	1,810,800
(Lancer Plaza Project)
5.625% 11/1/33	400,000	348,780
5.875% 11/1/43	875,000	745,185
California Statewide Communities Development Authority
School Facility Revenue
(Aspire Public Schools Project) 6.00% 7/1/40	995,000	961,478

52

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	$1,000,000	$918,820
Subordinate Series B 6.00% 10/1/35	1,500,000	1,471,140
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	952,000
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,006,140
Colorado Educational & Cultural Facilities Authority
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,002,180
District of Columbia Revenue
(KIPP Charter School) 6.00% 7/1/48	1,450,000	1,443,548
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,198,900
Gainesville, Georgia Redevelopment Authority
Educational Facilities Revenue
(Riverside Military Academy Project)
5.125% 3/1/27	2,800,000	2,548,868
5.125% 3/1/37	2,000,000	1,668,900
Hawaii State Department of Budget & Finance
(Hawaii University) Series A 6.875% 7/1/43	2,000,000	1,950,900
Idaho Housing & Financing Association Nonprofit Facilities
Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	749,920
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,090,720
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	984,110
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,070,250
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	1,000,000	989,280
Iowa Higher Education Loan Authority Revenue
(Private College Facilities)
5.00% 10/1/38	1,970,000	1,816,616
6.00% 9/1/39	2,145,000	2,210,830

53

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation)
8.00% 12/15/41	$1,500,000	$1,545,900
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,345,000	1,367,717
Maryland State Economic Development Corporation
Student Housing Revenue
(University of Maryland College Park Projects)
5.75% 6/1/33	1,130,000	1,135,469
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	1,005,000
(Springfield College) 5.625% 10/15/40	1,000,000	1,017,790
≠@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	327,331
Massachusetts State Development Finance Agency Revenue
(Harvard University)
Series B-1 5.00% 10/15/20	1,510,000	1,784,110
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	841,311
(University Learning) 7.50% 11/1/40	1,000,000	1,077,550
(Voyageur) 8.00% 7/15/41	1,250,000	1,221,238
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	956,954
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	981,750
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,550,430
New Jersey State Educational Facilities Authority Revenue
(Rider University) Series A 5.00% 7/1/37	800,000	742,160
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,208,150
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	1,804,614

54

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
# Oregon State Facilities Authority Revenue
(Concordia University Project) Series A 144A
6.125% 9/1/30	$1,000,000	$1,003,610
6.375% 9/1/40	500,000	507,430
Pennsylvania State Higher Educational
Facilities Authority Revenue
(Edinboro University Foundation)
5.80% 7/1/30	1,300,000	1,263,184
6.00% 7/1/42	1,000,000	957,680
•(Foundation Indiana University)
Series A 0.834% 7/1/39 (SGI)	2,400,000	1,635,144
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
5.875% 4/1/32	450,000	443,228
6.25% 4/1/37	500,000	503,735
(First Philadelphia Charter Project)
Series A 5.75% 8/15/32	745,000	700,784
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,014,860
(Green Woods Charter School) Series A 5.75% 6/15/42	1,600,000	1,334,704
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,004,510
(Tacony Academy Charter School Project) 7.00% 6/15/43	1,540,000	1,471,393
Phoenix, Arizona Industrial Development Authority Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	874,300
5.625% 9/1/42	600,000	511,230
(Rowan University Project) 5.00% 6/1/42	2,000,000	1,850,800
Pima County, Arizona Industrial Development
Authority Revenue
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,714,480
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	924,841
Provo, Utah Charter School Revenue
(Freedom Academy Foundation Project) 5.50% 6/15/37	910,000	742,032
Puerto Rico Industrial Tourist Educational Medical &
Environmental Central Facilities Financing Authority
(Sacred Heart University) 5.00% 10/1/42	750,000	498,330

55

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	$2,000,000	$2,078,520
Texas A&M University Revenue Series B 5.00% 5/15/21	4,040,000	4,695,934
University of Texas Revenue Series B 5.00% 8/15/21	5,000,000	5,856,900
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,283,305
Wisconsin Public Finance Authority Revenue
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	1,806,180
Wyoming Community Development
Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,042,750
Yonkers, New York Economic Development
Corporation Education Revenue
(Charter School Educational Excellence) 6.25% 10/15/40	595,000	577,572
		97,153,135
Healthcare Revenue Bonds – 27.01%
Abag, California Finance Authority for Nonprofit
Corporations (Episcopal Senior Communities)
6.125% 7/1/41	1,650,000	1,712,123
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A
8.00% 10/1/42	1,000,000	1,091,860
8.00% 10/1/46	1,500,000	1,634,385
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	1,000,000	957,860
Bexar County, Texas Health Facilities Development
Corporation Revenue
(Army Retirement Residence Project) 5.875% 7/1/30	1,000,000	1,041,250
Brevard County, Florida Health Facilities Authority
Health Care Facilities Revenue
(Health First Inc. Project) 7.00% 4/1/39	1,000,000	1,091,040
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	900,000	1,025,694
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	987,790

56

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	$500,000	$535,810
(Terraces at San Joaquin Garden)
Series A 6.00% 10/1/47	1,250,000	1,185,150
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,371,125
Chesterfield County, Virginia Economic Development
Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	2,000,000	1,654,480
Cleveland - Cuyahoga County, Ohio Port Authority Revenue
Senior Housing
(St. Clarence - Geac) Series A 6.25% 5/1/38	1,000,000	851,910
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,990,000	1,933,842
Cumberland County, Pennsylvania Municipal Authority
Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,370,128
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	947,140
6.375% 1/1/39	1,000,000	1,041,770
Duluth, Minnesota Economic Development Authority
Revenue (St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	2,250,000	2,164,838
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project)
5.50% 8/1/33	1,200,000	1,048,788
Hanover County, Virginia Economic Development
Authority Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	1,735,000	1,438,679
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,247,288
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,111,340
(Kahala Nui) 5.25% 11/15/37	1,000,000	959,580

57

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	$1,500,000	$1,569,120
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,507,957
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,202,850
(Silver Cross & Medical Centers) 7.00% 8/15/44	3,565,000	3,802,714
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,002,380
Indiana Finance Authority Hospital Revenue (King’s
Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	855,390
Indiana Finance Authority Revenue
(Marquette Project) 5.00% 3/1/39	1,400,000	1,209,348
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,080,575
Kentucky Economic Development Finance Authority
Hospital Revenue
(Owensboro Medical Health System) Series A 6.50% 3/1/45	1,000,000	1,038,820
Kentwood, Michigan Economic Development
Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,088,338
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41	1,750,000	1,841,350
Lake County, Florida Individual Development Revenue
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	2,589,750
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	729,256
Lebanon County, Pennsylvania Health Facilities
Authority Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	975,340
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	1,705,000	1,842,440
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	999,420
Lucas County, Ohio Improvement (Lutheran Homes)
Series A 7.00% 11/1/45	3,000,000	3,103,590
Maine Health & Higher Educational Facilities Authority
Revenue (Maine General Medical Center)
6.75% 7/1/41	1,700,000	1,845,469

58

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	$1,000,000	$962,680
Maryland State Health & Higher Educational Facilities
Authority Revenue
(Doctors Community Hospital) 5.75% 7/1/38	1,500,000	1,412,175
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,443,540
Missouri State Health & Educational Facilities Authority
Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,021,220
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Meeting - Whitemarsh Continuing Care) 6.25% 2/1/35	2,500,000	2,394,725
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Project) 5.00% 2/15/44	3,000,000	2,353,800
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,410,374
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A
4.00% 7/1/26	980,000	909,479
5.00% 7/1/25	315,000	325,086
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	847,031
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,737,233
(Trinitas Hospital Obligation Group) Series A 5.25% 7/1/30	1,240,000	1,220,172
New York State Dormitory Authority Revenue
Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	2,500,000	2,450,800
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,471,831
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	911,970
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	1,000,000	886,660
Oklahoma County, Oklahoma Finance Authority Revenue
(Epworth Villa Project) Series A 5.125% 4/1/42	970,000	842,435
Onondaga, New York Civic Development Revenue
(St. Joseph Hospital Health Center)
4.50% 7/1/32	1,000,000	833,020
5.00% 7/1/16	1,000,000	1,020,450
5.00% 7/1/17	1,945,000	1,990,494
59

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Orange County, New York Funding Corporation Assisted
Living Residence Revenue 6.50% 1/1/46	$4,000,000	$3,364,560
Pennsylvania Economic Development Financing Authority
Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	1,100,000	1,174,767
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System) Series A 5.50% 7/1/30	2,000,000	1,770,760
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,422,540
San Buenaventura, California Revenue
(Community Memorial Health Systems) 7.50% 12/1/41	4,475,000	4,830,763
South Carolina Jobs - Economic Development
Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	934,480
St. Johns County, Florida Industrial Development
Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40	1,000,000	1,010,410
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39	500,000	514,790
St. Paul, Minnesota Housing & Redevelopment
Authority Hospital Revenue
(Health East Project) 6.00% 11/15/30	2,000,000	2,031,740
Suffolk County, New York Economic Development
Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	589,358
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	481,205
Travis County, Texas Health Facilities Development
Corporation Revenue
(Westminister Manor Project) 7.125% 11/1/40	1,000,000	1,073,080
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,005,807
Washington State Health Care Facilities Authority Revenue
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,314,925

60

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	$270,000	$265,272
5.75% 11/1/39	600,000	594,336
6.00% 5/1/47	920,000	921,398
West Virginia Hospital Finance Authority Revenue (Highland
Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,576,300
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project) Series A 5.30% 1/1/35	1,000,000	942,080
Wisconsin Health & Educational Facilities Authority
Revenue (Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	3,460,000	2,975,600
		117,927,323
Housing Revenue Bonds – 1.01%
California Municipal Finance Authority
Mobile Home Park Revenue
(Senior - Caritas Projects) Series A
5.50% 8/15/47	1,500,000	1,429,230
6.40% 8/15/45	1,820,000	1,871,051
Independent Cities, California Finance Authority Revenue
(Sahar Mobile Home Park)
Series A 5.00% 6/15/47	1,250,000	1,094,450
		4,394,731
Lease Revenue Bonds – 5.50%
California Municipal Finance Authority Revenue (Goodwill
Industry Sacramento Valley and
Northern Nevada Project) Series A
6.625% 1/1/32	500,000	508,090
6.875% 1/1/42	1,500,000	1,526,895
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	950,000	970,140
District of Columbia Revenue
(Center of Strategic & International Studies) 6.625% 3/1/41	2,235,000	2,262,602
Hudson, New York Yards Infrastructure Corporation Revenue
Series A 5.75% 2/15/47	2,500,000	2,573,400

61

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(UMM Energy Partners) Series A 5.00% 6/15/37 (AMT)	$560,000	$503,860
New York State Liberty Development Corporation Liberty
Revenue (World Trade Center Project) 5.75% 11/15/51	7,425,000	7,810,878
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II) 5.75% 10/1/31 (AMT)	3,775,000	3,367,564
(Senior Obligation Group) 5.00% 7/1/42 (AMT)	4,000,000	3,396,360
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,101,140
		24,020,929
Local General Obligation Bond – 0.68%
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,969,082
		2,969,082
§Pre-Refunded Bonds – 1.33%
Capital Trust Agency, Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32-14	550,000	565,103
Missouri State Development Finance Board
Infrastructure Facilities Revenue
(Branson Landing Project) Series A 5.50% 12/1/24-14	720,000	748,771
New Jersey State Economic Development Authority
Revenue (Cigarette Tax) 5.75% 6/15/34-14	965,000	1,007,614
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32-19	1,000,000	1,303,790
Oklahoma City, Oklahoma Industrial &
Cultural Facilities Subordinated
(Air Cargo - Obligated Group) 6.75% 1/1/23-14 (AMT)	1,160,000	1,194,290
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32-13	1,000,000	1,004,270
		5,823,838
Resource Recovery Revenue Bonds – 0.74%
Mission Economic Development, Dallas, Texas Clean Energy
Revenue (McCommas) 6.875% 12/1/24	1,000,000	1,018,010
Phoenix, Arizona Industrial Development Authority Revenue
(Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	2,550,000	2,222,631
		3,240,641

62

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 11.91%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
Series A 5.00% 5/1/42	$1,475,000	$1,334,713
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,759,500
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	950,880
Brooklyn Arena Local Development, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	5,500,000	5,788,255
6.50% 7/15/30	1,175,000	1,279,669
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project) 5.375% 12/1/37	6,220,000	6,202,708
Dutchess County, New York Local Development
Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	2,000,000	1,889,720
≠@ Farms New Kent, Virginia Community Development
Authority Special Assessment Series C 5.80% 3/1/36	1,000,000	510,170
Henderson, Nevada Local Improvement
Districts #T-18 5.30% 9/1/35	650,000	467,948
Lancaster, California Redevelopment Agency
Tax Allocation Revenue
(Combined Redevelopment Project Areas) 6.875% 8/1/39	500,000	531,435
Mosaic, Virginia District Community Development Authority
Revenue Series A 6.875% 3/1/36	1,500,000	1,641,540
Nampa Development Corporation, Idaho Revenue
5.90% 3/1/30	2,000,000	2,045,440
#(Liberty Square Project) 144A 5.00% 9/1/31	2,940,000	2,738,375
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	2,500,000	2,525,450
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program)
Series AA 5.00% 6/15/21	2,000,000	2,250,740
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium) 5.00% 1/1/22 (AMBAC)	1,000,000	999,590
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,157,120
(YMCA of Greater New York Project) 5.00% 8/1/36	3,000,000	2,999,880
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,034,200

63

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	$3,000,000	$2,602,110
Puerto Rico Sales Tax Financing Corporation Tax Revenue
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	730,000	604,287
First Subordinate
Series A 5.75% 8/1/37	800,000	687,944
Series C 5.50% 8/1/40	3,000,000	2,464,020
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	1,011,690
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Improvement (Francis Place
Redevelopment Project) 5.625% 11/1/25	1,200,000	1,156,404
Roseville Westpark, California Community Facilities
District #1 (Special Tax Public Facilities) 5.25% 9/1/37	600,000	535,464
San Mateo, California Special Tax Revenue
(Community Facilities District #2008-1 Bay Meadows)
6.00% 9/1/42	705,000	725,734
@ St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	953,480
5.50% 11/1/27	500,000	463,710
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,201,380
Winter Garden Village at Fowler Groves Community
Development District, Florida Special
Assessment Revenue 5.65% 5/1/37	910,000	912,621
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation - Sales Tax Subordinate Lien)
6.07% 6/1/21	845,000	550,137
		51,976,314
State General Obligation Bonds – 2.02%
State of Connecticut Series C 5.00% 6/1/22	3,000,000	3,436,830
State of Minnesota (Trunk Highway) Series B 5.00% 10/1/21	2,600,000	3,047,200
State of New York Series A 5.25% 2/15/24	2,000,000	2,337,860
		8,821,890

64

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 6.74%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	$1,890,000	$1,874,767
Subordinate Lien
5.00% 1/1/42	2,915,000	2,400,444
6.75% 1/1/41	1,000,000	1,013,710
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25	1,000,000	1,040,040
Maryland Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	1,400,000	1,403,192
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/44	1,825,000	1,782,806
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) 6.00% 12/1/42	1,970,000	2,154,806
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	963,270
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,109,120
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	2,023,025
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	1,090,000	1,195,349
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,565,879
7.50% 6/30/33	500,000	560,500
(Mobility Partners) 6.875% 12/31/39	4,055,000	4,324,860
		29,411,768
Total Municipal Bonds (cost $446,252,368)		426,982,772

Short-Term Investment – 0.32%
¤Variable Rate Demand Note – 0.32%
Mississippi State Business Finance Commission
Gulf Opportunity Zone
(Chevron USA Inc. Project) Series C 0.03% 12/1/30	1,400,000	1,400,000
Total Short-Term Investment (cost $1,400,000)		1,400,000

65

Schedules of investments
Delaware National High-Yield Municipal Bond Fund

Total Value of Securities – 98.12%
(cost $447,652,368)	$428,382,772
Receivables and Other Assets
Net of Liabilities – 1.88%	8,205,765
Net Assets – 100.00%	$436,588,537

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2013, the aggregate value of Rule 144A securities was $8,310,065, which represented 1.90% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
@Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $2,254,691, which represented 0.52% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
≠Security is currently in default.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^Zero coupon security. The rate shown is the yield at the time of purchase.
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
SGI — Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

66

Statements of assets and liabilities
August 31, 2013

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Assets:
Investments, at value	$557,430,796	$796,298,730	$426,982,772
Short-term investments, at value	5,080,000	8,315,000	1,400,000
Cash	—	1,762,780	2,274,726
Interest receivable	7,426,892	9,995,396	6,376,019
Receivable for fund shares sold	9,724,554	1,645,893	1,326,733
Receivable for securities sold	249,784	1,878,063	2,063,316
Total assets	579,912,026	819,895,862	440,423,566

Liabilities:
Bank overdraft	491,413	—	—
Income distributions payable	574,084	599,689	563,384
Payable for securities purchased	5,464,606	—	—
Payable for fund shares redeemed	1,329,788	2,471,520	2,837,072
Investment management fees payable	210,917	313,989	142,009
Distribution fees payable	141,648	108,291	107,928
Trustees’ fees payable	3,562	4,969	3,005
Other affiliates payable	26,064	51,574	30,865
Other accrued expenses	150,416	268,555	150,766
Total liabilities	8,392,498	3,818,587	3,835,029
Total Net Assets	$571,519,528	$816,077,275	$436,588,537

Net Assets Consist of:
Paid-in capital	$559,864,696	$805,510,665	$465,625,473
Undistributed (distributions in excess of)
net investment income	(420,690)	16,249	10,396
Accumulated net realized loss on investments	(169,711)	(5,512,801)	(9,777,736)
Net unrealized appreciation
(depreciation) of investments	12,245,233	16,063,162	(19,269,596)
Total Net Assets	$571,519,528	$816,077,275	$436,588,537

Investments, at cost	$545,185,563	$780,235,568	$446,252,368
Short-term investments, at cost	5,080,000	8,315,000	1,400,000

68

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Asset Value

Class A
Net assets	$519,986,094	$391,922,587	$200,988,059
Shares of beneficial interest outstanding,
unlimited authorization, no par	46,688,960	33,518,737	20,848,765
Net asset value per share	$11.14	$11.69	$9.64
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset
value per share/(1 - sales charge)	$11.66	$12.02	$10.09

Class B
Net assets	$1,016,613	$37,369	$549,618
Shares of beneficial interest outstanding,
unlimited authorization, no par	91,330	3,199	56,912
Net asset value and offering price per share	$11.13	$11.68	$9.66

Class C
Net assets	$33,509,001	$64,904,389	$69,888,841
Shares of beneficial interest outstanding,
unlimited authorization, no par	3,008,082	5,553,893	7,219,786
Net asset value and offering price per share	$11.14	$11.69	$9.68

Institutional Class
Net assets	$17,007,820	$359,212,930	$165,162,019
Shares of beneficial interest outstanding,
unlimited authorization, no par	1,515,769	30,426,114	16,974,758
Net asset value per share	$11.22	$11.81	$9.73

See accompanying notes, which are an integral part of the financial statements.

69

Statements of operations
Year Ended August 31, 2013

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$30,018,529	$31,248,880	$25,397,163

Expenses:
Management fees	3,538,946	4,313,613	2,766,296
Distribution expenses – Class A	1,742,388	1,328,593	620,476
Distribution expenses – Class B	13,218	540	6,943
Distribution expenses – Class C	393,252	762,317	816,816
Dividend disbursing and transfer
agent fees and expenses	531,891	888,885	431,874
Accounting and administration expenses	255,155	342,051	195,719
Registration fees	71,357	105,752	141,029
Legal fees	57,804	73,742	43,118
Audit and tax	38,043	40,933	43,542
Reports and statements to shareholders	36,968	48,005	32,255
Trustees’ fees	30,481	40,840	23,666
Pricing fees	19,069	30,239	30,444
Insurance	12,249	15,971	6,714
Custodian fees	11,923	16,056	9,802
Due and services	9,927	10,898	7,384
Consulting fees	6,190	8,370	4,785
Trustees’ expenses	2,353	3,121	1,698
	6,771,214	8,029,926	5,182,561
Less expenses waived	(933,004)	(641,292)	(710,005)
Less waived distribution expenses – Class A	(286,751)	(664,423)	—
Less waived distribution expenses – Class B	(2,851)	(206)	(356)
Less expense paid indirectly	(459)	(443)	(210)
Total operating expenses	5,548,149	6,723,562	4,471,990
Net Investment Income	24,470,380	24,525,318	20,925,173

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	650,101	2,103,125	(6,365,278)
Net change in unrealized appreciation
(depreciation) of investments	(56,788,332)	(53,424,815)	(51,403,696)
Net Realized and Unrealized Loss	(56,138,231)	(51,321,690)	(57,768,974)

Net Decrease in Net Assets
Resulting from Operations	$(31,667,851)	$(26,796,372)	$(36,843,801)

See accompanying notes, which are an integral part of the financial statements.

70

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,470,380	$26,112,758
Net realized gain	650,101	12,593,089
Net change in unrealized appreciation (depreciation)	(56,788,332)	39,892,342
Net increase (decrease) in net assets resulting
from operations	(31,667,851)	78,598,189

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,428,163)	(24,318,829)
Class B	(42,651)	(71,571)
Class C	(1,182,623)	(1,113,082)
Institutional Class	(878,942)	(547,276)

Net realized gain:
Class A	(3,943,079)	—
Class B	(9,580)	—
Class C	(252,231)	—
Institutional Class	(129,211)	—
	(28,866,480)	(26,050,758)

Capital Share Transactions:
Proceeds from shares sold:
Class A	51,732,093	24,908,312
Class B	—	29,617
Class C	9,662,948	6,942,209
Institutional Class	14,585,085	13,146,308

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	21,200,798	13,911,049
Class B	35,033	48,104
Class C	1,126,428	837,082
Institutional Class	770,706	353,695
	99,113,091	60,176,376

72

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(102,831,446)	$(72,229,853)
Class B	(736,734)	(1,107,287)
Class C	(10,415,684)	(4,210,929)
Institutional Class	(14,344,638)	(5,557,588)
	(128,328,502)	(83,105,657)
Decrease in net assets derived from
capital share transactions	(29,215,411)	(22,929,281)
Net Increase (Decrease) in Net Assets	(89,749,742)	29,618,150

Net Assets:
Beginning of year	661,269,270	631,651,120
End of year	$571,519,528	$661,269,270

Undistributed (Distributions in excess of)
net investment income	$(420,690)	$128,895

See accompanying notes, which are an integral part of the financial statements.

73

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,525,318	$24,892,898
Net realized gain	2,103,125	8,549,846
Net change in unrealized appreciation (depreciation)	(53,424,815)	29,502,702
Net increase (decrease) in net assets resulting
from operations	(26,796,372)	62,945,446

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(12,370,714)	(13,653,725)
Class B	(1,250)	(3,093)
Class C	(1,479,921)	(1,448,064)
Institutional Class	(10,673,419)	(9,787,989)
	(24,525,304)	(24,892,871)

Capital Share Transactions:
Proceeds from shares sold:
Class A	128,625,350	110,940,228
Class B	—	2,352
Class C	15,000,790	21,316,081
Institutional Class	165,989,432	121,081,688

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	10,926,273	10,732,723
Class B	1,193	2,048
Class C	1,241,156	1,183,202
Institutional Class	5,524,787	5,274,687
	327,308,981	270,533,009

74

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(187,663,361)	$(122,640,858)
Class B	(26,358)	(194,373)
Class C	(22,891,363)	(10,083,689)
Institutional Class	(122,854,259)	(88,824,807)
	(333,435,341)	(221,743,727)
Increase (decrease) in net assets derived from
capital share transactions	(6,126,360)	48,789,282
Net Increase (Decrease) in Net Assets	(57,448,036)	86,841,857

Net Assets:
Beginning of year	873,525,311	786,683,454
End of year	$816,077,275	$873,525,311

Undistributed net investment income	$16,249	$16,235

See accompanying notes, which are an integral part of the financial statements.

75

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$20,925,173	$14,231,167
Net realized gain (loss)	(6,365,278)	119,419
Net change in unrealized appreciation (depreciation)	(51,403,696)	32,901,643
Net increase (decrease) in net assets resulting
from operations	(36,843,801)	47,252,229

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,374,871)	(8,090,016)
Class B	(24,213)	(31,314)
Class C	(2,802,765)	(2,143,223)
Institutional Class	(7,681,237)	(3,879,322)
	(20,883,086)	(14,143,875)

Capital Share Transactions:
Proceeds from shares sold:
Class A	116,090,432	98,235,878
Class B	246	24,627
Class C	32,493,321	28,063,476
Institutional Class	204,957,801	94,846,876

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	8,770,101	6,404,305
Class B	17,998	19,983
Class C	2,333,691	1,761,167
Institutional Class	4,422,902	1,594,690
	369,086,492	230,951,002

76

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(126,538,150)	$(35,115,726)
Class B	(176,390)	(121,264)
Class C	(25,438,495)	(10,532,464)
Institutional Class	(147,516,929)	(23,649,060)
	(299,669,964)	(69,418,514)
Increase in net assets derived from
capital share transactions	69,416,528	161,532,488
Net Increase in Net Assets	11,689,641	194,640,842

Net Assets:
Beginning of year	424,898,896	230,258,054
End of year	$436,588,537	$424,898,896

Undistributed net investment income	$10,396	$26,897

See accompanying notes, which are an integral part of the financial statements.

77

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

78

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.260	$11.300	$11.630	$10.890	$10.970

0.456	0.484	0.503	0.522	0.479
(1.039)	0.959	(0.330)	0.740	(0.081)
(0.583)	1.443	0.173	1.262	0.398

(0.457)	(0.483)	(0.503)	(0.522)	(0.478)
(0.080)	—	—	—	—
(0.537)	(0.483)	(0.503)	(0.522)	(0.478)

$11.140	$12.260	$11.300	$11.630	$10.890

(5.02% )	13.01%	1.65%	11.85%	3.91%

$519,986	$604,415	$589,175	$581,931	$536,420
0.80%	0.80%	0.80%	0.80%	0.84%

0.99%	0.93%	0.94%	0.95%	0.97%
3.76%	4.11%	4.52%	4.64%	4.60%

3.57%	3.98%	4.38%	4.49%	4.47%
40%	52%	49%	32%	66%

79

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

80

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.260	$11.290	$11.620	$10.880	$10.960

0.392	0.395	0.418	0.437	0.399
(1.049)	0.969	(0.330)	0.740	(0.080)
(0.657)	1.364	0.088	1.177	0.319

(0.393)	(0.394)	(0.418)	(0.437)	(0.399)
(0.080)	—	—	—	—
(0.473)	(0.394)	(0.418)	(0.437)	(0.399)

$11.130	$12.260	$11.290	$11.620	$10.880

(5.60% )	12.27%	0.89%	11.01%	3.13%

$1,017	$1,827	$2,682	$5,373	$8,168
1.34%	1.56%	1.56%	1.56%	1.60%

1.70%	1.69%	1.70%	1.71%	1.73%
3.22%	3.35%	3.76%	3.88%	3.84%

2.86%	3.22%	3.62%	3.73%	3.71%
40%	52%	49%	32%	66%

81

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

82

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.270	$11.300	$11.630	$10.890	$10.970

0.364	0.395	0.419	0.437	0.399
(1.048)	0.969	(0.330)	0.740	(0.080)
(0.684)	1.364	0.089	1.177	0.319

(0.366)	(0.394)	(0.419)	(0.437)	(0.399)
(0.080)	—	—	—	—
(0.446)	(0.394)	(0.419)	(0.437)	(0.399)

$11.140	$12.270	$11.300	$11.630	$10.890

(5.82% )	12.26%	0.88%	11.00%	3.13%

$33,509	$36,840	$30,552	$30,302	$20,542
1.56%	1.56%	1.56%	1.56%	1.60%

1.70%	1.69%	1.70%	1.71%	1.73%
3.00%	3.35%	3.76%	3.88%	3.84%

2.86%	3.22%	3.62%	3.73%	3.71%
40%	52%	49%	32%	66%

83

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3 Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

84

				12/31/08[1]
Year Ended				to
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.360	$11.380	$11.720	$10.890	$10.020

0.490	0.517	0.534	0.549	0.322
(1.060)	0.979	(0.340)	0.830	0.870
(0.570)	1.496	0.194	1.379	1.192

(0.490)	(0.516)	(0.534)	(0.549)	(0.322)
(0.080)	—	—	—	—
(0.570)	(0.516)	(0.534)	(0.549)	(0.322)

$11.220	$12.360	$11.380	$11.720	$10.890

(4.89% )	13.41%	1.83%	12.84%	12.15%

$17,008	$18,187	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.56%	0.60%

0.70%	0.69%	0.70%	0.71%	0.73%
4.00%	4.35%	4.76%	4.88%	4.84%

3.86%	4.22%	4.62%	4.73%	4.71%
40%	52%	49%	32%	66% [3]

85

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

86

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.410	$11.850	$12.110	$11.460	$11.250

0.344	0.362	0.381	0.423	0.388
(0.720)	0.560	(0.260)	0.650	0.210
(0.376)	0.922	0.121	1.073	0.598

(0.344)	(0.362)	(0.381)	(0.423)	(0.388)
(0.344)	(0.362)	(0.381)	(0.423)	(0.388)

$11.690	$12.410	$11.850	$12.110	$11.460

(3.13% )	7.89%	1.10%	9.53%	5.49%

$391,923	$464,540	$444,780	$481,004	$459,782
0.75%	0.75%	0.75%	0.75%	0.75%

0.97%	0.97%	0.98%	1.00%	1.03%
2.79%	2.98%	3.27%	3.59%	3.51%

2.57%	2.76%	3.04%	3.34%	3.23%
23%	39%	43%	27%	47%

87

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

88

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.390	$11.840	$12.100	$11.450	$11.240

0.286	0.259	0.282	0.324	0.294
(0.710)	0.550	(0.260)	0.650	0.210
(0.424)	0.809	0.022	0.974	0.504

(0.286)	(0.259)	(0.282)	(0.324)	(0.294)
(0.286)	(0.259)	(0.282)	(0.324)	(0.294)

$11.680	$12.390	$11.840	$12.100	$11.450

(3.50% )	6.90%	0.25%	8.62%	4.61%

$37	$65	$249	$511	$861
1.22%	1.60%	1.60%	1.60%	1.60%

1.67%	1.67%	1.68%	1.70%	1.73%
2.32%	2.13%	2.42%	2.74%	2.66%

1.87%	2.06%	2.34%	2.64%	2.53%
23%	39%	43%	27%	47%

89

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

90

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.400	$11.850	$12.110	$11.450	$11.240

0.239	0.258	0.282	0.323	0.294
(0.710)	0.550	(0.260)	0.660	0.210
(0.471)	0.808	0.022	0.983	0.504

(0.239)	(0.258)	(0.282)	(0.323)	(0.294)
(0.239)	(0.258)	(0.282)	(0.323)	(0.294)

$11.690	$12.400	$11.850	$12.110	$11.450

(3.87% )	6.89%	0.25%	8.70%	4.60%

$64,904	$75,887	$60,398	$65,343	$40,232
1.60%	1.60%	1.60%	1.60%	1.60%

1.67%	1.67%	1.68%	1.70%	1.73%
1.94%	2.13%	2.42%	2.74%	2.66%

1.87%	2.06%	2.34%	2.64%	2.53%
23%	39%	43%	27%	47%

91

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

92

				12/31/08[1]
Year Ended				to
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.530	$11.970	$12.230	$11.460	$10.800

0.366	0.384	0.402	0.424	0.269
(0.720)	0.560	(0.260)	0.770	0.660
(0.354)	0.944	0.142	1.194	0.929

(0.366)	(0.384)	(0.402)	(0.424)	(0.269)
(0.366)	(0.384)	(0.402)	(0.424)	(0.269)

$11.810	$12.530	$11.970	$12.230	$11.460

(2.92% )	8.00%	1.28%	10.62%	8.68%

$359,213	$333,033	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%	0.60%

0.67%	0.67%	0.68%	0.70%	0.73%
2.94%	3.13%	3.42%	3.74%	3.65%

2.87%	3.06%	3.34%	3.64%	3.52%
23%	39%	43%	27%	47% [3]

93

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

94

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.750	$9.620	$10.090	$8.920	$9.510

0.449	0.496	0.479	0.513	0.505
(1.110)	1.127	(0.474)	1.169	(0.595)
(0.661)	1.623	0.005	1.682	(0.090)

(0.449)	(0.493)	(0.475)	(0.512)	(0.500)
(0.449)	(0.493)	(0.475)	(0.512)	(0.500)

$9.640	$10.750	$9.620	$10.090	$8.920

(6.47% )	17.28%	0.23%	19.29%	(0.38% )

$200,988	$228,829	$140,629	$139,628	$68,812
0.85%	0.85%	0.85%	0.85%	0.90%

0.99%	0.99%	1.01%	1.04%	1.08%
4.18%	4.83%	5.03%	5.24%	6.06%

4.04%	4.69%	4.87%	5.05%	5.88%
46%	34%	57%	37%	67%

95

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

96

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.770	$9.640	$10.110	$8.940	$9.530

0.375	0.421	0.408	0.442	0.440
(1.110)	1.127	(0.474)	1.169	(0.592)
(0.735)	1.548	(0.066)	1.611	(0.152)

(0.375)	(0.418)	(0.404)	(0.441)	(0.438)
(0.375)	(0.418)	(0.404)	(0.441)	(0.438)

$9.660	$10.770	$9.640	$10.110	$8.940

(7.10% )	16.39%	(0.51% )	18.37%	(1.11% )

$550	$775	$768	$1,118	$1,448
1.55%	1.60%	1.60%	1.60%	1.65%

1.74%	1.74%	1.76%	1.79%	1.83%
3.48%	4.08%	4.28%	4.49%	5.31%

3.29%	3.94%	4.12%	4.30%	5.13%
46%	34%	57%	37%	67%

97

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

98

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.800	$9.660	$10.130	$8.960	$9.550

0.370	0.422	0.409	0.442	0.441
(1.120)	1.137	(0.474)	1.169	(0.592)
(0.750)	1.559	(0.065)	1.611	(0.151)

(0.370)	(0.419)	(0.405)	(0.441)	(0.439)
(0.370)	(0.419)	(0.405)	(0.441)	(0.439)

$9.680	$10.800	$9.660	$10.130	$8.960

(7.21% )	16.47%	(0.51% )	18.33%	(1.11% )

$69,889	$69,634	$44,497	$36,384	$7,770
1.60%	1.60%	1.60%	1.60%	1.65%

1.74%	1.74%	1.76%	1.79%	1.83%
3.43%	4.08%	4.28%	4.49%	5.31%

3.29%	3.94%	4.12%	4.30%	5.13%
46%	34%	57%	37%	67%

99

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

100

				12/31/08[1]
Year Ended				to
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$10.850	$9.710	$10.190	$8.930	$7.590

0.480	0.527	0.506	0.534	0.342
(1.120)	1.137	(0.484)	1.259	1.338
(0.640)	1.664	0.022	1.793	1.680

(0.480)	(0.524)	(0.502)	(0.533)	(0.340)
(0.480)	(0.524)	(0.502)	(0.533)	(0.340)

$9.730	$10.850	$9.710	$10.190	$8.930

(6.23% )	17.57%	0.41%	20.55%	22.55%

$165,162	$125,661	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.60%	0.65%

0.74%	0.74%	0.76%	0.79%	0.85%
4.43%	5.08%	5.28%	5.49%	6.41%

4.29%	4.94%	5.12%	5.30%	6.21%
46%	34%	57%	37%	67% [3]

101

Notes to financial statements
Delaware Investments® National Tax-Free Funds	August 31, 2013

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended and offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2.00% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

102

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010 – Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the

103

Notes to financial statements
Delaware Investments® National Tax-Free Funds

1. Significant Accounting Policies (continued)

securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2013.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Aug. 31, 2013, each Fund earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$459	$443	$210

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and non-routine expenses or costs including, but not limited to, those relating to reorganizations,

104

litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High Yield Municipal Bond Fund, respectively, from Dec. 28, 2012 through Dec. 27, 2013. The contractual waivers did not change from the prior fiscal year end. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Aug. 31, 2013, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$31,908	$42,774	$24,473

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B shares and C shares for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees from Dec. 28, 2012 through Dec. 27, 2013 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets

105

Notes to financial statements
Delaware Investments® National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

for the Delaware Tax-Free USA Intermediate Fund. This contractual waiver for Class A did not change from the prior fiscal year end. DDLP has contracted to waive distribution and service fees of Class B shares from exceeding 0.15% of average daily net assets from March 1, 2013 through Feb. 28, 2014 for the Delaware Tax-Free USA Intermediate Fund. DDLP has contracted to waive distribution and service fees of Class B shares from exceeding 0.25% of average daily net assets from May 1, 2013 through April 30, 2014 for the Delaware Tax-Free USA Fund and from Aug. 1, 2013 through July 31, 2014 for the Delaware National High-Yield Municipal Bond Fund.

As provided in the investment management agreement, each Fund bears the cost of certain legal services, including internal legal services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended Aug. 31, 2013, each Fund was charged for internal legal services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$19,465	$26,025	$14,908

For the year ended Aug. 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$64,432	$30,477	$132,969

For the year ended Aug. 31, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$1,198	$—	$542
Class B	—	—	—
Class C	540	1,051	2,265

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

106

3. Investments

For the year ended Aug. 31, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$261,611,942	$196,761,644	$299,489,670
Sales	301,847,060	206,063,746	225,820,309

At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$550,605,178	$788,550,568	$447,417,208
Aggregate unrealized
appreciation	$27,446,089	30,537,589	$7,942,495
Aggregate unrealized
depreciation	(15,540,471)	(14,474,427)	(26,976,931)
Net unrealized appreciation
(depreciation)	$11,905,618	$16,063,162	$(19,034,436)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

107

Notes to financial statements
Delaware Investments® National Tax-Free Funds

3. Investments (continued)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2013:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
	Level 2	Level 2	Level 2
Municipal Bonds	$557,430,796	$796,298,730	$426,982,772
Short-Term investments	5,080,000	8,315,000	1,400,000
Total	$562,510,796	$804,613,730	$428,382,772

During the year ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

108

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2013 and 2012 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Year ended 8/31/13
Tax-exempt income	$24,972,780	$24,519,615	$20,837,625
Ordinary income	47,185	5,689	45,461
Long-term capital gains	3,846,515	—	—
Total	$28,866,480	$24,525,304	$20,883,086

Year ended 8/31/12
Tax-exempt income	$25,997,997	$24,880,939	$14,095,674
Ordinary income	52,761	11,932	48,201
Total	$26,050,758	$24,892,871	$14,143,875

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2013, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$559,864,696	$805,510,665	$465,625,473
Undistributed tax-exempt
income	153,394	615,938	573,780
Undistributed long-term
capital gains	169,904	—	—
Distributions payable	(574,084)	(599,689)	(563,384)
Capital loss carryforward	—	(5,512,801)	(10,012,896)
Unrealized appreciation
(depreciation)	11,905,618	16,063,162	(19,034,436)
Net assets	$571,519,528	$816,077,275	$436,588,537

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable and tax treatment of market discount and premium on debt instruments.

109

Notes to financial statements
Delaware Investments® National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2013, the Funds recorded the following reclassifications:

	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	Municipal Bond Fund
Undistributed (distributions in excess of) net
investment income	$(487,586)	$(58,588)
Accumulated net realized loss	487,586	58,588

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For the year ended Aug. 31, 2013, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund utilized $2,103,125 and $444,981 capital loss carryforwards, respectively. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Intermediate Fund	Municipal Bond Fund
2015	$—	$355,701
2017	5,428,954	374,735
Total	$5,428,954	$730,436

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free USA Intermediate Fund	$83,847	$—
Delaware National High-Yield Municipal Bond Fund	8,043,373	1,239,087

110

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Year Ended		Year Ended		Year Ended
	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12
Shares sold:
Class A	4,276,005	2,104,528	10,468,416	9,140,856	10,716,787	9,508,392
Class B	—	2,456	—	191	22	2,294
Class C	791,241	585,541	1,212,566	1,755,047	2,981,452	2,707,511
Institutional
Class	1,185,800	1,099,549	13,329,136	9,890,039	19,117,573	9,184,149

Shares issued upon reinvestment of dividends and distributions:
Class A	1,747,826	1,178,162	889,383	883,131	822,229	626,870
Class B	2,887	4,091	97	170	1,686	1,959
Class C	92,836	70,840	101,194	97,422	218,364	171,868
Institutional
Class	63,123	29,539	446,271	429,900	413,973	154,112
	8,159,718	5,074,706	26,447,063	22,196,756	34,272,086	22,357,155
Shares redeemed:
Class A	(8,619,683)	(6,149,790)	(15,279,657)	(10,105,267)	(11,975,751)	(3,469,808)
Class B	(60,658)	(94,985)	(2,168)	(16,124)	(16,808)	(11,969)
Class C	(879,323)	(356,850)	(1,879,390)	(830,827)	(2,430,451)	(1,035,620)
Institutional
Class	(1,205,157)	(469,114)	(9,932,491)	(7,234,869)	(14,138,037)	(2,326,733)
	(10,764,821)	(7,070,739)	(27,093,706)	(18,187,087)	(28,561,047)	(6,844,130)
Net increase
(decrease)	(2,605,103)	(1,996,033)	(646,643)	4,009,669	5,711,039	15,513,025
For the years ended Aug. 31, 2013 and 2012, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and in the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	16,804	16,807	$204,143	43,994	44,077	$511,259
Delaware Tax-Free
USA Intermediate Fund	87	86	1,063	5,885	5,877	71,118
Delaware National High-Yield
Municipal Bond Fund	4,128	4,138	44,736	3,567	3,578	35,790

111

Notes to financial statements
Delaware Investments® National Tax-Free Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of Aug. 31, 2013 or at any time during the year then ended.

8. Geographic, Credit and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds investments may be adversely affected by new legislation within U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2013, 3.56% of the Delaware Tax-Free USA Fund’s net assets, 4.40% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 1.17% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the schedules of investments.

As of Aug. 31, 2013, the Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 11.43% and 18.28%, respectively, of the Fund’s portfolio. As of Aug. 31, 2013, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 13.41% and 14.00%, respectively, of the Fund’s portfolio. As of Aug. 31, 2013, the Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 12.62% and 10.81%, respectively, of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

112

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely

113

Notes to financial statements
Delaware Investments® National Tax-Free Funds

manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedules of investments.

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Effective Oct. 1, 2013, Delaware Tax-Free USA Intermediate Fund will pay DDLP an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

114

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Tax-Free Fund and Voyageur Mutual Funds and the Shareholders of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (constituting Delaware Group Tax-Free Fund) and Delaware National High-Yield Municipal Bond Fund (one of the series constituting Voyageur Mutual Funds) (hereafter collectively referred to as the “Funds”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the period ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2013

115

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2013, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Ordinary Income	Tax-Exempt	Long-Term Capital	Total
	Distributions	Distributions	Gain Distributions	Distributions
	(Tax Basis)*	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Free USA Fund	0.16%	86.51%	13.33%	100.00%
Delaware Tax-Free USA
Intermediate Fund	0.02%	99.98%	0.00%	100.00%
Delaware National High-Yield
Municipal Bond Fund	0.22%	99.78%	0.00%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

For the fiscal year ended Aug. 31, 2013, certain interest income paid by the Funds, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended Aug. 31, 2013, the Funds have designated maximum Qualified Interest Income distributions as follows:

Delaware Tax-Free	Delaware Tax-Free USA	Delaware National High-Yield
USA Fund	Intermediate Fund	Municipal Bond Fund
$47,201	$—	$45,461

116

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund investment advisory agreement

At a meeting held on August 20-22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The

117

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund investment advisory agreement (continued)

Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware National High-Yield Municipal Bond Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free USA Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional general municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was extremely satisfied with performance.

118

Delaware Tax-Free USA Intermediate Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware National High-Yield Municipal Bond Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was extremely satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free USA Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

119

Other Fund information
(Unaudited)
Delaware Investments® National Tax-Free Funds

Board consideration of Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund investment advisory agreement (continued)

Delaware Tax-Free USA Intermediate Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. The Board also noted that the Delaware Tax-Free USA Fund’s and Delaware Tax-Free USA Intermediate Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreements for the Funds provides a sharing of benefits with the Funds and their shareholders. Although the Delaware National High-Yield Municipal Bond Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

120

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

122

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

123

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

124

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

125

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

126

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

127

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

128

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

129

About the organization

Board of trustees
Patrick P. Coyne	Joseph W. Chow	Lucinda S. Landreth	Thomas K. Whitford
Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director AKA Strategy New York, NY	Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Former Vice Chairman PNC Financial Services Group Pittsburgh, PA Janet L. Yeomans Former Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ
Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

130

Annual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

August 31, 2013

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at delawareinvestments.com.

Manage your investments online
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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	7
Disclosure of Fund expenses	22
Security type/sector allocations	25
Schedules of investments	30
Statements of assets and liabilities	68
Statements of operations	72
Statements of changes in net assets	74
Financial highlights	84
Notes to financial statements	114
Report of independent registered
public accounting firm	128
Other Fund information	129
Board of trustees/directors and
officers addendum	136
About the organization	144

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® state tax-free funds	September 10, 2013

Performance preview (for the year ended August 31, 2013)
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	-6.62%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Arizona Municipal Debt Funds Average	1-year return	-5.84%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 7.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Arizona Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Arizona (double tax-exempt) or a city in Arizona (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free California Fund (Class A shares)	1-year return	-5.63%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper California Municipal Debt Funds Average	1-year return	-4.68%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper California Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	-6.56%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Colorado Municipal Debt Funds Average	1-year return	-4.78%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 13.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Colorado Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Colorado (double tax-exempt) or a city in Colorado (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Investments® state tax-free funds

Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	-6.99%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Other States Municipal Debt Funds Average	1-year return	-6.01%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 16.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free New York Fund (Class A shares)	1-year return	-6.27%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper New York Municipal Debt Funds Average	1-year return	-6.11%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 19.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper New York Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Economic backdrop

U.S. economic growth continued its uneven, but slow upward trend throughout the Funds’ fiscal year ended Aug. 31, 2013.

It was a similar story with the employment picture, as the jobless rate continued to tick downward, yet remained high at 7.3% in August 2013. Weaker-than-desired jobs data and a benign inflation outlook led to the U.S. Federal Reserve keeping its target short-term interest rate close to zero, where it has been hovering for close to five years.

The Fed also continued to buy $85 billion worth of bonds a month, with the aim of lowering long-term interest rates and stimulating the economy.

Despite discussion among Fed officials about “tapering” the bond purchases this year, this program remained in place throughout the fiscal period.

Municipal bond market conditions

The municipal bond market posted reasonably even performance for the majority of the Funds’ fiscal year. However, bond prices began to decline between June and August, in conjunction with investors’ concerns as interest rates rose over the summer. Despite its earlier gains, the municipal bond market (as measured by the Barclays Municipal Bond Index) lost approximately 3.7% for the Funds’ full fiscal year.

The rise in interest rates was one of two main factors affecting the performance of the municipal bond market during the Funds’ fiscal year. The second involved two well-publicized credit events. In July, the city of Detroit filed for Chapter 9 bankruptcy protection, while in December 2012, credit rating agency Moody’s Investors Service (Moody’s) downgraded the general obligation bonds of Puerto Rico from Baa1 to Baa3, the lowest tier of the investment grade bond universe.

The impact of this latter event on the municipal bond market was especially significant, as Puerto Rico securities are widely held by U.S. municipal bond portfolio managers (Puerto Rico bonds, like those of all U.S. territories, are generally exempt from income taxes in all 50 states). Investors feared an additional downgrade would precipitate substantial selling on the part of the many fund managers who face limitations on the amount of noninvestment grade debt that can be held in their portfolios. Consequently, Puerto Rico securities underperformed dramatically.

For the full fiscal year, securities with longer maturities and lower credit ratings significantly lagged their shorter-dated, higher-rated counterparts — the reverse of conditions seen in recent years — as investors proved less willing to take on either credit risk or interest rate risk.

In our view, the fundamental backdrop for municipal securities remained positive during the year, despite the overall price declines of the asset class. Although declining demand for municipal securities put downward pressure on prices, weaker-than-anticipated supply of new municipal debt counterbalanced these challenging performance factors.

Economic backdrop in the states

Economic characteristics across each state, briefly noted:

Arizona’s diverse economy is still slowly recovering from the global financial crisis. In July 2013, nonfarm employment was up 3% from a year earlier. While there has been some improvement in the economy, the unemployment rate remained elevated at 8% as of July 2013, well above the national rate. Arizona’s personal income per capita is below the national level.

The governor signed the 2014 $8.8 billion General Fund budget into law on June 17, 2013. This represents a 3.4% increase from fiscal 2013. Base revenues are projected to increase by 4.9%. However, one-time factors, including the expiration of the temporary $0.01 sales tax, would reduce 2014 collections by $253 million compared to fiscal 2013. This would result in an ending balance of $298 million and a Budget Stabilization Fund of $450 million. (Data: bls.gov; Moody’s; Arizona Joint Legislative Budget Committee.)

California enjoys a large, diverse, and wealthy economy that mirrors that of the nation. The gross state product is $1.8 trillion, which amounts to 13% of U.S. gross domestic product. In July 2013, nonfarm employment was up 1.6% from a year earlier, and the state’s unemployment rate improved to 8.7% from 10.7% a year earlier. Per-capita economic measures remain strong, with gross state product and personal income at 112% and 107% of the nation, respectively.

State revenues for fiscal 2013 came in 2% above budget and 19.9% above the prior year (in part due to temporary tax increases). Through the first two months of fiscal 2014, General Fund revenues were 2.7% below estimates but 7.4% above the prior year. The governor signed a $96.3 billion 2014 General Fund budget that provided for a $1.1 billion reserve. The budget found room for additional spending on education, social services, and healthcare. The budget overhauls the state’s K–12 system by

Portfolio management review
Delaware Investments® state tax-free funds

committing new funding to low-income districts and districts that primarily serve English-language learners. It also expands Medicaid to 1.4 million low-income residents.

Estimates suggest that the state’s wall of debt may be reduced to less than $27 billion at the end of fiscal 2013 and to less than $5 billion by the end of fiscal 2017. (Data: bls.gov; California State Controller’s Office; Moody’s.)

Colorado’s economy is diverse, with below-average employment concentration in manufacturing and a variety of service-sector strengths. In July 2013, nonfarm employment was up 2.7% from a year earlier, and Colorado’s unemployment rate was at 7.1%, slightly lower than the national rate of 7.4%.

Colorado is a wealthy state, with per-capita income equal to 110% of the U.S. average. Preliminary revenues for fiscal 2013 show 10.9% growth over fiscal 2012 and 5.8% growth over the March forecast. These revenues will permit the funding of a 5% statutory reserve and the funding of a $1.1 billion transfer to the State Education Fund.

The governor signed an $8 billion 2014 General Fund budget into law in April 2013. This represents a 6.8% increase over fiscal 2013. The budget projects that General Fund revenue will be $181.4 million greater than the required reserve at the end of fiscal 2014. (Data: bls.gov; Colorado Office of State Planning and Budgeting; Moody’s.)

Idaho’s economy has expanded and diversified in recent years, benefiting from population growth. However, an above-average dependence on the natural resource sector remains. In July 2013, nonfarm employment was up 2.7% from a year earlier, and the unemployment rate was low at 6.6%, down from 7.5% in July 2012. Idaho’s fiscal 2013 revenues came in 3.5% above budget and 6.3% above the prior year.

The state passed its $2.8 billion 2014 General Fund budget, a 2.9% increase over fiscal 2013’s budget. It included a 2% increase in education spending and a personal property tax relief package exempting the first $100,000 valuation of personal property taxes. (Data: bls.gov; Idaho Division of Management; State Controller’s website. Note that budget figures do not include expansion of Medicaid eligibility.)

New York has a mature, broad-based, wealthy economy that attracts a highly educated and global workforce. In July 2013, nonfarm employment was up 0.9% from a year earlier, and the unemployment rate was at 7.5%, slightly above the national rate.

State tax collections totaled $66.3 billion in fiscal 2013, 3.1% higher than fiscal 2012. This was just above February estimates but still below initial estimates due to unexpected costs from Hurricane Sandy. The state ended fiscal 2013 with a General Fund balance of $1.61 billion, 9.9% less than the prior year but still 9.2% more than the last financial projection. This includes a $1.4 billion combined balance in the Tax Stabilization Reserve Fund and Rainy Day Fund.

Lawmakers signed off on a $135.1 billion All Funds Fiscal 2014 budget that closed a $1.3 billion gap with no new taxes or fees and actually cut taxes for businesses. Through the first four months of fiscal 2014, state tax collections were 13.3% higher than fiscal 2013 due to stronger personal income tax collections in April. (Data: bls.gov; New York Division of Budget; Moody’s; Office of the New York State Comptroller.)

Sticking to our strategy

Amid volatile market conditions, we kept our management strategy consistent. Our approach is known as a “bottom-up” way of investing, which means we consider securities one at a time, each on its individual merits. We conduct exhaustive research and choose the combination of bonds we believe offer a favorable risk-reward trade-off for the Funds’ shareholders.

Based on our confidence in our credit research, we maintained an emphasis on bonds with credit ratings of A and BBB, representing the mid-to-lower tier of the investment grade bond universe. We believe this segment of the marketplace may potentially provide better long-term value for diligent investors who are able to conduct the necessary research.

We also paid close attention to shifts in the market landscape, making subtle adjustments to the composition of the Funds’ portfolios that resulted in a somewhat more conservative position over time.

For example, roughly midway through the Funds’ fiscal year we believed it was prudent to protect the portfolios from a potential rise in long-term interest rates. This entailed modestly reducing the Funds’ exposure to longer-maturity securities. These shifts represented only subtle changes to the Funds’ portfolios.

Within the Funds

Some of the most notable detractors from the Funds’ performance were issued by Puerto Rico. Because Puerto Rico bonds generally provide investors with the same income-tax benefits as in-state municipal debt, these securities are often employed by state-specific portfolio managers to add diversification or to keep a fund 100% invested.

Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free Idaho Fund each saw disappointing performance from their holdings in various Puerto Rico bonds, whose returns ranged from approximately -19% to -39% during the Funds’ fiscal year. Other Puerto Rico positions greatly hampered results as well. In Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund, holdings in Puerto Rico Electric Power Authority (PREPA) bonds were significant underperformers, whose returns ranged from -24% to -38%. PREPA securities had lower-investment-grade credit ratings and suffered from investors’ worries concerning Puerto Rico.

Within Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund, the laggard Puerto Rico bonds were issued by Puerto Rico Sales Tax Financing Corporation.

On the positive side of the ledger, all of the Funds’ top-performing bonds were issued within their respective states:

  Within Delaware Tax-Free Arizona Fund, the strongest-performing securities were Maricopa County industrial development bonds issued to raise funds for the Phoenix West Prison; these bonds advanced by 5% during the fiscal year. Similarly, bonds for Aspen Place at the Sawmill Improvement District in Flagstaff also delivered a total return of approximately 5%.

Portfolio management review
Delaware Investments® state tax-free funds

  Within Delaware Tax-Free California Fund, San Diego Redevelopment Agency bonds for the Centre City Redevelopment Project, rated BBB by Standard & Poor’s (S&P), returned approximately 6% for the period. Multifamily housing bonds issued by the Santa Clara Housing Authority for the RiverTown Apartments project, rated A3 by Moody’s, posted a total return of approximately 5.5%.

  Within Delaware Tax-Free Colorado Fund, stronger performers included bonds issued by the Baptist Road Rural Transportation Authority to fund road improvements. These nonrated bonds, with a 2026 maturity date, rose approximately 13% during the fiscal period. To a lesser extent, the Fund also benefited from AAA/Aaa-rated Colorado Housing and Finance Authority bonds, reflecting the favorable market backdrop for higher-rated issues.

  Within Delaware Tax-Free Idaho Fund, strong performers included bonds issued by the Industrial Development Corporation of Power County. These BBB+/Baa1-rated issues, which were issued with a coupon of 6.45% and will mature in 2032, gained 6% during the Fund’s fiscal year, a rate of return that was matched by the Fund’s next-strongest performer, a local improvement bond issued by the city of Coeur d’Alene.

  Within Delaware Tax-Free New York Fund, nonrated New York City corporate-backed bonds issued for American Airlines returned approximately 14% during the Fund’s fiscal year. Another notable performer was a Nassau County tobacco settlement bond, whose revenue stream is secured by a settlement agreement between the tobacco industry and multiple states. This security, rated B- by S&P and due to mature in 2046, returned 13% during the fiscal year.

Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. April 1, 1991)
Excluding sales charge	-6.62%	+3.80%	+3.84%
Including sales charge	-10.85%	+2.84%	+3.36%
Class B (Est. March 10, 1995)
Excluding sales charge	-6.99%	+3.10%	+3.22%
Including sales charge	-10.55%	+2.84%	+3.22%
Class C (Est. May 26, 1994)
Excluding sales charge	-7.30%	+3.02%	+3.07%
Including sales charge	-8.19%	+3.02%	+3.07%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus.

Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free Arizona Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.90%	1.65%	1.65%
(without fee waivers)
Net expenses	0.84%	1.59%	1.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free Arizona Fund — Class A shares	$9,550	$13,910

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 7 through 9.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class B	DVABX	928928639
Class C	DVACX	928916501

Performance summaries
Delaware Tax-Free California Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. March 2, 1995)
Excluding sales charge	-5.63%	+4.87%	+4.61%
Including sales charge	-9.92%	+3.90%	+4.13%
Class B (Est. Aug. 23, 1995)
Excluding sales charge	-6.07%	+4.15%	+3.98%
Including sales charge	-9.71%	+3.90%	+3.98%
Class C (Est. April 9, 1996)
Excluding sales charge	-6.41%	+4.08%	+3.83%
Including sales charge	-7.32%	+4.08%	+3.83%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.82%	1.57%	1.57%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free California Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free California Fund — Class A shares	$9,550	$14,976

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 12.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class B	DVTFX	928928811
Class C	DVFTX	928928795

Delaware Tax-Free Colorado Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. April 23, 1987)
Excluding sales charge	-6.56%	+3.83%	+3.97%
Including sales charge	-10.77%	+2.88%	+3.49%
Class B (Est. March 22, 1995)
Excluding sales charge	-6.93%	+3.15%	+3.35%
Including sales charge	-10.54%	+2.89%	+3.35%
Class C (Est. May 6, 1994)
Excluding sales charge	-7.23%	+3.07%	+3.20%
Including sales charge	-8.14%	+3.07%	+3.20%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus.

Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free Colorado Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.93%	1.68%	1.68%
(without fee waivers)
Net expenses	0.84%	1.59%	1.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free Colorado Fund — Class A shares	$9,550	$14,076

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 13 through 15.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class B	DVBTX	928928787
Class C	DVCTX	92907R101

Performance summaries
Delaware Tax-Free Idaho Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. Jan. 4, 1995)
Excluding sales charge	-6.99%	+3.28%	+3.77%
Including sales charge	-11.20%	+2.34%	+3.30%
Class B (Est. March 16, 1995)
Excluding sales charge	-7.71%	+2.52%	+3.15%
Including sales charge	-11.30%	+2.25%	+3.15%
Class C (Est. Jan. 11, 1995)
Excluding sales charge	-7.70%	+2.51%	+3.00%
Including sales charge	-8.60%	+2.51%	+3.00%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 17. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.94%	1.69%	1.69%
(without fee waivers)
Net expenses	0.88%	1.63%	1.63%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free Idaho Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free Idaho Fund — Class A shares	$9,550	$13,821

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 17. Please note additional details on pages 16 through 18.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class B	DVTIX	928928746
Class C	DVICX	928928803

Delaware Tax-Free New York Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. Nov. 6, 1987)
Excluding sales charge	-6.27%	+4.41%	+4.45%
Including sales charge	-10.49%	+3.45%	+3.98%
Class B (Est. Nov. 14, 1994)
Excluding sales charge	-6.67%	+3.73%	+3.82%
Including sales charge	-10.29%	+3.47%	+3.82%
Class C (Est. April 26, 1995)
Excluding sales charge	-7.00%	+3.63%	+3.67%
Including sales charge	-7.91%	+3.63%	+3.67%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 20. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus.

Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free New York Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	1.01%	1.76%	1.76%
(without fee waivers)
Net expenses	0.80%	1.55%	1.55%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free New York Fund — Class A shares	$9,550	$14,754

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 20. Please note additional details on pages 19 through 21.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class B	DVTNX	928928266
Class C	DVFNX	928928258

Disclosure of Fund expenses
For the six-month period from March 1, 2013 to August 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2013 to Aug. 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$914.60	0.84%	$4.05
Class B	1,000.00	914.30	0.84%	4.05
Class C	1,000.00	911.30	1.59%	7.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class B	1,000.00	1,020.97	0.84%	4.28
Class C	1,000.00	1,017.19	1.59%	8.08

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$912.70	0.82%	$3.95
Class B	1,000.00	912.00	0.82%	3.95
Class C	1,000.00	908.60	1.57%	7.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class B	1,000.00	1,021.07	0.82%	4.18
Class C	1,000.00	1,017.29	1.57%	7.98

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$914.80	0.84%	$4.05
Class B	1,000.00	914.50	0.84%	4.05
Class C	1,000.00	911.50	1.59%	7.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class B	1,000.00	1,020.97	0.84%	4.28
Class C	1,000.00	1,017.19	1.59%	8.08

Disclosure of Fund expenses

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$920.60	0.88%	$4.26
Class B	1,000.00	916.90	1.63%	7.88
Class C	1,000.00	917.00	1.63%	7.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.77	0.88%	$4.48
Class B	1,000.00	1,016.99	1.63%	8.29
Class C	1,000.00	1,016.99	1.63%	8.29

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$913.60	0.80%	$3.86
Class B	1,000.00	913.90	0.80%	3.86
Class C	1,000.00	909.80	1.55%	7.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class B	1,000.00	1,021.17	0.80%	4.08
Class C	1,000.00	1,017.39	1.55%	7.88

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Tax-Free Arizona Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	97.83%
Corporate Revenue Bonds	9.04%
Education Revenue Bonds	18.85%
Electric Revenue Bonds	7.23%
Healthcare Revenue Bonds	22.02%
Lease Revenue Bonds	11.01%
Local General Obligation Bonds	2.74%
Pre-Refunded Bonds	3.66%
Resource Recovery Revenue Bond	1.93%
Special Tax Revenue Bonds	16.78%
Transportation Revenue Bonds	3.32%
Water & Sewer Revenue Bond	1.25%
Short-Term Investment	0.26%
Total Value of Securities	98.09%
Receivables and Other Assets Net of Liabilities	1.91%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	1.38%
Puerto Rico	6.57%

Security type/sector allocations
Delaware Tax-Free California Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	97.73%
Corporate Revenue Bonds	5.50%
Education Revenue Bonds	10.91%
Electric Revenue Bonds	6.45%
Healthcare Revenue Bonds	15.68%
Housing Revenue Bonds	3.74%
Lease Revenue Bonds	9.14%
Local General Obligation Bonds	8.25%
Pre-Refunded Bonds	2.05%
Resource Recovery Revenue Bond	0.99%
Special Tax Revenue Bonds	14.78%
State General Obligation Bonds	7.83%
Transportation Revenue Bonds	7.72%
Water & Sewer Revenue Bonds	4.69%
Short-Term Investment	0.48%
Total Value of Securities	98.21%
Receivables and Other Assets Net of Liabilities	1.79%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Puerto Rico	2.87%
U.S. Virgin Islands	0.31%

Delaware Tax-Free Colorado Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	97.60%
Corporate Revenue Bonds	1.32%
Education Revenue Bonds	7.60%
Electric Revenue Bonds	5.75%
Healthcare Revenue Bonds	29.65%
Housing Revenue Bonds	1.22%
Lease Revenue Bonds	4.17%
Local General Obligation Bonds	12.03%
Pre-Refunded Bonds	13.81%
Special Tax Revenue Bonds	14.43%
Transportation Revenue Bonds	6.05%
Water & Sewer Revenue Bonds	1.57%
Short-Term Investments	0.69%
Total Value of Securities	98.29%
Receivables and Other Assets Net of Liabilities	1.71%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	1.44%
Puerto Rico	6.69%

Security type/sector allocations
Delaware Tax-Free Idaho Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	95.67%
Corporate Revenue Bonds	7.83%
Education Revenue Bonds	9.97%
Electric Revenue Bonds	3.10%
Healthcare Revenue Bonds	9.48%
Housing Revenue Bonds	2.45%
Lease Revenue Bonds	6.36%
Local General Obligation Bonds	24.40%
Pre-Refunded Bonds	4.03%
Special Tax Revenue Bonds	17.98%
Transportation Revenue Bonds	9.20%
Water & Sewer Revenue Bond	0.87%
Short-Term Investments	1.28%
Total Value of Securities	96.95%
Receivables and Other Assets Net of Liabilities	3.05%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	1.05%
Puerto Rico	10.27%
U.S. Virgin Islands	1.41%

Delaware Tax-Free New York Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	95.91%
Corporate Revenue Bonds	8.12%
Education Revenue Bonds	22.06%
Electric Revenue Bonds	2.50%
Healthcare Revenue Bonds	16.50%
Housing Revenue Bonds	0.81%
Lease Revenue Bonds	9.64%
Local General Obligation Bonds	6.67%
Pre-Refunded Bonds	1.17%
Special Tax Revenue Bonds	16.45%
State General Obligation Bonds	0.81%
Transportation Revenue Bonds	6.98%
Water & Sewer Revenue Bonds	4.20%
Total Value of Securities	95.91%
Receivables and Other Assets Net of Liabilities	4.09%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	0.32%
Puerto Rico	3.16%
Virgin Islands	0.13%

Schedules of investments
Delaware Tax-Free Arizona Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.83%
Corporate Revenue Bonds – 9.04%
• Maricopa County Pollution Control
(Public Services-Palo Verde Project)
Series B 5.20% 6/1/43	$1,500,000	$1,636,470
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,663,050
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power)
5.75% 9/1/29	750,000	763,845
Series A 5.25% 10/1/40	3,400,000	3,203,378
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	915,660
		8,182,403
Education Revenue Bonds – 18.85%
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,505,925
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	1,395,000	1,422,635
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,031,540
Arizona State University Series C 5.50% 7/1/25	330,000	365,577
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	633,061
5.125% 5/15/40	1,305,000	1,235,052
Northern Arizona University
5.00% 6/1/36	475,000	471,770
5.00% 6/1/41	1,240,000	1,221,598
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,065,063
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	1,500,000	1,247,700
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	471,885
6.40% 7/1/47	500,000	471,580
(Rowan University Project) 5.00% 6/1/42	2,000,000	1,850,800

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County Industrial Development Authority
Educational Revenue
(Edkey Charter School Project) 6.00% 7/1/48	$1,000,000	$845,900
(Tucson Country Day School Project) 5.00% 6/1/37	1,500,000	1,220,130
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	1,000,000	983,180
University of Arizona Board of Rights
Series A 5.00% 6/1/38	1,000,000	1,013,020
		17,056,416
Electric Revenue Bonds – 7.23%
Maricopa County Pollution Control
(El Paso Electric Palo Verde Project)
Series A 4.50% 8/1/42	2,165,000	1,752,936
Mesa Utilities System Revenue 5.00% 7/1/18 (NATL-RE)	1,500,000	1,720,635
Pinal County Electric District #3 5.25% 7/1/41	2,000,000	2,018,400
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,051,680
		6,543,651
Healthcare Revenue Bonds – 22.02%
Arizona Health Facilities Authority Revenue
(Banner Health) Series A 5.00% 1/1/43	1,000,000	955,530
(Phoenix Children’s Hospital) Series A 5.00% 2/1/42	2,600,000	2,310,230
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,031,841
Maricopa County Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A
5.25% 7/1/32	970,000	991,369
5.50% 7/1/26	1,000,000	1,034,500
6.00% 7/1/39	2,500,000	2,608,950
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities
Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,491,743
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,249,888

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	$1,200,000	$1,169,220
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,525,620
6.50% 7/1/39	2,500,000	2,651,899
Yavapai County Industrial Development Authority Hospital
Facility (Yavapai Regional Medical Center)
Series A 5.25% 8/1/33	2,000,000	1,899,260
		19,920,050
Lease Revenue Bonds – 11.01%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,000,980
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,603,275
Arizona State Sports & Tourism Authority (Multipurpose
Stadium Facility) Senior Series A 5.00% 7/1/36	1,000,000	973,380
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,000,910
Pima County Industrial Development Authority Lease
Revenue (Metro Police Facility-Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,502,880
5.375% 7/1/39	1,500,000	1,514,085
6.00% 7/1/41	1,000,000	1,051,030
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,313,832
		9,960,372
Local General Obligation Bonds – 2.74%
• Gila County Unified School District #10 (Payson School
Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	1,000,000	1,063,850
Sedona-Oak Creek Joint Unified School District #9
(Coconino School Improvement Project of 2007)
Series B 5.375% 7/1/28	1,350,000	1,419,147
		2,482,997

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 3.66%
Arizona Department of Transportation State Highway
Fund Revenue Subordinated Series A 5.00% 7/1/23-14	$1,000,000	$1,039,950
Arizona State University Certificates of Participation
(Research Infrastructure Projects)
5.00% 9/1/30-14 (AMBAC)	605,000	633,750
Phoenix Civic Improvement Transition Excise Tax Revenue
(Light Rail Project) 5.00% 7/1/20-14 (AMBAC)	1,570,000	1,631,905
Puerto Rico Public Buildings Authority Revenue (Guaranteed
Government Facilities) Series I 5.25% 7/1/33-14	5,000	5,208
		3,310,813
Resource Recovery Revenue Bond – 1.93%
Phoenix Industrial Development Authority Solid Waste
Disposal Facilities Revenue (Vieste SPE)
Series A 5.50% 4/1/43 (AMT)	2,000,000	1,743,240
		1,743,240
Special Tax Revenue Bonds – 16.78%
Arizona Department of Transportation State Highway
Fund Revenue Series A
5.00% 7/1/29	1,115,000	1,192,191
Subordinated 5.00% 7/1/38	750,000	764,438
Arizona Transportation Board (Maricopa County Regional
Area Road) 5.00% 7/1/25	1,000,000	1,085,120
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	875,000	874,956
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,317,763
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	568,541
Guam Government Business Privilege Tax Revenue
Series A
5.125% 1/1/42	545,000	518,786
5.25% 1/1/36	705,000	707,305
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	765,000	751,674
Mesa Excise Tax Revenue 5.00% 7/1/32	1,000,000	1,027,980
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements)
Subordinate Series A 5.00% 7/1/19 (NATL-RE)	1,000,000	1,086,710

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A
5.00% 8/1/26	$230,000	$208,074
^5.03% 8/1/44 (NATL-RE)	3,880,000	407,206
5.375% 8/1/39	850,000	689,240
5.50% 8/1/42	1,000,000	814,950
5.75% 8/1/37	280,000	240,780
6.50% 8/1/44	1,250,000	1,183,300
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	960,000	794,678
Queen Creek Improvement District #1 5.00% 1/1/32	1,000,000	949,270
		15,182,962
Transportation Revenue Bonds – 3.32%
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,264,213
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,743,542
		3,007,755
Water & Sewer Revenue Bond – 1.25%
Phoenix Civic Improvement Wastewater Systems Revenue
(Junior Lien) 5.00% 7/1/19 (NATL-RE)	1,000,000	1,128,120
		1,128,120
Total Municipal Bonds (cost $91,452,978)		88,518,779

Short-Term Investment – 0.26%
¤Variable Rate Demand Note – 0.26%
Phoenix Industrial Development Authority Revenue
(Southwest Human Development Project)
0.15% 4/1/28 (LOC-Wells Fargo Bank N.A.)	230,000	230,000
Total Short-Term Investment (cost $230,000)		230,000

Total Value of Securities – 98.09%
(cost $91,682,978)		88,748,779
Receivables and Other Assets
Net of Liabilities – 1.91%		1,732,453
Net Assets – 100.00%		$90,481,232

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	August 31, 2013

		Principal amount	Value
Municipal Bonds – 97.73%
Corporate Revenue Bonds – 5.50%
	California Pollution Control Financing Authority
	Environmental Improvement Revenue
	#144A 5.00% 7/1/30 (AMT)	$1,000,000	$859,670
	•(BP West Coast Products) 2.60% 12/1/46	500,000	511,000
	Chula Vista Industrial Development Revenue
	(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,089,590
	Golden State Tobacco Securitization Settlement Revenue
	(Asset-Backed Senior Notes) Series A-1
	5.125% 6/1/47	1,000,000	670,110
	5.75% 6/1/47	3,500,000	2,584,855
			5,715,225
Education Revenue Bonds – 10.91%
	California Educational Facilities Authority Revenue
	(University of Southern California)
	Series A 5.00% 10/1/23	1,000,000	1,163,700
	(Woodbury University) 5.00% 1/1/36	1,000,000	894,700
	California Municipal Finance Authority Educational Revenue
	(American Heritage Education Foundation Project)
	Series A 5.25% 6/1/36	1,000,000	798,300
	(Partnership Uplift Community Project)
	Series A 5.25% 8/1/42	700,000	611,051
	(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,236,729
	California School Finance Authority
	(New Designs Charter School) Series A 5.50% 6/1/42	1,000,000	888,220
	California State Public Works Board Lease Revenue
	(Regents University) Series G 5.00% 12/1/25	1,380,000	1,506,325
	California Statewide Communities Development Authority
	Charter School Revenue
	(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	824,904
	California Statewide Communities Development
	Authority Revenue
	(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	966,310
	(Lancer Plaza Project) 5.875% 11/1/43	1,000,000	851,640
	(University of California East Irvine Campus Apartments)
	5.375% 5/15/38	1,000,000	980,480
Ω	Mt. San Antonio Community College District Convertible
	Capital Appreciation Election 2008 5.875% 8/1/28	1,000,000	616,780
			11,339,139

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 6.45%
Anaheim Public Financing Authority Electric System District
Facilities Series A 5.00% 10/1/25	$800,000	$864,096
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	545,965
Series B 5.00% 11/1/36	250,000	252,383
Series C 5.25% 11/1/31	1,175,000	1,209,545
Los Angeles Department of Water & Power
Series B 5.00% 7/1/26	1,000,000	1,096,390
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/26	1,000,000	774,670
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,122,680
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	839,379
		6,705,108
Healthcare Revenue Bonds – 15.68%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities)
6.125% 7/1/41	850,000	882,003
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,086,500
Series A 5.00% 8/1/26	300,000	312,576
Series A 5.00% 8/1/27	300,000	308,991
Series A 5.00% 8/1/28	250,000	254,895
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	913,568
Series E 5.625% 7/1/25	1,000,000	1,071,680
Series G 5.25% 7/1/23	1,000,000	1,031,400
(Children’s Hospital Los Angles)
Series A 5.00% 11/15/34	1,000,000	933,620
(City of Hope) Series A 5.00% 11/15/35	1,000,000	976,980
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,077,710
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,036,820
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	500,000	535,810
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	931,320

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue (continued)
(Episcopal Communities & Services)
5.00% 5/15/27	$500,000	$485,190
5.00% 5/15/32	600,000	547,182
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,151,389
(Terraces at San Joaquin Garden) 6.00% 10/1/42	1,000,000	961,440
(Trinity Health) 5.00% 12/1/41	1,000,000	963,310
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	847,408
		16,309,792
Housing Revenue Bonds – 3.74%
California Municipal Finance Authority Mobile Home
Park Revenue (Caritas Projects)
Senior Series A 6.40% 8/15/45	985,000	1,012,629
• California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,001,650
Independent Cities Finance Authority Revenue Refunding
(Sahar Mobile Home Park) Series A 5.00% 6/15/47	1,000,000	875,560
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	999,910
		3,889,749
Lease Revenue Bonds – 9.14%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	984,870
California Public Works Board Lease Revenue
(California State Prisons Los Angeles)
Series C 5.00% 10/1/26	1,000,000	1,045,440
(General Services Buildings 8 & 9)
Series A 6.25% 4/1/34	1,000,000	1,133,930
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,082,200
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,004,520
San Diego Public Facilities Financing Authority Lease
Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	977,610

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
San Jose Financing Authority (Civic Center Project)
Series A 5.00% 6/1/33	$1,000,000	$1,013,020
San Mateo Joint Powers Financing Authority Lease
Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,072,300
Ventura County Public Financing Authority Revenue
Series A 5.00% 11/1/33	1,200,000	1,192,380
		9,506,270
Local General Obligation Bonds – 8.25%
^ Anaheim School District Capital Appreciation
Election 2002 4.58% 8/1/25 (NATL-RE)	1,000,000	534,870
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	853,288
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,051,490
Coast Community College District Series A 5.00% 8/1/23	1,000,000	1,143,480
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,018,720
Long Beach Unified School District Refinancing
5.00% 8/1/29	1,000,000	1,040,840
Pittsburg Unified School District Financing Authority
Revenue (Pittsburg Unified School District Building
Program) 5.50% 9/1/46 (AGM)	800,000	823,368
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,065,300
Sierra Joint Community College District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,043,630
		8,574,986
§Pre-Refunded Bonds – 2.05%
California Statewide Communities Development Authority
Revenue (Viewpoint School Project)
5.75% 10/1/33-14 (ACA)	1,000,000	1,059,160
Fairfield-Suisun Unified School District Financing
Election 2002 5.50% 8/1/28-14 (NATL-RE)	500,000	524,395
Grossmont Union High School District Election 2004
5.00% 8/1/23-15 (NATL-RE)	500,000	544,370
		2,127,925

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Resource Recovery Revenue Bond – 0.99%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center)
Series A 6.00% 9/1/36	$1,000,000	$1,031,960
		1,031,960
Special Tax Revenue Bonds – 14.78%
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	1,350,000	1,346,247
Commerce Joint Powers Financing Authority Revenue
Un-Refunded Balance (Redevelopment Project)
Series A 5.00% 8/1/28 (RADIAN)	940,000	877,565
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	898,470
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)
5.50% 12/1/24	1,000,000	1,011,560
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	443,040
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	531,435
@ Modesto Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	919,200
Poway Redevelopment Agency Tax Allocation Revenue
Un-Refunded Balance 5.75% 6/15/33 (NATL-RE)	270,000	260,096
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A
5.25% 8/1/27	1,000,000	911,420
5.50% 8/1/37	835,000	693,885
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	546,341
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	835,424
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	1,005,660
Roseville Westpark Special Tax Public Community Facilities
District #1 5.25% 9/1/37	500,000	446,220

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	$2,000,000	$2,000,181
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,000,570
San Mateo Special Tax Community Facilities
District #2008-1 (Bay Meadows) 6.00% 9/1/42	800,000	823,528
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	330,000	319,011
Yucaipa Special Tax Refunding Community Facilities
District #98-1 (Chapman Heights) 5.375% 9/1/30	500,000	504,690
		15,374,543
State General Obligation Bonds – 7.83%
California State
5.25% 11/1/40	1,000,000	1,015,440
Various Purposes
5.00% 4/1/37	1,000,000	999,960
5.25% 3/1/30	1,000,000	1,052,240
5.25% 4/1/35	1,000,000	1,026,360
5.50% 4/1/18	1,000,000	1,175,440
6.00% 3/1/33	1,000,000	1,127,550
6.00% 4/1/38	515,000	570,429
California State Economic Recovery Series A 5.00% 7/1/19	1,000,000	1,169,620
		8,137,039
Transportation Revenue Bonds – 7.72%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
5.00% 4/1/26	1,000,000	1,086,240
Series F-1 5.25% 4/1/27	800,000	888,448
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport)
Series B 5.00% 5/15/33	1,690,000	1,722,668
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	485,910
San Diego County Regional Airport Authority Senior
Series B 5.00% 7/1/28 (AMT)	500,000	502,670
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,000,520

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County Airports Commission
(San Francisco International Airport) Second Series D
5.00% 5/1/24	$790,000	$855,625
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,483,635
		8,025,716
Water & Sewer Revenue Bonds – 4.69%
California State Department of Water Resources Systems
Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	815,000	874,984
Los Angeles Wastewater System Revenue
Series A 5.00% 6/1/34	1,000,000	1,035,060
San Diego Public Facilities Financing Authority Water
Revenue Subordinate Series A 5.00% 8/1/29	1,000,000	1,055,160
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	859,960
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,047,906
		4,873,070
Total Municipal Bonds (cost $104,089,540)		101,610,522

Short-Term Investment – 0.48%
¤Variable Rate Demand Note – 0.48%
California Statewide Communities Development Authority
Revenue (John Muir Health) Series A 0.01% 8/15/36
(LOC–Wells Fargo Bank N.A.)	500,000	500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 98.21%
(cost $104,589,540)		102,110,522
Receivables and Other Assets
Net of Liabilities – 1.79%		1,862,278
Net Assets – 100.00%		$103,972,800

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2013, the aggregate value of Rule 144A securities was $859,670, which represented 0.83% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $919,200, which represented 0.88% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association Collateral
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.60%
Corporate Revenue Bonds – 1.32%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	$2,500,000	$2,700,900
		2,700,900
Education Revenue Bonds – 7.60%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/35 (AMBAC)	1,000,000	999,970
Colorado Educational & Cultural Facilities
Authority Revenue
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,281,664
7.45% 8/1/48	1,000,000	1,001,090
(Charter School Project) 5.00% 7/15/37	1,150,000	1,055,424
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	1,000,000	1,003,940
(Liberty Common Charter School Project)
5.125% 12/1/33 (SGI)	2,740,000	2,694,023
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	387,684
5.00% 12/1/42	540,000	437,508
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	719,362
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,891,714
Colorado School of Mines Series A 5.00% 12/1/42	2,500,000	2,523,800
University of Colorado Refunding
Series A-2 5.00% 6/1/32	500,000	516,060
		15,512,239
Electric Revenue Bonds – 5.75%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,411,784
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,099,292
5.00% 6/1/29	2,355,000	2,554,351
Puerto Rico Electric Power Authority Revenue Series WW
5.00% 7/1/28	2,400,000	1,794,408
5.25% 7/1/33	1,195,000	874,525
		11,734,360

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 29.65%
Aspen Valley Hospital District Revenue
5.00% 10/15/30	$1,250,000	$1,223,888
5.00% 10/15/33	600,000	571,788
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	3,900,000	3,702,386
Series D 5.00% 12/1/23 (AGM)	2,775,000	2,977,519
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,467,111
(Boulder Community Hospital Project) 5.00% 10/1/42	2,000,000	1,907,140
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	908,180
Series A 5.00% 7/1/39	1,540,000	1,494,262
Series A 5.00% 2/1/41	2,250,000	2,165,468
Series A 5.25% 2/1/33	1,000,000	1,024,630
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	1,923,440
Series D 6.25% 10/1/33	2,000,000	2,255,380
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,325,145
6.375% 1/1/41	1,000,000	1,006,310
Series A 5.75% 1/1/37	1,500,000	1,457,670
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	3,544,999
(Craig Hospital Project)
4.00% 12/1/42	1,315,000	1,030,408
5.00% 12/1/32	3,500,000	3,521,629
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,813,820
5.00% 12/1/42	2,500,000	2,205,350
Series A 5.25% 6/1/34	2,750,000	2,637,388
(National Jewish Health Project) 5.00% 1/1/27	550,000	533,049
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,006,660
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,000,000	964,470
Series B 5.25% 1/1/25	2,500,000	2,648,850
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,426,585
6.25% 11/15/40	750,000	762,788
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,007,530

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	$2,500,000	$2,455,300
Series A 4.75% 12/1/36	1,500,000	1,329,000
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	1,958,202
University of Colorado Hospital Authority
Revenue Series A
5.00% 11/15/37	2,690,000	2,596,442
6.00% 11/15/29	2,460,000	2,673,700
		60,526,487
Housing Revenue Bonds – 1.22%
Colorado Housing & Finance Authority
(Single Family Mortgage - Class 1)
Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	1,025,000	1,063,673
(Single Family Program Class 1) Series AA
4.50% 5/1/23 (FHLMC)	680,000	703,460
4.50% 11/1/23 (FHLMC)	700,000	721,791
		2,488,924
Lease Revenue Bonds – 4.17%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,465,748
Colorado Building Excellent Schools Today Certificates
of Participation Series G 5.00% 3/15/32	2,000,000	2,036,420
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,500,000	2,414,550
Regional Transportation District Certificates of
Participation Series A 5.375% 6/1/31	1,540,000	1,594,485
		8,511,203
Local General Obligation Bonds – 12.03%
Central Colorado Water Conservancy District (Limited Tax)
5.00% 12/1/33	1,750,000	1,763,843
Commerce City Northern Infrastructure General
Improvement District 5.00% 12/1/32 (AGM)	2,125,000	2,154,708
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,523,092
(Justice System Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,103,375

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver City & County School District #1
4.00% 12/1/28	$1,250,000	$1,214,200
Denver International Business Center Metropolitan
District #1 5.00% 12/1/30	350,000	324,013
Douglas County School District #1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,341,345
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,787,698
Gunnison Watershed School District #1J Series 2009
5.25% 12/1/33	1,400,000	1,473,612
Jefferson County School District #R-1 5.25% 12/15/24	2,500,000	2,875,799
@North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,221,780
District #2 5.50% 12/15/37	1,200,000	1,052,964
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,424,465
Sand Creek Metropolitan District 5.00% 12/1/31 (SGI)	75,000	67,900
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,229,837
		24,558,631
§Pre-Refunded Bonds – 13.81%
Adams & Arapahoe Counties Joint School District #28J
(Aurora) 6.00% 12/1/28-18	2,500,000	3,057,750
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23-15 (AGM)	2,040,000	2,250,589
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	85,337
(Evangelical Lutheran Good Samaritan Society)
Series A 6.125% 6/1/38-14	5,250,000	5,483,259
Denver City & County Airport Revenue
Series B 5.00% 11/15/33-13 (SGI)	1,500,000	1,515,135
Denver West Metropolitan District
5.00% 12/1/33-13 (RADIAN)	1,400,000	1,416,954
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24-16	2,355,000	2,673,278
Fremont County School District #1
(Canon City) 5.00% 12/1/24-13 (NATL-RE)	1,000,000	1,012,240
Garfield County School District #2
5.00% 12/1/25-16 (AGM)	2,280,000	2,587,344

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Garfield Pitkin & Eagle County School District #1
(Roaring Fork) Series A 5.00% 12/15/27-14 (AGM)	$1,500,000	$1,593,165
La Plata County School District #9 (Durango)
5.125% 11/1/24-13 (NATL-RE)	1,000,000	1,008,380
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	26,040
Regional Transportation District Revenue (FasTracks
Project) Series A 5.00% 11/1/28-16 (AMBAC)	2,500,000	2,823,550
Sand Creek Metropolitan District
5.00% 12/1/31-13 (SGI)	425,000	430,148
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30-16 (AMBAC)	2,000,000	2,226,180
		28,189,349
Special Tax Revenue Bonds – 14.43%
@ Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue 5.00% 12/1/26	1,575,000	1,292,603
Denver City & County
(Better Denver) 5.00% 8/1/20	1,040,000	1,223,685
(Justice System Facilities) 5.00% 8/1/21	1,500,000	1,671,195
Denver Convention Center Hotel Authority Revenue
Refunding 5.00% 12/1/35 (SGI)	3,665,000	3,564,028
Denver International Business Center Metropolitan
District #1 5.375% 12/1/35	1,750,000	1,588,545
Guam Government Business Privilege Tax
Revenue Series A
5.125% 1/1/42	1,250,000	1,189,875
5.25% 1/1/36	1,675,000	1,680,477
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	978,823
5.35% 12/1/31	720,000	734,839
Plaza Metropolitan District #1 5.00% 12/1/40	1,265,000	1,136,362
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	1,345,000	1,113,378
Series A 5.25% 8/1/27	1,100,000	1,002,562

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate (continued)
Series A 5.50% 8/1/42	$1,000,000	$814,950
Series A 5.75% 8/1/37	2,620,000	2,253,017
Series A-1 5.00% 8/1/43	770,000	577,269
Series C 5.00% 8/1/40	2,500,000	2,086,775
Series C 5.50% 8/1/40	1,000,000	821,340
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,483,437
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
6.00% 1/15/41	2,400,000	2,428,056
Series A 5.25% 11/1/18	1,000,000	1,172,130
Tallyns Reach Metropolitan District #3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	635,031
		29,448,377
Transportation Revenue Bonds – 6.05%
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,069,420
Series A 5.25% 11/15/36	2,500,000	2,554,200
Series B 5.00% 11/15/27	2,855,000	2,972,940
Series B 5.00% 11/15/30	1,000,000	1,012,440
Series B 5.00% 11/15/32	1,000,000	1,002,120
E-470 Public Highway Authority Series C
5.25% 9/1/25	690,000	703,145
5.375% 9/1/26	2,000,000	2,032,640
		12,346,905
Water & Sewer Revenue Bonds – 1.57%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/27	400,000	422,152
5.00% 12/1/29 (ASSURED GTY)	250,000	262,285
5.00% 12/1/32	400,000	407,388
Parker Water & Sanitation District Revenue
5.00% 8/1/43	1,000,000	1,009,270
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,090,250
		3,191,345
Total Municipal Bonds (cost $203,350,239)		199,208,720

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Short-Term Investments – 0.69%
¤Variable Rate Demand Notes – 0.69%
Colorado Educational & Cultural Facilities
Authority Revenue
(National Jewish Federation Bond Program)
(LOC-JPMorgan Chase Bank N.A.)
Series D-1 0.06% 7/1/36	$1,000,000	$1,000,000
Series D-7 0.06% 2/1/35	415,000	415,000
Total Short-Term Investments (cost $1,415,000)		1,415,000

Total Value of Securities – 98.29%
(cost $204,765,239)		200,623,720
Receivables and Other Assets
Net of Liabilities – 1.71%		3,490,365
Net Assets – 100.00%		$204,114,085

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $3,567,347, which represented 1.75% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 95.67%
Corporate Revenue Bonds – 7.83%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,002,525
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,001,280
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,474,876
		9,478,681
Education Revenue Bonds – 9.97%
Boise State University Revenue (General Project) Series A
4.00% 4/1/37	1,250,000	1,082,638
4.25% 4/1/32 (NATL-RE)	750,000	715,613
5.00% 4/1/26	965,000	1,033,254
5.00% 4/1/39	1,000,000	1,013,080
5.00% 4/1/42	1,350,000	1,363,082
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	749,920
University of Idaho
•Series 2011 5.25% 4/1/41	1,940,000	2,144,068
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,225,693
•Series B 4.50% 4/1/41 (AGM)	1,100,000	1,200,507
Series B 5.00% 4/1/28	1,000,000	1,036,840
Series B 5.00% 4/1/32	500,000	508,390
		12,073,085
Electric Revenue Bonds – 3.10%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,055,160
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/32	3,170,000	2,261,826
Series ZZ 5.25% 7/1/26	550,000	437,091
		3,754,077
Healthcare Revenue Bonds – 9.48%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
4.50% 3/1/47	1,500,000	1,264,545
5.00% 3/1/47	1,500,000	1,389,000
6.50% 11/1/23	250,000	276,695
6.75% 11/1/37	1,250,000	1,334,688

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue (continued)
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	$2,500,000	$2,468,749
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,210,000	1,369,805
Series D 4.50% 12/1/37	1,385,000	1,303,050
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	2,073,661
		11,480,193
Housing Revenue Bonds – 2.45%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	952,713
Series B Class I 5.00% 7/1/37 (AMT)	435,000	426,657
Series C Class II 4.95% 7/1/31	995,000	994,930
Series I-1 Class I 5.45% 1/1/39 (AMT)	585,000	586,503
		2,960,803
Lease Revenue Bonds – 6.36%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone Facilities) Series A
6.50% 2/1/26	1,370,000	1,444,364
7.00% 2/1/36	1,500,000	1,556,429
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,272,675
(Capitol Mall Parking Project) Series A
4.00% 9/1/22	410,000	432,628
4.50% 9/1/25	455,000	473,728
4.50% 9/1/26	485,000	498,245
4.50% 9/1/27	505,000	511,363
(Eastern Idaho Technical College Project) Series B
4.00% 9/1/21	645,000	688,525
5.00% 9/1/25	740,000	826,713
		7,704,670

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 24.40%
Ada & Canyon Counties Joint School District #2 Meridian
4.50% 7/30/22	$1,500,000	$1,647,510
5.50% 7/30/16	1,305,000	1,476,503
(School Board Guaranteed) 4.75% 2/15/20	1,000,000	1,055,990
Bannock County School District #25 Pocatello/Chubbuck
(School Board Guaranteed)
5.00% 8/15/15	1,040,000	1,085,458
5.00% 8/15/16	1,100,000	1,148,785
Boise City Independent School District
(School Board Guaranteed)
5.00% 8/1/24 (AGM)	1,500,000	1,622,985
Bonneville Joint School District #93
(School Board Guaranteed) Series A
5.00% 9/15/30	1,515,000	1,599,537
5.00% 9/15/31	870,000	913,874
Canyon County School District #131 Nampa
(School Board Guaranteed) Series B
5.00% 8/15/23	1,295,000	1,463,855
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE)	2,000,000	2,159,640
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,922,927
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,009,516
Idaho Board Bank Authority Revenue Series A
5.00% 9/15/28	1,250,000	1,320,463
5.00% 9/15/31	1,025,000	1,074,323
5.00% 9/15/33	1,125,000	1,168,549
5.25% 9/15/26	2,000,000	2,173,160
Kootenai County School District #271 Coeur D’Alene
(School Board Guaranteed) Series B
4.00% 9/15/24	540,000	560,612
4.00% 9/15/25	650,000	664,034
Teton County School District #401Driggs
(School Board Guaranteed)
5.00% 9/15/19	1,090,000	1,261,413
5.00% 9/15/20	870,000	1,006,929
Twin Falls County School District #413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,206,699
		29,542,762

		Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 4.03%
	Ada & Canyon Counties Joint School District #3 Kuna
	(School Board Guaranteed) 4.75% 8/15/22-14	$600,000	$626,778
	Boise State University Revenue
	Series A 5.00% 4/1/18-14 (NATL-RE)	1,500,000	1,542,015
	Nampa City Series B 5.00% 8/1/21-15 (NATL-RE)	2,475,000	2,691,117
	Puerto Rico Sales Tax Financing Revenue First Subordinate
	Series A 5.50% 8/1/28-19	15,000	18,038
			4,877,948
Special Tax Revenue Bonds – 17.98%
	Coeur d’Alene Local Improvement District #6 6.10% 7/1/14	45,000	45,664
	Guam Government Business Privilege Tax Revenue Series A
	5.125% 1/1/42	545,000	518,786
	5.25% 1/1/36	705,000	707,305
	Idaho Bond Bank Authority Revenue
	Series B 5.00% 9/15/30 (NATL-RE)	725,000	769,762
	Series D 5.00% 9/15/23	1,030,000	1,180,596
	Series D 5.00% 9/15/30	350,000	369,530
	Idaho State Building Authority Revenue
	(Capitol Mall Parking Project) Series A 4.00% 9/1/21	395,000	421,655
	Idaho Water Resource Board (Ground Water Rights Mitigation)
	Series A 5.00% 9/1/32	3,565,000	3,479,582
	Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,431,450
	Nampa Development Tax Increment Revenue
	5.00% 9/1/31	1,000,000	931,420
	5.90% 3/1/30	3,000,000	3,068,159
	Puerto Rico Sales Tax Financing Revenue
^	(Capital Appreciation) Series A 5.73% 8/1/44 (NATL-RE)	5,120,000	537,344
	First Subordinate
Ω	(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	608,426
	Series A 5.25% 8/1/27	660,000	601,537
	Series A 5.50% 8/1/42	2,000,000	1,629,900
	Series A 5.75% 8/1/37	2,660,000	2,287,414
	Series C 5.25% 8/1/40	275,000	238,420
	Series C 5.50% 8/1/40	1,580,000	1,297,717
	Virgin Islands Public Finance Authority Revenue
	(Senior Lien-Matching Fund Loan Note) Series A
	5.00% 10/1/29	330,000	319,011
	5.25% 10/1/20	500,000	511,140
	5.25% 10/1/24	800,000	814,896
			21,769,714

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.20%
Boise Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	$1,000,000	$1,164,350
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,155,430
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	1,987,048
Idaho Housing & Finance Association Grant Anticipated
Revenue (Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,148,820
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,079,863
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,603,680
		11,139,191
Water & Sewer Revenue Bond – 0.87%
Idaho Board Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,054,590
		1,054,590
Total Municipal Bonds (cost $118,973,564)		115,835,714

	Number of shares
Short-Term Investments – 1.28%
Money Market Mutual Fund – 0.52%
Dreyfus Cash Management Fund	628,201	628,201
		628,201

	Principal amount
¤Variable Rate Demand Note – 0.76%
Idaho State University Foundation Revenue
(L.E. & Thelma Stephens Project) 0.05% 5/1/21
(LOC-Wells Fargo Bank N.A.)	$920,000	920,000
		920,000
Total Short-Term Investments (cost $1,548,201)		1,548,201

Total Value of Securities – 96.95%
(cost $120,521,765)		117,383,915
Receivables and Other Assets
Net of Liabilities – 3.05%		3,686,850
Net Assets – 100.00%		$121,070,765

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 95.91%
Corporate Revenue Bonds – 8.12%
Jefferson County Industrial Development Agency Solid
Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$344,334
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3
5.00% 6/1/35	215,000	165,619
5.125% 6/1/46	1,675,000	1,246,785
• New York City Industrial Development
Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	250,000	279,185
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	519,610
Class 3 6.375% 7/15/49	865,000	913,725
Niagara Area Development Revenue
(Covanta Energy Project) Series B 4.00% 11/1/24	1,060,000	933,415
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	251,995
Suffolk Tobacco Asset Securitization Series B 5.25% 6/1/37	700,000	652,330
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	575,000	409,320
5.125% 6/1/42	1,050,000	709,506
		6,425,824
Education Revenue Bonds – 22.06%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	211,425
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	570,896
(Medaille College Project) 5.25% 4/1/35	500,000	448,240
Build NYC Resource (Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	466,820
5.50% 4/1/43	500,000	478,195
Dutchess County Local Development
(Marist College Project) 5.00% 7/1/19	760,000	868,573
Hempstead Town Local Development Revenue
(Molloy College Project) 5.75% 7/1/23	370,000	401,187

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County Capital Resource Revenue
(Colgate University Project) Series A
5.00% 7/1/24	$445,000	$496,010
5.00% 7/1/28	400,000	416,652
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	360,291
5.00% 10/1/23	470,000	493,829
5.25% 10/1/31	500,000	492,520
5.50% 10/1/41	500,000	499,265
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/31	500,000	502,405
New York State Dormitory Authority
(Brooklyn Law School) 5.75% 7/1/33	340,000	345,522
(Cornell University) Series A
4.75% 7/1/29	100,000	102,244
5.00% 7/1/32	265,000	277,357
5.00% 7/1/34	170,000	174,697
(Culinary Institute of America)
5.00% 7/1/28	500,000	497,895
5.00% 7/1/34	290,000	268,401
(Fordham University) 4.00% 7/1/30	400,000	366,780
(Manhattan Marymount) 5.00% 7/1/24	350,000	357,795
(Mt. Sinai School of Medicine)
5.00% 7/1/19	500,000	568,795
5.125% 7/1/39	500,000	501,090
(New York University) Series A 5.25% 7/1/34	500,000	516,800
(Pace University) Series A
5.00% 5/1/27	200,000	198,684
5.00% 5/1/29	300,000	294,864
(Rockefeller University) Series A 5.00% 7/1/27	250,000	269,315
(Skidmore College) 5.00% 7/1/21	325,000	365,024
(St. Joseph’s College) 5.25% 7/1/25	500,000	511,105
(Teachers College) 5.50% 3/1/39	250,000	257,888
(University of Rochester)
Series A 5.125% 7/1/39	250,000	253,773
Series A-2 4.375% 7/1/20	200,000	208,566

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	$500,000	$500,250
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project)
Series B 5.00% 12/1/19	350,000	400,579
St. Lawrence County Industrial Development Agency Civic
Facility Revenue (St. Lawrence University)
5.00% 7/1/26	1,000,000	1,074,009
Series A 5.00% 10/1/16	500,000	554,335
Suffolk County Industrial Development Agency Civic Facility
Revenue (New York Institute of Technology Project)
5.00% 3/1/26	600,000	602,165
Troy Capital Resource Revenue (Rensselaer Polytechnic)
Series B 5.00% 9/1/18	165,000	188,143
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	501,295
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence)
Series A 6.25% 10/15/40	600,000	582,426
		17,446,105
Electric Revenue Bonds – 2.50%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	365,897
Series B 5.75% 4/1/33	250,000	263,973
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	514,890
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	142,057
Series ZZ
5.25% 7/1/18	300,000	291,024
5.25% 7/1/26	500,000	397,355
		1,975,196
Healthcare Revenue Bonds – 16.50%
Albany Industrial Development Agency Civic Facility Revenue
(St. Peter’s Hospital Project) Series A 5.25% 11/15/32	800,000	810,016
East Rochester Housing Authority Revenue Refunding
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	436,995

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County Industrial Development Insured
Mortgage Revenue
(Rochester General Hospital) Series A
5.00% 12/1/27	$330,000	$334,531
5.00% 12/1/28	655,000	657,600
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	602,275
New York City Health & Hospital Revenue (Health System)
Series A 5.00% 2/15/30	500,000	508,820
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	401,320
(Chapel Oaks) 5.45% 7/1/26 (LOC - Allied Irish Bank)	450,000	450,527
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 4.375% 7/1/34	995,000	957,399
Series 1 5.00% 7/1/23	600,000	661,608
Series 1 5.00% 7/1/35	225,000	225,043
Subordinate Series A2 5.00% 7/1/26	500,000	522,835
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	626,244
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	500,000	481,475
5.50% 5/1/37	500,000	513,870
(Orange Regional Medical Center)
6.125% 12/1/29	540,000	540,297
6.25% 12/1/37	250,000	245,080
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	365,000	304,052
5.00% 7/1/42	750,000	633,255
Orange County Funding Assisted Living Residence Revenue
6.50% 1/1/46	500,000	420,570
Saratoga County (Saratoga Hospital Project)
Series A 5.00% 12/1/26	1,000,000	1,052,179
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	1,000,000	1,003,470
(Peconic Landing Southland) 6.00% 12/1/40	650,000	666,231
		13,055,692

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 0.81%
New York City Housing Development Multifamily
Housing Revenue Series G-1
4.875% 11/1/39 (AMT)	$250,000	$241,205
New York Mortgage Agency Revenue 44th
Series 4.35% 10/1/24 (AMT)	400,000	401,952
		643,157
Lease Revenue Bonds – 9.64%
Battery Park City Authority Revenue Senior Series A
5.00% 11/1/26	250,000	251,955
Erie County Industrial Development Agency School Facility
Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	549,960
Hudson Yards Infrastructure Revenue Series A 5.75% 2/15/47	1,000,000	1,029,360
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A 5.00% 5/1/18	350,000	397,712
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,364,865
New York City Trust For Cultural Resources
(Wildlife Conservation Society)
Series A 5.00% 8/1/33	1,000,000	1,020,350
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	504,320
5.75% 11/15/51	675,000	710,080
Tobacco Settlement Financing Authority Revenue
(Asset-Backed)
Series A 5.00% 6/1/18	500,000	573,880
Series B-1C
5.50% 6/1/20	200,000	200,862
5.50% 6/1/21	500,000	502,185
United Nations Development Revenue Series A 5.00% 7/1/26	500,000	521,275
		7,626,804
Local General Obligation Bonds – 6.67%
New York City
Series B 5.00% 8/1/27	1,000,000	1,068,179
Subordinate Series A-1 5.00% 10/1/27	500,000	534,615
Subordinate Series C-1 5.00% 10/1/19	500,000	565,055
Subordinate Series I-1 5.375% 4/1/36	500,000	529,450
Un-refunded Balance Series D 5.00% 11/1/34	70,000	71,396

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York Dormitory Authority
Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	$500,000	$544,235
5.00% 10/1/25 (AGM)	500,000	530,095
New York Environmental Facilities Series A 5.25% 12/15/19	350,000	413,039
Ramapo Local Development Guaranteed Revenue
5.00% 3/15/28	1,000,000	1,019,750
		5,275,814
§Pre-Refunded Bonds – 1.17%
New York City Series D 5.00% 11/1/34-14	55,000	58,083
New York City Transitional Finance Authority
(Future Tax Secured)
Subordinated Series B 5.00% 11/1/18-17	165,000	188,349
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	538,693
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18	120,000	141,024
		926,149
Special Tax Revenue Bonds – 16.45%
Brooklyn Arena Local Development (Barclays Center Project)
6.25% 7/15/40	500,000	526,205
6.375% 7/15/43	500,000	529,550
6.50% 7/15/30	500,000	544,540
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	240,785
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	505,280
New York City Industrial Development Agency Civic
Facility Revenue (YMCA of Greater New York Project)
5.00% 8/1/36	1,000,000	999,960
New York City Transitional Finance Authority Revenue
(Building Aid)
Series S1 5.00% 7/15/21	750,000	858,615
Subordinate Series S1 5.25% 7/15/37	1,000,000	1,029,159
(Future Tax Secured)
Fiscal 2011 5.00% 11/1/18	335,000	376,979
Fiscal 2011 Series D 5.00% 2/1/26	250,000	271,655
Fiscal 2011 5.25% 2/1/29	500,000	542,440
Series C 5.25% 11/1/25	500,000	561,165

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Trust for Cultural Resources Revenue
(Museum of Modern Art) Series A1 5.00% 4/1/31	$530,000	$562,696
New York Dormitory Authority State Supported Debt Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	566,605
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	520,700
New York State Dormitory Authority General Purpose
Series A 5.00% 12/15/29	570,000	602,946
Series C 5.00% 3/15/34	770,000	788,442
Series E 4.00% 2/15/19	500,000	551,335
New York State Thruway Authority
Series A 5.00% 3/15/27	500,000	538,740
Series H 5.00% 1/1/30 (NATL-RE)	750,000	770,258
Puerto Rico Sales Tax Financing Revenue
5.25% 8/1/30	1,000,000	874,650
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	185,000	153,141
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note – Senior Lien)
Series A 5.00% 10/1/29	100,000	96,670
		13,012,516
State General Obligation Bonds – 0.81%
New York City Series E 5.00% 8/1/28	125,000	132,875
New York State Series A 5.00% 3/1/38	500,000	505,560
		638,435
Transportation Revenue Bonds – 6.98%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	232,880
Series C 5.00% 11/15/32	500,000	504,000
Series C 5.00% 11/15/41	20,000	19,555
Series D 5.00% 11/15/32	500,000	504,000
Series D 5.25% 11/15/27	500,000	527,005
Series F 5.00% 11/15/15	150,000	164,205
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	712,852
Port Authority of New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	254,998
(JFK International Air Terminal)
6.00% 12/1/42	700,000	765,667
6.50% 12/1/28	550,000	585,651

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority
Series B 5.00% 11/15/20	$1,000,000	$1,162,240
Series C 5.00% 11/15/24	80,000	87,646
		5,520,699
Water & Sewer Revenue Bonds – 4.20%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	220,678
Series FF 5.50% 6/15/40	250,000	266,035
(Second General Resolution)
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	513,140
Series HH 5.00% 6/15/32	500,000	515,580
New York State Environmental Facilities Revenue
Clean Water & Drinking
Revolving Funds
5.00% 6/15/30	500,000	528,360
5.00% 6/15/31	550,000	577,456
Series E 5.00% 5/15/20	600,000	702,264
		3,323,513
Total Municipal Bonds (cost $78,376,898)		75,869,904

Total Value of Securities – 95.91%
(cost $78,376,898)		75,869,904
Receivables and Other Assets
Net of Liabilities – 4.09%		3,236,131
Net Assets – 100.00%		$79,106,035

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Schedules of investments
Delaware Tax-Free New York Fund

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2013

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value	$88,518,779	$101,610,522	$199,208,720
Short-term investments, at value	230,000	500,000	1,415,000
Cash	—	698,353	—
Interest receivable	1,010,846	1,476,654	2,629,020
Receivable for securities sold	1,004,885	63,441	1,593,386
Receivable for fund shares sold	—	181,876	12,321
Total assets	90,764,510	104,530,846	204,858,447

Liabilities:
Bank overdraft	80,036	—	265,960
Income distributions payable	92,014	96,855	192,288
Payable for fund shares redeemed	17,679	329,997	106,491
Investment management fees payable	27,752	32,209	76,398
Distribution fees payable	23,996	34,887	54,142
Trustees’ fees payable	560	659	1,319
Other affiliates payable	2,578	4,712	5,948
Other accrued expenses	38,663	58,727	41,816
Total liabilities	283,278	558,046	744,362

Total Net Assets	$90,481,232	$103,972,800	$204,114,085

Net Assets Consist of:
Paid-in capital	$93,074,170	$106,833,311	$210,661,767
Undistributed net investment income	25,309	18,763	352,558
Undistributed (accumulated)
net realized gain (loss) on investments	315,952	(400,256)	(2,758,721)
Net unrealized depreciation of investments	(2,934,199)	(2,479,018)	(4,141,519)
Total Net Assets	$90,481,232	$103,972,800	$204,114,085

Investments, at cost	$91,452,978	$104,089,540	$203,350,239
Short-term investments, at cost	230,000	500,000	1,415,000

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Asset Value

Class A
Net assets	$83,895,871	$85,268,527	$190,311,449
Shares of beneficial interest outstanding,
unlimited authorization, no par	7,848,622	7,678,169	18,145,405
Net asset value per share	$10.69	$11.11	$10.49
Offering price per share, equal to net asset
value per share/(1 – 4.50%)	$11.19	$11.63	$10.98

Class B
Net assets	$103,521	$456,236	$14,652
Shares of beneficial interest outstanding,
unlimited authorization, no par	9,677	40,911	1,395
Net asset value and offering price per share	$10.70	$11.15	$10.50

Class C
Net assets	$6,481,840	$18,248,037	$13,787,984
Shares of beneficial interest outstanding,
unlimited authorization, no par	604,769	1,640,428	1,311,063
Net asset value and offering price per share	$10.72	$11.12	$10.52

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Assets:
Investments, at value	$115,835,714	$75,869,904
Short-term investments, at value	1,548,201	—
Cash	—	2,604,961
Interest receivable	1,839,613	932,186
Receivable for securities sold	2,763,854	9,988
Receivable for fund shares sold	1,000	27,885
Total assets	121,988,382	79,444,924

Liabilities:
Bank overdraft	299,450	—
Income distributions payable	104,256	61,146
Payable for fund shares redeemed	374,480	169,107
Investment management fees payable	45,703	14,151
Distribution fees payable	49,979	30,775
Trustees’ fees payable	788	483
Other affiliates payable	3,696	3,542
Other accrued expenses	39,265	59,685
Total liabilities	917,617	338,889

Total Net Assets	$121,070,765	$79,106,035

Net Assets Consist of:
Paid-in capital	$125,631,160	81,807,731
Distributions in excess of net investment income	(16,644)	(651)
Accumulated net realized loss on investments	(1,405,901)	(194,051)
Net unrealized depreciation of investments	(3,137,850)	(2,506,994)
Total Net Assets	$121,070,765	$79,106,035

Investments, at cost	$118,973,564	$78,376,898
Short-term investments, at cost	1,548,201	—

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Net Asset Value

Class A
Net assets	$87,537,356	$57,815,750
Shares of beneficial interest outstanding,
unlimited authorization, no par	7,968,552	5,470,215
Net asset value per share	$10.99	$10.57
Offering price per share, equal to net asset
value per share/(1 – 4.50%)	$11.51	$11.07

Class B
Net assets	$297,577	$137,789
Shares of beneficial interest outstanding,
unlimited authorization, no par	27,135	13,065
Net asset value and offering price per share	$10.97	$10.55

Class C
Net assets	$33,235,832	$21,152,496
Shares of beneficial interest outstanding,
unlimited authorization, no par	3,027,721	2,006,187
Net asset value and offering price per share	$10.98	$10.54

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year Ended August 31, 2013

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$4,957,618	$5,546,578	$10,764,533

Expenses:
Management fees	531,155	687,150	1,334,635
Distribution expenses – Class A	243,212	257,557	565,332
Distribution expenses – Class B	1,796	7,053	701
Distribution expenses – Class C	71,834	208,058	156,401
Dividend disbursing and transfer agent
fees and expenses	66,529	84,129	160,053
Accounting and administration expenses	41,207	48,461	94,127
Audit and tax	38,494	39,510	38,714
Registration fees	15,942	10,344	12,824
Reports and statements to shareholders	11,768	12,147	20,365
Pricing fees	9,485	13,537	14,037
Legal fees	9,260	10,888	21,286
Trustees’ fees	5,125	5,989	11,478
Insurance	1,982	1,972	4,485
Dues and services	1,929	1,407	2,503
Custodian fees	1,813	3,076	5,444
Consulting fees	992	1,203	2,290
Trustees’ expenses	382	438	867
	1,052,905	1,392,919	2,445,542
Less fees waived	(108,313)	(207,277)	(289,116)
Less waived distribution expenses – Class B	(572)	(2,167)	(126)
Less expense paid indirectly	(51)	(37)	(116)
Total operating expenses	943,969	1,183,438	2,156,184
Net Investment Income	4,013,649	4,363,140	8,608,349

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	506,262	(49,471)	(1,120,803)
Net change in unrealized appreciation
(depreciation) of investments	(11,342,703)	(11,490,872)	(22,951,343)
Net Realized and Unrealized Loss	(10,836,441)	(11,540,343)	(24,072,146)

Net Decrease in Net Assets
Resulting from Operations	$(6,822,792)	$(7,177,203)	$(15,463,797)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$6,803,126	$3,601,901

Expenses:
Management fees	852,511	491,495
Distribution expenses – Class A	285,360	163,356
Distribution expenses – Class B	4,092	1,956
Distribution expenses – Class C	405,870	230,691
Dividend disbursing and transfer agent
fees and expenses	104,195	70,439
Accounting and administration expenses	60,126	34,660
Audit and tax	39,173	39,343
Legal fees	14,129	7,529
Reports and statements to shareholders	14,085	10,155
Pricing fees	11,593	17,310
Registration fees	10,520	16,718
Trustees’ fees	7,379	4,337
Custodian fees	3,331	1,889
Insurance	2,843	1,272
Dues and services	1,560	1,428
Consulting fees	1,468	834
Trustees’ expenses	561	304
	1,818,796	1,093,716
Less fees waived	(145,224)	(206,010)
Less waived distribution expenses – Class B	—	(656)
Less expense paid indirectly	(85)	(30)
Total operating expenses	1,673,487	887,020
Net Investment Income	5,129,639	2,714,881

Net Realized and Unrealized Loss:
Net realized loss on investments	(263,420)	(212,947)
Net change in unrealized appreciation
(depreciation) of investments	(15,278,142)	(8,805,762)
Net Realized and Unrealized Loss	(15,541,562)	(9,018,709)

Net Decrease in Net Assets
Resulting from Operations	$(10,411,923)	$(6,303,828)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,013,649	$4,096,738
Net realized gain	506,262	1,052,973
Net change in unrealized appreciation (depreciation)	(11,342,703)	5,070,394
Net increase (decrease) in net assets resulting
from operations	(6,822,792)	10,220,105

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,775,830)	(3,838,812)
Class B	(6,076)	(15,982)
Class C	(220,080)	(216,639)

Net realized gain:
Class A	(976,137)	(25,133)
Class B	(2,084)	(172)
Class C	(69,528)	(1,765)
	(5,049,735)	(4,098,503)
Capital Share Transactions:
Proceeds from shares sold:
Class A	6,166,177	5,094,394
Class C	1,155,077	840,858

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,708,854	2,768,726
Class B	7,855	14,153
Class C	238,865	177,549
	11,276,828	8,895,680

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,895,352)	$(9,093,206)
Class B	(111,244)	(574,575)
Class C	(1,201,863)	(1,109,478)
	(16,208,459)	(10,777,259)
Decrease in net assets derived from
capital share transactions	(4,931,631)	(1,881,579)
Net Increase (Decrease) in Net Assets	(16,804,158)	4,240,023

Net Assets:
Beginning of year	107,285,390	103,045,367
End of year	$90,481,232	$107,285,390

Undistributed net investment income	$25,309	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,363,140	$3,796,238
Net realized gain (loss)	(49,471)	845,787
Net change in unrealized appreciation (depreciation)	(11,490,872)	7,598,268
Net increase (decrease) in net assets resulting
from operations	(7,177,203)	12,240,293

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,739,575)	(3,189,609)
Class B	(22,335)	(32,159)
Class C	(595,354)	(563,689)
	(4,357,264)	(3,785,457)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,311,641	34,582,426
Class B	204	30,390
Class C	6,342,070	4,936,706

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,134,159	2,265,497
Class B	18,811	22,982
Class C	500,813	454,958
	33,307,698	42,292,959

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(29,518,188)	$(12,958,552)
Class B	(421,462)	(539,530)
Class C	(5,416,705)	(2,910,386)
	(35,356,355)	(16,408,468)
Increase (decrease) in net assets derived from
capital share transactions	(2,048,657)	25,884,491
Net Increase (Decrease) in Net Assets	(13,583,124)	34,339,327

Net Assets:
Beginning of year	117,555,924	83,216,597
End of year	$103,972,800	$117,555,924

Undistributed net investment income	$18,763	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,608,349	$9,206,125
Net realized gain (loss)	(1,120,803)	2,424,292
Net change in unrealized appreciation (depreciation)	(22,951,343)	13,431,285
Net increase (decrease) in net assets resulting
from operations	(15,463,797)	25,061,702

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,172,705)	(8,749,124)
Class B	(2,123)	(10,110)
Class C	(445,050)	(425,246)
	(8,619,878)	(9,184,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,189,121	10,143,467
Class B	—	12
Class C	3,693,552	1,744,888

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,438,351	6,567,239
Class B	1,894	5,937
Class C	392,636	360,117
	25,715,554	18,821,660

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(39,656,800)	$(17,038,942)
Class B	(156,936)	(463,156)
Class C	(2,946,532)	(1,967,053)
	(42,760,268)	(19,469,151)
Decrease in net assets derived from
capital share transactions	(17,044,714)	(647,491)
Net Increase (Decrease) in Net Assets	(41,128,389)	15,229,731

Net Assets:
Beginning of year	245,242,474	230,012,743
End of year	$204,114,085	$245,242,474

Undistributed net investment income	$352,558	$352,562

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,129,639	$5,103,331
Net realized loss	(263,420)	(134,746)
Net change in unrealized appreciation (depreciation)	(15,278,142)	6,365,479
Net increase (decrease) in net assets resulting
from operations	(10,411,923)	11,334,064

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,005,284)	(3,979,888)
Class B	(11,315)	(18,318)
Class C	(1,119,053)	(1,087,724)
	(5,135,652)	(5,085,930)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,828,230	27,230,993
Class B	33	133
Class C	6,807,031	9,308,402

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,077,403	2,829,553
Class B	11,180	16,152
Class C	1,011,370	937,685
	25,735,247	40,322,918

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(38,066,213)	$(14,499,061)
Class B	(258,729)	(374,954)
Class C	(11,137,179)	(6,882,006)
	(49,462,121)	(21,756,021)
Increase (decrease) in net assets derived from
capital share transactions	(23,726,874)	18,566,897
Net Increase (Decrease) in Net Assets	(39,274,449)	24,815,031

Net Assets:
Beginning of year	160,345,214	135,530,183
End of year	$121,070,765	$160,345,214

Distributions in excess of net investment income	$(16,644)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,714,881	$2,233,962
Net realized gain (loss)	(212,947)	621,955
Net change in unrealized appreciation (depreciation)	(8,805,762)	4,168,664
Net increase (decrease) in net assets resulting
from operations	(6,303,828)	7,024,581

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,130,614)	(1,681,430)
Class B	(5,571)	(13,909)
Class C	(573,106)	(520,282)

Net realized gain:
Class A	(99,909)	—
Class B	(329)	—
Class C	(35,053)	—
	(2,844,582)	(2,215,621)

Capital Share Transactions:
Proceeds from shares sold:
Class A	37,913,159	18,938,318
Class B	264	37,194
Class C	9,149,620	6,044,733

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,947,901	1,394,783
Class B	4,591	10,269
Class C	462,396	397,016
	49,477,931	26,822,313

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,761,447)	$(7,361,248)
Class B	(167,487)	(240,795)
Class C	(6,592,503)	(1,493,916)
	(35,521,437)	(9,095,959)
Increase in net assets derived from
capital share transactions	13,956,494	17,726,354
Net Increase in Net Assets	4,808,084	22,535,314

Net Assets:
Beginning of year	74,297,951	51,762,637
End of year	$79,106,035	$74,297,951

Undistributed (distributions in excess of)
net investment income	$(651)	$7,099

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.010	$11.340	$11.760	$11.090	$10.930

0.450	0.460	0.445	0.447	0.431
(1.206)	0.670	(0.394)	0.668	0.158
(0.756)	1.130	0.051	1.115	0.589

(0.448)	(0.457)	(0.444)	(0.445)	(0.429)
(0.116)	(0.003)	(0.027)	—	—
(0.564)	(0.460)	(0.471)	(0.445)	(0.429)

$10.690	$12.010	$11.340	$11.760	$11.090

(6.62% )	10.15%	0.57%	10.27%	5.64%

$83,896	$99,953	$95,487	$108,214	$113,689
0.84%	0.84%	0.87%	0.86%	0.75%

0.94%	0.90%	0.93%	0.92%	0.91%
3.83%	3.94%	3.98%	3.94%	4.07%

3.73%	3.88%	3.92%	3.88%	3.91%
18%	34%	32%	15%	27%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.020	$11.340	$11.760	$11.100	$10.940

0.400	0.373	0.361	0.362	0.352
(1.205)	0.680	(0.394)	0.658	0.158
(0.805)	1.053	(0.033)	1.020	0.510

(0.399)	(0.370)	(0.360)	(0.360)	(0.350)
(0.116)	(0.003)	(0.027)	—	—
(0.515)	(0.373)	(0.387)	(0.360)	(0.350)

$10.700	$12.020	$11.340	$11.760	$11.100

(6.99% )	9.42%	(0.18% )	9.35%	4.85%

$103	$224	$757	$2,917	$6,509
1.27%	1.59%	1.62%	1.61%	1.50%

1.69%	1.65%	1.68%	1.67%	1.66%
3.40%	3.19%	3.23%	3.19%	3.32%

2.98%	3.13%	3.17%	3.13%	3.16%
18%	34%	32%	15%	27%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.040	$11.370	$11.790	$11.120	$10.960

0.362	0.373	0.362	0.363	0.352
(1.205)	0.670	(0.394)	0.668	0.158
(0.843)	1.043	(0.032)	1.031	0.510

(0.361)	(0.370)	(0.361)	(0.361)	(0.350)
(0.116)	(0.003)	(0.027)	—	—
(0.477)	(0.373)	(0.388)	(0.361)	(0.350)

$10.720	$12.040	$11.370	$11.790	$11.120

(7.30% )	9.31%	(0.17% )	9.43%	4.84%

$6,482	$7,108	$6,801	$7,995	$7,257
1.59%	1.59%	1.62%	1.61%	1.50%

1.69%	1.65%	1.68%	1.67%	1.66%
3.08%	3.19%	3.23%	3.19%	3.32%

2.98%	3.13%	3.17%	3.13%	3.16%
18%	34%	32%	15%	27%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.210	$11.170	$11.570	$10.620	$10.800

0.439	0.484	0.476	0.497	0.448
(1.100)	1.039	(0.401)	0.950	(0.182)
(0.661)	1.523	0.075	1.447	0.266

(0.439)	(0.483)	(0.475)	(0.497)	(0.446)
(0.439)	(0.483)	(0.475)	(0.497)	(0.446)

$11.110	$12.210	$11.170	$11.570	$10.620

(5.63% )	13.90%	0.83%	13.92%	2.74%

$85,269	$97,821	$67,047	$72,902	$61,132
0.82%	0.82%	0.82%	0.82%	0.88%

0.99%	0.97%	0.98%	0.98%	0.97%
3.62%	4.10%	4.36%	4.48%	4.42%

3.45%	3.95%	4.20%	4.32%	4.33%
38%	32%	44%	35%	59%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.260	$11.210	$11.610	$10.670	$10.840

0.390	0.398	0.395	0.416	0.373
(1.110)	1.049	(0.401)	0.940	(0.172)
(0.720)	1.447	(0.006)	1.356	0.201

(0.390)	(0.397)	(0.394)	(0.416)	(0.371)
(0.390)	(0.397)	(0.394)	(0.416)	(0.371)

$11.150	$12.260	$11.210	$11.610	$10.670

(6.07% )	13.10%	0.09%	12.93%	2.07%

$456	$905	$1,307	$3,254	$4,938
1.26%	1.57%	1.57%	1.57%	1.63%

1.74%	1.72%	1.73%	1.73%	1.72%
3.18%	3.35%	3.61%	3.73%	3.67%

2.70%	3.20%	3.45%	3.57%	3.58%
38%	32%	44%	35%	59%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.230	$11.180	$11.590	$10.640	$10.810

0.349	0.397	0.394	0.415	0.373
(1.110)	1.049	(0.411)	0.950	(0.172)
(0.761)	1.446	(0.017)	1.365	0.201

(0.349)	(0.396)	(0.393)	(0.415)	(0.371)
(0.349)	(0.396)	(0.393)	(0.415)	(0.371)

$11.120	$12.230	$11.180	$11.590	$10.640

(6.41% )	13.13%	(0.01% )	13.06%	2.07%

$18,248	$18,830	$14,863	$15,526	$13,530
1.57%	1.57%	1.57%	1.57%	1.63%

1.74%	1.72%	1.73%	1.73%	1.72%
2.87%	3.35%	3.61%	3.73%	3.67%

2.70%	3.20%	3.45%	3.57%	3.58%
38%	32%	44%	35%	59%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.640	$10.880	$11.260	$10.600	$10.640

0.412	0.444	0.460	0.455	0.452
(1.149)	0.758	(0.397)	0.661	(0.041)
(0.737)	1.202	0.063	1.116	0.411

(0.413)	(0.442)	(0.443)	(0.456)	(0.451)
(0.413)	(0.442)	(0.443)	(0.456)	(0.451)

$10.490	$11.640	$10.880	$11.260	$10.600

(6.56% )	11.23%	0.71%	10.74%	4.11%

$190,311	$230,787	$216,151	$237,545	$226,393
0.84%	0.84%	0.88%	0.93%	0.90%

0.96%	0.93%	0.95%	0.95%	0.95%
3.60%	3.91%	4.30%	4.16%	4.43%

3.48%	3.82%	4.23%	4.14%	4.38%
21%	24%	26%	17%	27%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.650	$10.890	$11.270	$10.610	$10.640

0.364	0.360	0.380	0.373	0.375
(1.149)	0.758	(0.397)	0.661	(0.031)
(0.785)	1.118	(0.017)	1.034	0.344

(0.365)	(0.358)	(0.363)	(0.374)	(0.374)
(0.365)	(0.358)	(0.363)	(0.374)	(0.374)

$10.500	$11.650	$10.890	$11.270	$10.610

(6.93% )	10.41%	(0.04% )	9.91%	3.43%

$15	$173	$609	$1,429	$2,693
1.41%	1.59%	1.63%	1.68%	1.65%

1.71%	1.68%	1.70%	1.70%	1.70%
3.03%	3.16%	3.55%	3.41%	3.68%

2.73%	3.07%	3.48%	3.39%	3.63%
21%	24%	26%	17%	27%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.670	$10.910	$11.290	$10.630	$10.660

0.327	0.360	0.381	0.374	0.375
(1.149)	0.758	(0.397)	0.661	(0.031)
(0.822)	1.118	(0.016)	1.035	0.344

(0.328)	(0.358)	(0.364)	(0.375)	(0.374)
(0.328)	(0.358)	(0.364)	(0.375)	(0.374)

$10.520	$11.670	$10.910	$11.290	$10.630

(7.23% )	10.39%	(0.03% )	9.90%	3.43%

$13,788	$14,282	$13,253	$15,155	$11,542
1.59%	1.59%	1.63%	1.68%	1.65%

1.71%	1.68%	1.70%	1.70%	1.70%
2.85%	3.16%	3.55%	3.41%	3.68%

2.73%	3.07%	3.48%	3.39%	3.63%
21%	24%	26%	17%	27%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.240	$11.730	$12.120	$11.490	$11.260

0.419	0.438	0.438	0.431	0.436
(1.250)	0.509	(0.385)	0.633	0.228
(0.831)	0.947	0.053	1.064	0.664

(0.419)	(0.437)	(0.436)	(0.434)	(0.434)
—	—	(0.007)	—	—
(0.419)	(0.437)	(0.443)	(0.434)	(0.434)

$10.990	$12.240	$11.730	$12.120	$11.490

(6.99% )	8.21%	0.56%	9.44%	6.12%

$87,537	$119,025	$98,821	$104,287	$86,445
0.88%	0.88%	0.90%	0.94%	0.88%

0.97%	0.94%	0.96%	0.96%	0.96%
3.51%	3.65%	3.78%	3.66%	3.94%

3.42%	3.59%	3.72%	3.64%	3.86%
17%	17%	32%	7%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.220	$11.710	$12.100	$11.470	$11.240

0.329	0.348	0.350	0.343	0.353
(1.250)	0.509	(0.385)	0.633	0.228
(0.921)	0.857	(0.035)	0.976	0.581

(0.329)	(0.347)	(0.348)	(0.346)	(0.351)
—	—	(0.007)	—	—
(0.329)	(0.347)	(0.355)	(0.346)	(0.351)

$10.970	$12.220	$11.710	$12.100	$11.470

(7.71% )	7.41%	(0.19% )	8.64%	5.34%

$298	$582	$912	$2,450	$3,359
1.63%	1.63%	1.65%	1.69%	1.63%

1.72%	1.69%	1.71%	1.71%	1.71%
2.76%	2.90%	3.03%	2.91%	3.19%

2.67%	2.84%	2.97%	2.89%	3.11%
17%	17%	32%	7%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.230	$11.720	$12.110	$11.480	$11.250

0.329	0.348	0.351	0.342	0.353
(1.250)	0.509	(0.385)	0.633	0.228
(0.921)	0.857	(0.034)	0.975	0.581

(0.329)	(0.347)	(0.349)	(0.345)	(0.351)
—	—	(0.007)	—	—
(0.329)	(0.347)	(0.356)	(0.345)	(0.351)

$10.980	$12.230	$11.720	$12.110	$11.480

(7.70% )	7.41%	(0.20% )	8.63%	5.34%

$33,236	$40,738	$35,797	$35,591	$19,176
1.63%	1.63%	1.65%	1.69%	1.63%

1.72%	1.69%	1.71%	1.71%	1.71%
2.76%	2.90%	3.03%	2.91%	3.19%

2.67%	2.84%	2.97%	2.89%	3.11%
17%	17%	32%	7%	10%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.670	$10.800	$11.150	$10.450	$10.300

0.374	0.426	0.406	0.429	0.409
(1.080)	0.867	(0.351)	0.700	0.148
(0.706)	1.293	0.055	1.129	0.557

(0.375)	(0.423)	(0.405)	(0.429)	(0.407)
(0.019)	—	—	—	—
(0.394)	(0.423)	(0.405)	(0.429)	(0.407)

$10.570	$11.670	$10.800	$11.150	$10.450

(6.27% )	12.18%	0.63%	11.02%	5.65%

$57,816	$53,456	$37,051	$37,716	$22,780
0.80%	0.80%	0.80%	0.80%	0.85%

1.03%	1.01%	1.05%	1.07%	1.10%
3.23%	3.77%	3.82%	3.94%	4.10%

3.00%	3.56%	3.57%	3.67%	3.85%
33%	28%	54%	15%	36%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.650	$10.780	$11.120	$10.420	$10.270

0.325	0.341	0.326	0.347	0.334
(1.080)	0.867	(0.341)	0.700	0.148
(0.755)	1.208	(0.015)	1.047	0.482

(0.326)	(0.338)	(0.325)	(0.347)	(0.332)
(0.019)	—	—	—	—
(0.345)	(0.338)	(0.325)	(0.347)	(0.332)

$10.550	$11.650	$10.780	$11.120	$10.420

(6.67% )	11.36%	(0.04% )	10.21%	4.88%

$138	$318	$477	$736	$1,018
1.22%	1.55%	1.55%	1.55%	1.60%

1.78%	1.76%	1.80%	1.82%	1.85%
2.81%	3.02%	3.07%	3.19%	3.35%

2.25%	2.81%	2.82%	2.92%	3.10%
33%	28%	54%	15%	36%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.640	$10.780	$11.120	$10.420	$10.270

0.286	0.340	0.326	0.346	0.333
(1.080)	0.857	(0.341)	0.700	0.148
(0.794)	1.197	(0.015)	1.046	0.481

(0.287)	(0.337)	(0.325)	(0.346)	(0.331)
(0.019)	—	—	—	—
(0.306)	(0.337)	(0.325)	(0.346)	(0.331)

$10.540	$11.640	$10.780	$11.120	$10.420

(7.00% )	11.26%	(0.04% )	10.20%	4.88%

$21,152	$20,524	$14,235	$13,462	$5,651
1.55%	1.55%	1.55%	1.55%	1.60%

1.78%	1.76%	1.80%	1.82%	1.85%
2.48%	3.02%	3.07%	3.19%	3.35%

2.25%	2.81%	2.82%	2.92%	3.10%
33%	28%	54%	15%	36%

Notes to financial statements
Delaware Investments® state tax-free funds	August 31, 2013

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pay the dividends monthly and declare and pay distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2013.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer

Notes to financial statements
Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Aug. 31, 2013, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$51	$37	$116	$85	$30

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Dec. 28, 2012 through Dec. 27, 2013. The contractual waivers did not change from prior fiscal year end. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Aug. 31, 2013, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$5,153	$6,060	$11,771	$7,519	$4,334

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to waive distribution and service fees of Class B shares to 0.25% of average daily net assets from March 1, 2013 through Feb. 28, 2014 for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free New York Fund.

As provided in the investment management agreement, each Fund bears the cost of certain legal services, including internal legal services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended Aug. 31, 2013, each Fund was charged for internal legal services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$3,143	$3,676	$7,815	$4,602	$2,643

For the year ended Aug. 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$13,635	$16,439	$37,938	$27,029	$31,890

Notes to financial statements
Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended Aug. 31, 2013, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$0	$0	$0	$113	$0
Class B	0	4	0	667	0
Class C	0	96	1,535	3,015	454

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended Aug. 31, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$19,096,565	$46,379,509	$50,846,228	$25,706,417	$40,730,075
Sales	27,613,574	48,405,575	71,719,524	51,109,746	28,394,514

At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$91,587,564	$104,570,740	$204,731,579	$120,503,955	$78,339,870
Aggregate
unrealized
appreciation	$1,955,127	$2,523,690	$5,959,820	$2,876,137	1,419,629
Aggregate
unrealized
depreciation	(4,793,912)	(4,983,908)	(10,067,679)	(5,996,177)	(3,889,595)
Net unrealized
depreciation	$(2,838,785)	$(2,460,218)	$(4,107,859)	$(3,120,040)	$(2,469,966)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Investments® state tax-free funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2013:

Delaware Tax-Free Arizona Fund
Level 2
Municipal Bonds	$88,518,779
Short-Term Investment	230,000
Total	$88,748,779

Delaware Tax-Free California Fund
Level 2
Municipal Bonds	$101,610,522
Short-Term Investment	500,000
Total	$102,110,522

Delaware Tax-Free Colorado Fund
Level 2
Municipal Bonds	$199,208,720
Short-Term Investments	1,415,000
Total	$200,623,720

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$115,835,714	$115,835,714
Short-Term Investments[1]	628,201	920,000	1,548,201
Total	$628,201	$116,755,714	$117,383,915

Delaware Tax-Free New York Fund
Level 2
Municipal Bonds	$75,869,904

1 Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 40.58% and 59.42%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the year ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2013 and 2012 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Year Ended 8/31/13
Tax-exempt income	$3,991,799	$4,352,980	$8,595,845	$5,120,760	$2,709,291
Ordinary income	10,187	4,284	24,033	14,892	—
Long-term capital gains	1,047,749	—	—	—	135,291
Total	$5,049,735	$4,357,264	$8,619,878	$5,135,652	$2,844,582

Year Ended 8/31/12
Tax-exempt income	$4,071,429	$3,785,457	$9,184,480	$5,085,903	$2,214,770
Ordinary income	4	—	—	27	851
Long-term capital gains	27,070	—	—	—	—
Total	$4,098,503	$3,785,457	$9,184,480	$5,085,930	$2,215,621

Notes to financial statements
Delaware Investments® state tax-free funds

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2013, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of
beneficial
interest	$93,074,170	$106,833,311	$210,661,767	$125,631,160	$81,807,731
Undistributed
tax-exempt
Income	117,323	115,618	544,846	87,612	60,495
Undistributed
long-term
capital gains	220,538	—	—	—	—
Distributions
payable	(92,014)	(96,855)	(192,288)	(104,256)	(61,146)
Qualified late year
capital loss
deferral	—	—	(1,702,617)	—	(231,079)
Capital loss
carryforwards	—	(419,056)	(1,089,764)	(1,423,711)	—
Unrealized
depreciation	(2,838,785)	(2,460,218)	(4,107,859)	(3,120,040)	(2,469,966)
Net assets	$90,481,232	$103,972,800	$204,114,085	$121,070,765	$79,106,035

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on certain debt instruments and distributions payable.

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2012 through Aug. 31, 2013 that, in accordance with federal income tax regulations, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free New York Fund have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2013, the Funds recorded the following reclassifications:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(11,663)	$(5,876)	$11,525	$6,013	$(13,340)
Undistributed (accumulated)
net realized gain (loss)	11,663	5,876	(11,525)	(6,013)	13,340

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2013, the Funds utilized capital loss carryforwards as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$—	$—	$581,559	$—	$—

Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2014	$—	$—	$1,045,586	$—	$—
2016	—	—	44,178	—	—
2019	—	369,988	—	—	—
Total	$—	$369,988	$1,089,764	$—	$—

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free California Fund	$49,068	$—
Delaware Tax-Free Idaho Fund	1,373,594	50,117

Notes to financial statements
Delaware Investments® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Year Ended		Year Ended		Year Ended
	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12
Shares sold:
Class A	517,896	439,537	1,895,678	2,916,355	1,305,960	895,891
Class B	—	—	16	2,492	—	—
Class C	96,751	71,479	516,107	415,741	316,391	151,986

Shares issued upon reinvestment of dividends and distributions:
Class A	315,336	236,927	259,398	192,283	563,889	580,278
Class B	666	1,218	1,550	1,958	163	529
Class C	20,237	15,162	41,459	38,704	34,332	31,740
	950,886	764,323	2,714,208	3,567,533	2,220,735	1,660,424

Shares redeemed:
Class A	(1,305,688)	(779,149)	(2,489,223)	(1,100,987)	(3,551,561)	(1,507,938)
Class B	(9,677)	(49,279)	(34,491)	(47,147)	(13,625)	(41,596)
Class C	(102,359)	(94,840)	(456,844)	(243,641)	(263,315)	(174,363)
	(1,417,724)	(923,268)	(2,980,558)	(1,391,775)	(3,828,501)	(1,723,897)
Net increase
(decrease)	(466,838)	(158,945)	(266,350)	2,175,758	(1,607,766)	(63,473)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Year Ended		Year Ended
	8/31/13	8/31/12	8/31/13	8/31/12
Shares sold:
Class A	1,228,035	2,264,249	3,276,521	1,677,664
Class B	3	11	23	3,300
Class C	562,814	773,648	784,042	538,503

Shares issued upon reinvestment of dividends and distributions:
Class A	258,086	235,429	169,367	123,671
Class B	935	1,347	400	917
Class C	84,954	78,088	40,325	35,307
	2,134,827	3,352,772	4,270,678	2,379,362

Shares redeemed:
Class A	(3,239,267)	(1,203,335)	(2,555,719)	(651,615)
Class B	(21,399)	(31,696)	(14,628)	(21,163)
Class C	(949,963)	(576,195)	(580,883)	(132,201)
	(4,210,629)	(1,811,226)	(3,151,230)	(804,979)
Net increase (decrease)	(2,075,802)	1,541,546	1,119,448	1,574,383

For the years ended Aug. 31, 2013 and 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	2,470	2,475	$29,316	9,844	9,861	$115,358
Delaware Tax-Free
California Fund	14,747	14,809	179,698	25,311	25,461	290,956
Delaware Tax-Free
Colorado Fund	5,589	5,602	64,739	19,768	19,816	221,534
Delaware Tax-Free
Idaho Fund	2,674	2,674	32,278	11,453	11,457	135,471
Delaware Tax-Free
New York Fund	303	302	3,512	1,349	1,349	14,846

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of Aug. 31, 2013 or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The values of the Funds’ investments may be adversely affected by new legislation

Notes to financial statements
Delaware Investments® state tax-free funds

8. Geographic, Credit, and Market Risks (continued)

within the states, U.S. territories, regional or local economic conditions and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2013, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the schedules of investments.

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
11.51%	5.46%	23.27%	20.16%	3.78%

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedules of investments.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Effective Oct. 1, 2013, DDLP has contracted to waive distribution and service fees of Delaware Tax-Free Idaho Fund’s Class B shares to 0.25% of average daily net assets through Sept. 30, 2014.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds and Voyageur Mutual Funds II and the Shareholders of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Colorado Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (three of the series constituting Voyageur Mutual Funds) and Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) (hereafter collectively referred to as the “Funds”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2013

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Tax Information
The information set forth below is for the Funds’ fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2013, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax- Exempt Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Arizona Fund	20.75%	0.20%	79.05%	100.00%
Delaware Tax-Free California Fund	—	0.10%	99.90%	100.00%
Delaware Tax-Free Colorado Fund	—	0.28%	99.72%	100.00%
Delaware Tax-Free Idaho Fund	—	0.29%	99.71%	100.00%
Delaware Tax-Free New York Fund	4.76%	—	95.24%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund investment advisory agreements

At a meeting held on August 20–22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Tax-Free Arizona Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Arizona municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free California Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- five- and ten-year periods was in the first quartile of its Performance Universe. The Board was extremely satisfied with performance.

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund investment advisory agreements (continued)

Delaware Tax-Free Colorado Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Colorado municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and ten-year periods was in the second quartile of its Performance Universe and the Fund’s total return for the five-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Idaho Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the third quartile and second quartile, respectively, of its Performance Universe. The Board determined that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking effective action to improve Fund performance and to meet the Board’s performance objective.

Delaware Tax-Free New York Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was extremely satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Tax-Free Arizona Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free California Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free Colorado Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Idaho Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the highest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free New York Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund investment advisory agreements (continued)

individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

Board of trustees/directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Thomas L. Bennett1
Joseph Chow
John A. Fry
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $150,075 for the fiscal year ended August 31, 2013.
____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $69,600 for the fiscal year ended August 31, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $20,000 for the fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $13,150 for the fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,891,311 and $10,092,966 for the registrant’s fiscal years ended August 31, 2013 and August 31, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 6, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 6, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 6, 2013